UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (888) 454-3965

Date of fiscal year end: August 31,

Date of reporting period: May 31, 2015

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

May 31, 2015

Schedules of Investments

May 31, 2015

(unaudited)

Large Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 1.6%
269,400	Delphi Automotive PLC	$23,432,412

Distributors - 0.1%
71,854	LKQ Corp.*	2,052,869

Diversified Consumer Services - 0.1%
29,915	Bright Horizons Family Solutions Inc.*	1,665,368

Hotels, Restaurants & Leisure - 1.4%
12,326	Chipotle Mexican Grill Inc., Class A Shares*	7,586,900
19,749	Dunkin’ Brands Group Inc.(a)	1,053,807
326,572	Hilton Worldwide Holdings Inc.*	9,457,525
36,648	MGM Resorts International*	734,792
20,950	Wynn Resorts Ltd.	2,109,455

	Total Hotels, Restaurants & Leisure	20,942,479

Household Durables - 0.7%
17,203	Harman International Industries Inc.	2,073,306
44,740	Whirlpool Corp.	8,243,345

	Total Household Durables	10,316,651

Internet & Catalog Retail - 3.6%
37,700	Amazon.com Inc.*	16,181,971
366,300	Liberty Interactive Corp., Class A Shares*	10,245,411
2,801	NetFlix Inc.*	1,747,992
16,871	Priceline Group Inc. (The)*	19,773,487
85,970	TripAdvisor Inc.*	6,556,072

	Total Internet & Catalog Retail	54,504,933

Leisure Products - 0.1%
39,504	Brunswick Corp.	2,016,284

Media - 4.7%
224,770	Comcast Corp., Class A Shares	13,140,054
70,804	Discovery Communications Inc., Class A Shares* (a)	2,403,088
191,556	Discovery Communications Inc., Class C Shares*	6,023,479
47,233	Imax Corp.* (a)	1,905,379
258,900	Liberty Global PLC, Series C*	13,915,875
114,300	Time Warner Inc.	9,656,064
340,520	Twenty-First Century Fox Inc., Class A Shares	11,441,472
119,560	Walt Disney Co. (The)	13,195,837

	Total Media	71,681,248

Multiline Retail - 0.9%
30,995	Dollar General Corp.	2,249,927
151,500	Dollar Tree Inc.*	11,360,985

	Total Multiline Retail	13,610,912

Specialty Retail - 3.8%
61,134	DSW Inc., Class A Shares	2,118,293
37,072	GNC Holdings Inc., Class A Shares	1,651,187
231,910	Home Depot Inc. (The)	25,839,412
111,728	L Brands Inc.	9,666,707
8,830	O’Reilly Automotive Inc.*	1,938,450
29,307	Ross Stores Inc.	2,833,108
123,650	Sally Beauty Holdings Inc.*	3,859,116
140,035	TJX Cos., Inc. (The)	9,015,453

	Total Specialty Retail	56,921,726

Textiles, Apparel & Luxury Goods - 2.7%
19,116	Lululemon Athletica Inc.* (a)	1,142,946
184,350	NIKE Inc., Class B Shares	18,742,864
120,900	Under Armour Inc., Class A Shares*	9,479,769
155,066	V.F. Corp.	10,921,298

	Total Textiles, Apparel & Luxury Goods	40,286,877

	TOTAL CONSUMER DISCRETIONARY	297,431,759

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
CONSUMER STAPLES - 4.8%
Beverages - 2.4%
18,370	Brown-Forman Corp., Class B Shares	$1,731,740
215,570	Coca-Cola Enterprises Inc.	9,534,661
200,935	Constellation Brands Inc., Class A Shares	23,688,227
8,989	Monster Beverage Corp.*	1,144,120

	Total Beverages	36,098,748

Food & Staples Retailing - 1.5%
63,230	Costco Wholesale Corp.	9,015,966
24,632	United Natural Foods Inc.*	1,652,068
143,315	Walgreens Boots Alliance Inc.	12,302,159

	Total Food & Staples Retailing	22,970,193

Food Products - 0.2%
31,518	Hain Celestial Group Inc. (The)*	1,994,144
9,709	Mead Johnson Nutrition Co., Class A Shares	944,686

	Total Food Products	2,938,830

Personal Products - 0.7%
113,630	Estee Lauder Cos., Inc. (The), Class A Shares	9,934,671

	TOTAL CONSUMER STAPLES	71,942,442

ENERGY - 3.8%
Energy Equipment & Services - 0.5%
172,900	Halliburton Co.	7,849,660

Oil, Gas & Consumable Fuels - 3.3%
30,044	Cabot Oil & Gas Corp.	1,020,294
43,979	Carrizo Oil & Gas Inc.*	2,205,987
30,522	Continental Resources Inc.* (a)	1,390,582
67,125	EOG Resources Inc.	5,953,316
148,300	Kinder Morgan Inc.	6,152,967
47,928	Pioneer Natural Resources Co.	7,085,196
312,620	Suncor Energy Inc.	9,137,883
150,520	Valero Energy Corp.	8,916,805
139,975	Williams Cos., Inc. (The)	7,152,723

	Total Oil, Gas & Consumable Fuels	49,015,753

	TOTAL ENERGY	56,865,413

FINANCIALS - 6.7%
Banks - 1.4%
315,580	Citigroup Inc.	17,066,566
16,723	Signature Bank*	2,335,367
9,010	SVB Financial Group*	1,215,539

	Total Banks	20,617,472

Capital Markets - 1.8%
43,300	Affiliated Managers Group Inc.*	9,684,478
75,547	E*Trade Financial Corp.*	2,225,615
53,896	Raymond James Financial Inc.	3,132,436
137,280	State Street Corp.	10,698,230
46,387	WisdomTree Investments Inc.	990,826

	Total Capital Markets	26,731,585

Consumer Finance - 0.6%
158,030	Discover Financial Services	9,208,408

Diversified Financial Services - 2.1%
75,950	Intercontinental Exchange Inc.	17,983,441
134,700	McGraw Hill Financial Inc.	13,975,125

	Total Diversified Financial Services	31,958,566

Insurance - 0.2%
27,615	Allied World Assurance Co. Holdings AG	1,173,362
22,283	Aon PLC	2,255,485

	Total Insurance	3,428,847

Real Estate Investment Trusts (REITs) - 0.6%
118,300	Crown Castle International Corp.	9,647,365

	TOTAL FINANCIALS	101,592,243

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
HEALTH CARE - 20.0%
Biotechnology - 5.0%
22,552	Alkermes PLC*	$1,377,927
50,250	Biogen*	19,948,748
9,951	BioMarin Pharmaceutical Inc.*	1,249,547
386,609	Celgene Corp.*	44,243,534
40,998	Gilead Sciences Inc.*	4,602,845
22,437	Incyte Corp. Ltd.*	2,471,436
11,440	Medivation Inc.*	1,510,652

	Total Biotechnology	75,404,689

Health Care Equipment & Supplies - 1.0%
79,341	Cooper Cos., Inc. (The)	14,421,814
8,498	DexCom Inc.*	609,476

	Total Health Care Equipment & Supplies	15,031,290

Health Care Providers & Services - 2.3%
103,999	Cardinal Health Inc.	9,169,592
42,285	Centene Corp.*	3,185,752
38,214	HealthSouth Corp.	1,649,316
14,129	Humana Inc.	3,032,790
54,700	McKesson Corp.	12,976,481
29,082	MEDNAX Inc.*	2,070,057
12,646	Molina Healthcare Inc.*	919,870
14,585	Universal Health Services Inc., Class B Shares	1,889,924

	Total Health Care Providers & Services	34,893,782

Health Care Technology - 0.1%
20,587	Cerner Corp.*	1,385,299

Life Sciences Tools & Services - 0.8%
12,325	Illumina Inc.*	2,539,936
20,893	PAREXEL International Corp.*	1,388,758
63,940	Thermo Fisher Scientific Inc.	8,288,542

	Total Life Sciences Tools & Services	12,217,236

Pharmaceuticals - 10.8%
346,630	AbbVie Inc.	23,082,092
109,029	Actavis PLC*	33,451,187
113,400	Endo International PLC*	9,498,384
108,740	Jazz Pharmaceuticals PLC*	19,502,519
191,661	Mylan NV*	13,920,338
162,675	Novo Nordisk AS, ADR	9,187,884
9,516	Perrigo Co. PLC	1,810,895
41,200	Shire PLC, ADR	10,718,180
345,190	Teva Pharmaceutical Industries Ltd., ADR	20,745,919
46,482	Valeant Pharmaceuticals International Inc.*	11,098,507
212,800	Zoetis Inc., Class A Shares	10,591,056

	Total Pharmaceuticals	163,606,961

	TOTAL HEALTH CARE	302,539,257

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
51,308	Precision Castparts Corp.	10,858,312
216,110	Textron Inc.	9,772,494

	Total Aerospace & Defense	20,630,806

Airlines - 1.4%
62,479	American Airlines Group Inc.	2,647,235
129,600	Delta Air Lines Inc.	5,562,432
31,051	Spirit Airlines Inc.*	1,973,912
195,420	United Continental Holdings Inc.*	10,667,978

	Total Airlines	20,851,557

Commercial Services & Supplies - 0.4%
15,263	Cintas Corp.	1,313,992
46,408	Copart Inc.*	1,605,717
34,341	KAR Auction Services Inc.	1,279,545
8,846	Stericycle Inc.*	1,214,556

	Total Commercial Services & Supplies	5,413,810

Electrical Equipment - 0.4%
122,200	AMETEK Inc.	6,569,472

Industrial Conglomerates - 0.1%
10,537	Roper Technologies Inc.	1,843,554

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Machinery - 1.6%
152,567	Caterpillar Inc.	$13,017,017
110,990	PACCAR Inc.	7,054,524
1,921	Pall Corp.	239,049
32,820	Wabtec Corp.	3,291,846

	Total Machinery	23,602,436

Marine - 0.0%
10,101	Kirby Corp.*	774,848

Professional Services - 0.7%
13,254	CEB Inc.	1,121,156
15,014	Equifax Inc.	1,506,354
164,210	Nielsen NV(a)	7,387,808

	Total Professional Services	10,015,318

Road & Rail - 1.7%
26,288	J.B. Hunt Transport Services Inc.	2,208,718
236,230	Union Pacific Corp.	23,837,969

	Total Road & Rail	26,046,687

	TOTAL INDUSTRIALS	115,748,488

INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 1.5%
40,821	Palo Alto Networks Inc.*	6,918,751
234,653	QUALCOMM Inc.	16,350,621

	Total Communications Equipment	23,269,372

Electronic Equipment, Instruments & Components - 0.8%
39,563	Amphenol Corp., Class A Shares	2,257,069
147,800	TE Connectivity Ltd.	10,198,200

	Total Electronic Equipment, Instruments & Components	12,455,269

Internet Software & Services - 8.6%
169,327	Akamai Technologies Inc.*	12,914,570
31,100	Baidu Inc., ADR*	6,139,140
217,600	eBay Inc.*	13,351,936
46,939	Equinix Inc.	12,582,938
391,940	Facebook Inc., Class A Shares*	31,037,729
49,573	Google Inc., Class A Shares*	27,033,148
44,945	Google Inc., Class C Shares*	23,915,684
51,600	Yelp Inc., Class A Shares* (a)	2,472,156

	Total Internet Software & Services	129,447,301

IT Services - 5.9%
10,859	Alliance Data Systems Corp.*	3,236,308
9,325	Gartner Inc.*	815,751
29,172	Global Payments Inc.	3,044,973
56,480	International Business Machines Corp.	9,581,832
22,959	Jack Henry & Associates Inc.	1,494,172
240,575	MasterCard Inc., Class A Shares	22,195,449
49,218	Vantiv Inc., Class A Shares*	1,968,720
685,375	Visa Inc., Class A Shares	47,071,555

	Total IT Services	89,408,760

Semiconductors & Semiconductor Equipment - 2.7%
141,565	Analog Devices Inc.	9,620,757
152,740	ARM Holdings PLC, ADR	8,136,460
16,902	Avago Technologies Ltd., Class A Shares	2,502,679
156,820	Lam Research Corp.	12,898,445
58,920	Micron Technology Inc.*	1,645,636
29,192	NXP Semiconductor NV*	3,276,802
11,377	Qorvo Inc.*	934,620
15,679	Synaptics Inc.*	1,562,256

	Total Semiconductors & Semiconductor Equipment	40,577,655

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Software - 5.9%
198,910	Adobe Systems Inc.*	$15,731,792
51,706	Cadence Design Systems Inc.*	1,023,262
21,610	CDK Global Inc.	1,151,597
208,589	Electronic Arts Inc.*	13,090,003
15,815	Fair Isaac Corp.	1,387,292
71,939	Fortinet Inc.*	2,881,876
54,457	Intuit Inc.	5,671,696
194,923	Microsoft Corp.	9,134,092
24,121	Red Hat Inc.*	1,863,830
233,710	Salesforce.com Inc.*	17,002,402
179,470	ServiceNow Inc.*	13,749,197
79,400	Workday Inc., Class A Shares*	6,266,248

	Total Software	88,953,287

Technology Hardware, Storage & Peripherals - 5.6%
538,867	Apple Inc.	70,203,593
431,980	EMC Corp.	11,378,353
34,300	Western Digital Corp.	3,339,448

	Total Technology Hardware, Storage & Peripherals	84,921,394

	TOTAL INFORMATION TECHNOLOGY	469,033,038

MATERIALS - 2.3%
Chemicals - 2.2%
297,200	Axalta Coating Systems Ltd.*	10,179,100
49,940	Celanese Corp., Class A Shares	3,438,369
3,713	CF Industries Holdings Inc.	1,172,862
29,629	Cytec Industries Inc.	1,792,258
254,910	Dow Chemical Co. (The)	13,273,164
11,559	Sherwin-Williams Co. (The)	3,331,073

	Total Chemicals	33,186,826

Construction Materials - 0.1%
21,665	Eagle Materials Inc.	1,808,594

	TOTAL MATERIALS	34,995,420

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
37,514	Cogent Communications Holdings Inc.	1,178,690
188,800	Level 3 Communications Inc.*	10,474,624

	Total Diversified Telecommunication Services	11,653,314

Wireless Telecommunication Services - 0.6%
84,402	SBA Communications Corp., Class A Shares*	9,436,988

	TOTAL TELECOMMUNICATION SERVICES	21,090,302

	TOTAL COMMON STOCKS (Cost - $1,014,668,899)	1,471,238,362

Face Amount
SHORT-TERM INVESTMENTS(b) - 3.0%
MONEY MARKET FUND - 1.1%
$16,754,983	Invesco STIT - Government & Agency Portfolio(c) (Cost - $16,754,983)	16,754,983

TIME DEPOSITS - 1.9%
14,146,020	ANZ National Bank - London, 0.030% due 6/1/15	14,146,020
8,751,191	BNP Paribas - Paris, 0.030% due 6/1/15	8,751,191
5,225,315	DNB - Oslo, 0.030% due 6/1/15	5,225,315

	TOTAL TIME DEPOSITS (Cost - $28,122,526)	28,122,526

	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,877,509)	44,877,509

	TOTAL INVESTMENTS - 100.4% (Cost - $1,059,546,408#)	1,516,115,871

	Liabilities in Excess of Other Assets - (0.4)%	(5,662,807)

	TOTAL NET ASSETS - 100.0%	$1,510,453,064

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Summary of Investments by Security Sector^
Information Technology	30.9%
Health Care	20.0
Consumer Discretionary	19.6
Industrials	7.6
Financials	6.7
Consumer Staples	4.7
Energy	3.8
Materials	2.3
Telecommunication Services	1.4
Short-Term Investments	3.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 1.8%
1,551,100	Ford Motor Co.	$23,530,187
29,324	Harley-Davidson Inc.	1,568,541

	Total Automobiles	25,098,728

Diversified Consumer Services - 0.1%
67,159	H&R Block Inc.	2,130,955

Hotels, Restaurants & Leisure - 1.7%
127,000	McDonald’s Corp.	12,183,110
590,000	MGM Resorts International*	11,829,500

	Total Hotels, Restaurants & Leisure	24,012,610

Household Durables - 1.3%
262,000	Sony Corp., ADR*	8,101,040
51,990	Whirlpool Corp.	9,579,157

	Total Household Durables	17,680,197

Internet & Catalog Retail - 0.2%
59,963	Liberty Interactive Corp., Class A Shares*	1,677,165
38,277	Liberty Ventures, Series A*	1,588,496

	Total Internet & Catalog Retail	3,265,661

Leisure Products - 1.1%
595,627	Mattel Inc.	15,373,133

Media - 1.6%
133,700	Comcast Corp., Class A Shares	7,816,102
57,513	Gannett Co., Inc.	2,058,390
26,713	Omnicom Group Inc.	1,990,920
290,000	Twenty-First Century Fox Inc., Class A Shares	9,744,000

	Total Media	21,609,412

Multiline Retail - 1.1%
94,324	Kohl’s Corp.	6,177,279
113,300	Macy’s Inc.	7,585,435
13,716	Nordstrom Inc.	996,330

	Total Multiline Retail	14,759,044

Specialty Retail - 0.2%
31,048	Bed Bath & Beyond Inc.*	2,214,343

Textiles, Apparel & Luxury Goods - 0.8%
40,606	Coach Inc.	1,436,234
132,520	V.F. Corp.	9,333,384

	Total Textiles, Apparel & Luxury Goods	10,769,618

	TOTAL CONSUMER DISCRETIONARY	136,913,701

CONSUMER STAPLES - 4.3%
Beverages - 0.9%
300,000	Coca-Cola Co. (The)	12,288,000

Food & Staples Retailing - 2.0%
171,377	CVS Caremark Corp.	17,545,577
35,348	Kroger Co. (The)	2,573,335
99,800	Wal-Mart Stores Inc.	7,412,146

	Total Food & Staples Retailing	27,531,058

Food Products - 0.7%
195,949	Archer-Daniels-Midland Co.	10,355,905

Household Products - 0.7%
84,477	Kimberly-Clark Corp.	9,196,166

	TOTAL CONSUMER STAPLES	59,371,129

ENERGY - 11.3%
Energy Equipment & Services - 1.6%
428,297	Ensco PLC, Class A Shares	10,064,979
11,616	Helmerich & Payne Inc.(a)	847,852
126,800	McDermott International Inc.* (a)	692,328
213,100	National Oilwell Varco Inc.	10,482,389

	Total Energy Equipment & Services	22,087,548

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
Oil, Gas & Consumable Fuels - 9.7%
150,000	Anadarko Petroleum Corp.	$12,541,500
194,528	Chevron Corp.	20,036,384
191,551	ConocoPhillips	12,197,968
184,805	Denbury Resources Inc.(a)	1,362,013
142,000	Devon Energy Corp.	9,261,240
136,000	EOG Resources Inc.	12,061,840
12,324	Hess Corp.	832,116
388,356	Marathon Oil Corp.	10,559,400
248,130	Murphy Oil Corp.	10,783,730
246,000	Royal Dutch Shell PLC, Class A Shares, ADR	14,691,120
193,400	Sasol Ltd., ADR	6,859,898
33,901	SM Energy Co.	1,773,700
60,104	Southwestern Energy Co.*	1,548,880
236,500	Total SA, ADR(a)	11,940,885
124,400	Valero Energy Corp.	7,369,456

	Total Oil, Gas & Consumable Fuels	133,820,130

	TOTAL ENERGY	155,907,678

FINANCIALS - 23.5%
Banks - 8.7%
320,000	BB&T Corp.	12,630,400
556,100	Citigroup Inc.	30,073,888
415,000	Citizens Financial Group Inc.	11,138,600
359,200	Fifth Third Bancorp	7,270,208
377,710	JPMorgan Chase & Co.	24,845,764
11,217	M&T Bank Corp.	1,355,911
82,300	PNC Financial Services Group Inc. (The)	7,875,287
975,000	Regions Financial Corp.	9,837,750
276,800	Wells Fargo & Co.	15,489,728

	Total Banks	120,517,536

Capital Markets - 2.7%
61,400	Ameriprise Financial Inc.	7,649,826
191,000	Franklin Resources Inc.	9,723,810
45,002	Goldman Sachs Group Inc. (The)	9,278,962
134,669	State Street Corp.	10,494,755

	Total Capital Markets	37,147,353

Consumer Finance - 3.4%
155,000	American Express Co.	12,356,600
234,000	Capital One Financial Corp.	19,553,040
386,318	Navient Corp.	7,444,348
235,000	Synchrony Financial* (a)	7,588,150

	Total Consumer Finance	46,942,138

Diversified Financial Services - 0.1%
7,068	Intercontinental Exchange Inc.	1,673,561

Insurance - 8.4%
6,360	Alleghany Corp.*	3,023,226
41,528	Allied World Assurance Co. Holdings AG	1,764,525
263,490	Allstate Corp. (The)	17,738,147
184,700	American International Group Inc.	10,825,267
23,344	Aon PLC	2,362,879
36,338	Arch Capital Group Ltd.*	2,321,635
418,000	Hartford Financial Services Group Inc. (The)	17,183,980
37,458	Loews Corp.	1,502,815
756,516	MetLife Inc.	39,535,526
70,895	Progressive Corp. (The)	1,938,269
38,355	Torchmark Corp.	2,188,920
77,500	Travelers Cos., Inc. (The)	7,836,800
163,000	Willis Group Holdings PLC	7,735,980

	Total Insurance	115,957,969

Real Estate Investment Trusts (REITs) - 0.2%
44,347	American Capital Agency Corp.	925,079
55,545	Hatteras Financial Corp.	997,588

	Total Real Estate Investment Trusts (REITs)	1,922,667

	TOTAL FINANCIALS	324,161,224

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
HEALTH CARE - 12.4%
Biotechnology - 0.2%
23,200	Gilead Sciences Inc.*	$2,604,664

Health Care Equipment & Supplies - 3.0%
173,300	Abbott Laboratories	8,422,380
358,681	Baxter International Inc.	23,891,742
127,384	St. Jude Medical Inc.	9,394,570

	Total Health Care Equipment & Supplies	41,708,692

Health Care Providers & Services - 3.2%
86,500	Aetna Inc.	10,204,405
47,500	Anthem Inc.	7,972,875
20,733	Cigna Corp.	2,919,828
92,900	Express Scripts Holding Co.*	8,095,306
60,684	UnitedHealth Group Inc.	7,294,824
63,300	Universal Health Services Inc.	8,202,414

	Total Health Care Providers & Services	44,689,652

Life Sciences Tools & Services - 0.6%
194,000	Agilent Technologies Inc.	7,990,860

Pharmaceuticals - 5.4%
329,500	AbbVie Inc.	21,941,405
118,250	Eli Lilly & Co.	9,329,925
188,365	Johnson & Johnson	18,862,871
75,700	Novartis AG, ADR	7,776,661
248,200	Pfizer Inc.	8,624,950
132,200	Teva Pharmaceutical Industries Ltd., ADR	7,945,220

	Total Pharmaceuticals	74,481,032

	TOTAL HEALTH CARE	171,474,900

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.2%
76,450	General Dynamics Corp.	10,715,232
77,400	Honeywell International Inc.	8,065,080
6,576	L-3 Communications Holdings Inc.	774,718
53,100	Northrop Grumman Corp.	8,452,458
21,641	Rockwell Collins Inc.	2,060,007

	Total Aerospace & Defense	30,067,495

Air Freight & Logistics - 0.6%
82,700	United Parcel Service Inc., Class B Shares	8,205,494

Commercial Services & Supplies - 0.1%
37,771	Republic Services Inc., Class A Shares	1,521,794

Construction & Engineering - 1.1%
203,032	Fluor Corp.	11,414,459
51,034	Jacobs Engineering Group Inc.*	2,207,731
31,378	Quanta Services Inc.*	920,003

	Total Construction & Engineering	14,542,193

Electrical Equipment - 0.6%
106,300	Eaton Corp. PLC	7,610,017
11,589	Hubbell Inc., Class B Shares	1,251,960

	Total Electrical Equipment	8,861,977

Industrial Conglomerates - 1.9%
103,752	Danaher Corp.	8,955,873
642,100	General Electric Co.	17,510,067

	Total Industrial Conglomerates	26,465,940

Machinery - 1.7%
27,700	Cummins Inc.	3,754,735
75,600	Deere & Co.	7,082,208
123,500	Dover Corp.	9,311,900
48,805	Joy Global Inc.	1,900,467
53,428	Kennametal Inc.	1,926,613

	Total Machinery	23,975,923

Professional Services - 1.3%
111,493	Manpowergroup Inc.	9,437,882
180,000	Nielsen NV(a)	8,098,200

	Total Professional Services	17,536,082

Road & Rail - 0.3%
38,743	Norfolk Southern Corp.	3,564,356
7,273	Ryder System Inc.	666,570

	Total Road & Rail	4,230,926

	TOTAL INDUSTRIALS	135,407,824

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 2.3%
649,681	Cisco Systems Inc.	$19,042,150
180,000	QUALCOMM Inc.	12,542,400

	Total Communications Equipment	31,584,550

Electronic Equipment, Instruments & Components - 0.7%
50,269	Arrow Electronics Inc.*	3,055,853
72,865	Avnet Inc.	3,206,789
75,404	FLIR Systems Inc.	2,303,592
44,640	Keysight Technologies Inc.*	1,466,870

	Total Electronic Equipment, Instruments & Components	10,033,104

Internet Software & Services - 1.1%
24,000	Google Inc., Class A Shares*	13,087,680
24,910	IAC/InterActiveCorp	1,869,994

	Total Internet Software & Services	14,957,674

IT Services - 1.8%
160,000	Amdocs Ltd.	8,776,000
45,000	International Business Machines Corp.	7,634,250
10,555	NeuStar Inc., Class A Shares* (a)	288,362
47,032	Teradata Corp.*	1,831,426
599,100	Xerox Corp.	6,841,722

	Total IT Services	25,371,760

Semiconductors & Semiconductor Equipment - 2.7%
38,051	Analog Devices Inc.	2,585,946
149,100	Broadcom Corp., Class A Shares	8,476,335
558,800	Intel Corp.	19,256,248
9,333	KLA-Tencor Corp.	556,807
241,000	Micron Technology Inc.*	6,731,130

	Total Semiconductors & Semiconductor Equipment	37,606,466

Software - 2.6%
340,000	Activision Blizzard Inc.	8,588,400
258,300	CA Inc.	7,865,235
211,066	Microsoft Corp.	9,890,553
307,000	Symantec Corp.	7,559,875
30,694	Synopsys Inc.*	1,531,323

	Total Software	35,435,386

Technology Hardware, Storage & Peripherals - 1.7%
883,700	EMC Corp.	23,276,658

	TOTAL INFORMATION TECHNOLOGY	178,265,598

MATERIALS - 4.8%
Chemicals - 2.0%
34,401	Celanese Corp., Class A Shares	2,368,509
328,800	Dow Chemical Co. (The)	17,120,616
68,500	Monsanto Co.	8,013,130

	Total Chemicals	27,502,255

Metals & Mining - 1.7%
477,455	Freeport-McMoRan Inc.	9,381,991
110,098	Goldcorp Inc.	1,955,340
320,742	Kinross Gold Corp.*	753,744
230,422	Nucor Corp.	10,898,960

	Total Metals & Mining	22,990,035

Paper & Forest Products - 1.1%
307,200	International Paper Co.	15,922,176

	TOTAL MATERIALS	66,414,466

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
446,800	AT&T Inc.	$15,432,472
288,900	CenturyLink Inc.	9,603,036
414,700	Verizon Communications Inc.	20,502,768

	Total Diversified Telecommunication Services	45,538,276

	TOTAL TELECOMMUNICATION SERVICES	45,538,276

UTILITIES - 3.3%
Electric Utilities - 1.9%
277,650	American Electric Power Co., Inc.	15,628,919
26,295	Edison International	1,598,999
105,395	Entergy Corp.	8,059,556
52,769	Xcel Energy Inc.	1,796,784

	Total Electric Utilities	27,084,258

Multi-Utilities - 1.4%
403,700	Public Service Enterprise Group Inc.	17,209,731
35,844	SCANA Corp.	1,905,467

	Total Multi-Utilities	19,115,198

	TOTAL UTILITIES	46,199,456

	TOTAL COMMON STOCKS (Cost - $1,048,982,288)	1,319,654,252

Face Amount
SHORT-TERM INVESTMENTS(b) - 6.3%
MONEY MARKET FUND - 1.8%
$25,017,638	Invesco STIT - Government & Agency Portfolio(c) (Cost - $25,017,638)	25,017,638

TIME DEPOSITS - 4.5%
25,252,058	ANZ National Bank - London, 0.030% due 6/1/15	25,252,058
16,744,492	BNP Paribas - Paris, 0.030% due 6/1/15	16,744,492
7,663,873	DNB - Oslo, 0.030% due 6/1/15	7,663,873
318,461	JPMorgan Chase & Co. - Nassau, 0.030% due 6/1/15	318,461
11,383,842	Wells Fargo - Grand Cayman, 0.030% due 6/1/15	11,383,842

	TOTAL TIME DEPOSITS (Cost - $61,362,726)	61,362,726

	TOTAL SHORT-TERM INVESTMENTS (Cost - $86,380,364)	86,380,364

	TOTAL INVESTMENTS - 101.8% (Cost - $1,135,362,652#)	1,406,034,616

	Liabilities in Excess of Other Assets - (1.8)%	(24,335,438)

	TOTAL NET ASSETS - 100.0%	$1,381,699,178

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Financials	23.1%
Information Technology	12.7
Health Care	12.2
Energy	11.1
Consumer Discretionary	9.7
Industrials	9.6
Materials	4.7
Consumer Staples	4.2
Utilities	3.3
Telecommunication Services	3.2
Short-Term Investments	6.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.0%
46,600	American Axle & Manufacturing Holdings Inc.*	$1,170,126
28,000	Gentherm Inc.*	1,435,280

	Total Auto Components	2,605,406

Diversified Consumer Services - 1.7%
43,100	2U Inc.*	1,196,456
37,072	Bright Horizons Family Solutions Inc.*	2,063,798
28,820	Sotheby’s(a)	1,292,001

	Total Diversified Consumer Services	4,552,255

Hotels, Restaurants & Leisure - 5.4%
81,890	Bloomin’ Brands Inc.	1,839,249
31,100	Dave & Buster’s Entertainment Inc.*	983,693
55,340	Del Frisco’s Restaurant Group Inc.*	1,029,324
28,500	Diamond Resorts International Inc.*	886,350
13,120	Fiesta Restaurant Group Inc.*	610,474
16,300	Jack in the Box Inc.	1,415,003
52,800	La Quinta Holdings Inc.*	1,312,608
26,580	Papa John’s International Inc.	1,826,312
21,900	Popeyes Louisiana Kitchen Inc.*	1,217,859
14,600	Red Robin Gourmet Burgers Inc.*	1,217,494
17,845	Vail Resorts Inc.	1,851,240

	Total Hotels, Restaurants & Leisure	14,189,606

Household Durables - 1.8%
14,900	Helen of Troy Ltd.*	1,303,601
32,200	Libbey Inc.	1,271,900
249,870	Standard Pacific Corp.*	2,058,929

	Total Household Durables	4,634,430

Leisure Products - 1.3%
67,240	Brunswick Corp.	3,431,930
4,120	Malibu Boats Inc., Class A Shares*	86,396

	Total Leisure Products	3,518,326

Media - 1.0%
36,200	Carmike Cinemas, Inc.*	1,007,446
38,170	Starz, Class A Shares*	1,601,613

	Total Media	2,609,059

Specialty Retail - 4.0%
15,670	Asbury Automotive Group Inc.*	1,333,830
37,200	Caleres Inc.*	1,150,596
29,500	Conn’s Inc.* (a)	1,091,205
16,930	Five Below Inc.* (a)	562,923
19,240	Lithia Motors Inc., Class A Shares	2,048,098
48,620	Rent-A-Center Inc.	1,470,755
30,150	Restoration Hardware Holdings Inc.*	2,742,444

	Total Specialty Retail	10,399,851

Textiles, Apparel & Luxury Goods - 0.6%
25,400	G-III Apparel Group Ltd.*	1,444,244

	TOTAL CONSUMER DISCRETIONARY	43,953,177

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.9%
14,100	Casey’s General Stores Inc.	1,229,379
30,400	Diplomat Pharmacy Inc.*	1,174,960

	Total Food & Staples Retailing	2,404,339

Food Products - 1.1%
91,220	Boulder Brands Inc.*	841,048
22,700	Calavo Growers Inc.	1,145,215
8,300	J&J Snack Foods Corp.	894,740

	Total Food Products	2,881,003

	TOTAL CONSUMER STAPLES	5,285,342

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
ENERGY - 3.3%
Energy Equipment & Services - 0.7%
48,000	Basic Energy Services Inc.*	$418,080
61,870	Superior Energy Services Inc.	1,428,578

	Total Energy Equipment & Services	1,846,658

Oil, Gas & Consumable Fuels - 2.6%
12,700	Carrizo Oil & Gas Inc.*	637,032
96,750	Navigator Holdings Ltd.*	1,805,355
11,300	PDC Energy Inc.*	673,932
98,780	Synergy Resources Corp.*	1,136,958
27,515	Tesoro Corp.	2,435,078

	Total Oil, Gas & Consumable Fuels	6,688,355

	TOTAL ENERGY	8,535,013

FINANCIALS - 6.4%
Banks - 1.2%
48,370	East West Bancorp Inc.	2,075,073
31,100	Webster Financial Corp.	1,178,379

	Total Banks	3,253,452

Capital Markets - 2.4%
144,800	BGC Partners Inc., Class A Shares	1,368,360
27,800	Financial Engines Inc.(a)	1,192,620
90,200	OM Asset Management PLC	1,756,194
34,210	Stifel Financial Corp.*	1,822,024

	Total Capital Markets	6,139,198

Insurance - 0.7%
109,130	CNO Financial Group Inc.	1,964,340

Real Estate Investment Trusts (REITs) - 1.1%
16,720	National Health Investors Inc.	1,105,861
23,000	Pebblebrook Hotel Trust	986,240
46,400	Retail Opportunity Investments Corp.	757,712

	Total Real Estate Investment Trusts (REITs)	2,849,813

Real Estate Management & Development - 1.0%
60,770	Alexander & Baldwin Inc.	2,495,824

	TOTAL FINANCIALS	16,702,627

HEALTH CARE - 28.3%
Biotechnology - 12.9%
78,470	AMAG Pharmaceuticals Inc.* (a)	5,459,943
27,800	Anacor Pharmaceuticals Inc.*	1,979,916
168,110	ARIAD Pharmaceuticals Inc.* (a)	1,543,250
29,200	Cepheid*	1,610,964
80,400	ChemoCentryx Inc.*	697,068
19,200	Clovis Oncology Inc.* (a)	1,774,848
103,101	Dynavax Technologies Corp.* (a)	2,347,610
21,100	Isis Pharmaceuticals Inc.* (a)	1,420,452
57,800	Lion Biotechnologies Inc.*	646,782
129,960	Merrimack Pharmaceuticals Inc.* (a)	1,533,528
58,160	Neurocrine Biosciences Inc.*	2,550,898
26,400	Portola Pharmaceuticals Inc., Class A Shares*	1,104,048
60,810	Prothena Corp. PLC* (a)	2,398,346
51,310	PTC Therapeutics Inc.* (a)	2,980,598
11,610	Puma Biotechnology Inc.* (a)	2,269,174
7,000	Receptos Inc.*	1,154,230
9,500	Synageva BioPharma Corp.*	2,027,395

	Total Biotechnology	33,499,050

Health Care Equipment & Supplies - 4.5%
59,000	AtriCure Inc.*	1,353,460
25,000	DexCom Inc.*	1,793,000
33,472	LDR Holding Corp.*	1,356,285
63,210	Masimo Corp.*	2,218,671
40,070	STERIS Corp.	2,677,878
59,600	Tandem Diabetes Care Inc.*	719,372
62,480	Wright Medical Group Inc.*	1,711,952

	Total Health Care Equipment & Supplies	11,830,618

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Health Care Providers & Services - 4.4%
26,890	AAC Holdings Inc.* (a)	$1,044,945
16,781	Adeptus Health, Inc., Class A Shares*	1,175,509
70,800	AMN Healthcare Services Inc.*	1,882,572
72,120	ExamWorks Group Inc.*	2,948,266
52,232	HealthEquity Inc.*	1,384,670
51,960	Team Health Holdings Inc.*	3,038,621

	Total Health Care Providers & Services	11,474,583

Health Care Technology - 0.6%
26,800	Medidata Solutions Inc.*	1,554,668

Life Sciences Tools & Services - 2.7%
11,500	Bio-Techne Corp.*	1,164,375
41,160	Bruker Corp.*	816,615
53,160	ICON PLC*	3,448,489
24,000	PAREXEL International Corp.*	1,595,280

	Total Life Sciences Tools & Services	7,024,759

Pharmaceuticals - 3.2%
27,900	Akorn Inc.* (a)	1,280,610
156,200	Cardiome Pharma Corp.* (a)	1,494,834
71,760	Flamel Technologies SA, ADR*	1,316,796
43,740	Pacira Pharmaceuticals Inc.* (a)	3,420,905
25,400	Relypsa Inc.*	934,466

	Total Pharmaceuticals	8,447,611

	TOTAL HEALTH CARE	73,831,289

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.6%
41,010	Hexcel Corp.	2,019,332
69,920	TASER International Inc.* (a)	2,208,074

	Total Aerospace & Defense	4,227,406

Air Freight & Logistics - 2.0%
27,800	Forward Air Corp.	1,441,986
30,100	Hub Group Inc., Class A Shares*	1,276,842
90,200	UTi Worldwide Inc.* (a)	867,724
34,430	XPO Logistics Inc.* (a)	1,692,579

	Total Air Freight & Logistics	5,279,131

Airlines - 0.6%
70,000	JetBlue Airways Corp.*	1,411,200

Building Products - 1.1%
23,230	Caesarstone Sdot-Yam Ltd.	1,436,079
100,488	NCI Building Systems Inc.*	1,505,310

	Total Building Products	2,941,389

Commercial Services & Supplies - 1.7%
153,400	ARC Document Solutions Inc.*	1,148,966
33,900	Mobile Mini Inc.	1,345,152
115,510	Steelcase Inc., Class A Shares	1,986,772

	Total Commercial Services & Supplies	4,480,890

Electrical Equipment - 0.7%
32,900	Power Solutions International Inc.* (a)	1,809,500

Machinery - 1.3%
32,200	Albany International Corp., Class A Shares	1,274,476
17,500	Proto Labs Inc.*	1,210,650
58,700	Wabash National Corp.*	794,798

	Total Machinery	3,279,924

Marine - 0.6%
34,940	Matson Inc.	1,407,383

Professional Services - 1.7%
27,580	CEB Inc.	2,332,992
33,670	Huron Consulting Group Inc.*	2,164,981

	Total Professional Services	4,497,973

Road & Rail - 1.1%
26,645	Genesee & Wyoming Inc., Class A Shares*	2,193,949
11,275	Old Dominion Freight Line Inc.*	766,813

	Total Road & Rail	2,960,762

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Trading Companies & Distributors - 1.7%
52,030	Rush Enterprises Inc., Class A Shares*	$1,382,437
23,780	Watsco Inc.	2,994,378

	Total Trading Companies & Distributors	4,376,815

	TOTAL INDUSTRIALS	36,672,373

INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 2.0%
12,600	Arista Networks Inc.* (a)	880,866
53,800	Ciena Corp.*	1,297,656
81,980	Finisar Corp.* (a)	1,795,362
48,280	Radware Ltd.*	1,139,891
6,510	Ruckus Wireless Inc.*	68,420

	Total Communications Equipment	5,182,195

Electronic Equipment, Instruments & Components - 1.1%
20,500	Belden Inc.	1,730,610
11,500	Littelfuse Inc.	1,112,050

	Total Electronic Equipment, Instruments & Components	2,842,660

Internet Software & Services - 5.5%
33,200	comScore Inc.*	1,878,456
10,775	CoStar Group Inc.*	2,251,005
16,500	Criteo SA, ADR*	792,495
24,520	Demandware Inc.* (a)	1,527,106
26,392	Envestnet Inc.*	1,156,233
52,800	Gogo Inc.* (a)	1,129,920
86,303	GTT Communications Inc.* (a)	1,901,255
47,130	HomeAway Inc.*	1,322,939
51,100	Q2 Holdings Inc.*	1,211,581
16,832	SPS Commerce Inc.*	1,094,417

	Total Internet Software & Services	14,265,407

IT Services - 1.9%
13,100	EPAM Systems Inc.*	942,021
23,000	Euronet Worldwide Inc.*	1,375,400
23,880	WEX Inc.*	2,707,753

	Total IT Services	5,025,174

Semiconductors & Semiconductor Equipment - 5.7%
83,480	Advanced Energy Industries Inc.*	2,380,850
10,200	Ambarella Inc.*	920,142
28,400	Cavium Inc.*	1,998,508
31,260	Cirrus Logic Inc.*	1,180,065
63,341	Cypress Semiconductor Corp.*	869,672
35,700	Microsemi Corp.*	1,299,123
59,050	Monolithic Power Systems Inc.	3,224,130
31,210	Qorvo Inc.*	2,563,901
13,700	Silicon Motion Technology Corp., ADR	485,802

	Total Semiconductors & Semiconductor Equipment	14,922,193

Software - 7.2%
16,170	Aspen Technology Inc.*	692,076
13,500	Barracuda Networks Inc.* (a)	531,090
24,800	Blackbaud Inc.	1,271,248
35,710	Cadence Design Systems Inc.*	706,701
83,280	Callidus Software Inc.*	1,192,570
29,250	CommVault Systems Inc.*	1,299,578
88,820	Fortinet Inc.*	3,558,129
27,800	Manhattan Associates Inc.*	1,524,830
30,549	Paylocity Holding Corp.*	1,022,781
25,542	Proofpoint Inc.*	1,510,298
46,530	QLIK Technologies Inc.*	1,682,990
14,450	Ultimate Software Group Inc. (The)*	2,337,865
61,880	Zendesk Inc.* (a)	1,425,096

	Total Software	18,755,252

Technology Hardware, Storage & Peripherals - 1.5%
47,460	Electronics for Imaging Inc.*	2,051,696
41,200	Nimble Storage Inc.* (a)	1,066,256
27,400	Super Micro Computer Inc.*	916,804

	Total Technology Hardware, Storage & Peripherals	4,034,756

	TOTAL INFORMATION TECHNOLOGY	65,027,637

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
MATERIALS - 2.6%
Chemicals - 1.3%
69,830	Chemtura Corp.*	$1,938,481
34,770	PolyOne Corp.	1,352,205

	Total Chemicals	3,290,686

Construction Materials - 0.6%
60,700	Summit Materials Inc., Class A Shares*	1,669,250

Containers & Packaging - 0.4%
34,900	Berry Plastics Group Inc.*	1,168,103

Metals & Mining - 0.3%
22,790	TimkenSteel Corp.	678,003

	TOTAL MATERIALS	6,806,042

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
41,100	RingCentral Inc., Class A Shares*	702,399

	TOTAL COMMON STOCKS (Cost - $193,996,185)	257,515,899

Face Amount
SHORT-TERM INVESTMENTS(b) - 17.4%
MONEY MARKET FUND - 15.2%
$39,598,404	Invesco STIT - Government & Agency Portfolio(c) (Cost - $39,598,404)	39,598,404

TIME DEPOSIT - 2.2%
5,809,386	DNB - Oslo, 0.030% due 6/1/15 (Cost - $5,809,386)	5,809,386

	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,407,790)	45,407,790

	TOTAL INVESTMENTS - 116.1% (Cost - $239,403,975#)	302,923,689

	Liabilities in Excess of Other Assets - (16.1)%	(42,026,436)

	TOTAL NET ASSETS - 100.0%	$260,897,253

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Summary of Investments by Security Sector^
Health Care	24.4%
Information Technology	21.5
Consumer Discretionary	14.5
Industrials	12.1
Financials	5.5
Energy	2.8
Materials	2.3
Consumer Staples	1.7
Telecommunication Services	0.2
Short-Term Investments	15.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.7%
40,200	Dana Holding Corp.	$875,154
172,967	Modine Manufacturing Co.*	1,935,501
15,050	Standard Motor Products Inc.	529,308
13,600	Tenneco Inc.*	798,592

	Total Auto Components	4,138,555

Automobiles - 0.4%
14,900	Thor Industries Inc.	910,241

Distributors - 0.2%
9,340	Core-Mark Holding Co., Inc.	501,651

Diversified Consumer Services - 1.8%
184,989	Regis Corp.*	2,989,422
47,000	Service Corp. International	1,365,820

	Total Diversified Consumer Services	4,355,242

Hotels, Restaurants & Leisure - 1.1%
10,200	Brinker International Inc.	562,836
18,100	Cheesecake Factory Inc. (The)	933,417
13,278	International Speedway Corp., Class A Shares	494,340
24,500	Texas Roadhouse Inc., Class A Shares	857,990

	Total Hotels, Restaurants & Leisure	2,848,583

Household Durables - 0.8%
25,700	Meritage Homes Corp.*	1,127,202
20,031	Ryland Group Inc. (The)	842,704

	Total Household Durables	1,969,906

Internet & Catalog Retail - 1.1%
94,450	Blue Nile Inc.*	2,607,765

Media - 1.1%
16,497	Cinemark Holdings Inc.	668,624
29,698	Meredith Corp.	1,568,054
17,364	Time Inc.	390,864

	Total Media	2,627,542

Specialty Retail - 2.1%
6,000	Asbury Automotive Group Inc.*	510,720
19,200	Buckle Inc. (The)(a)	817,536
11,557	Cato Corp. (The), Class A Shares	430,960
19,300	Finish Line Inc. (The), Class A Shares	505,081
6,920	Genesco Inc.*	458,035
19,409	GNC Holdings Inc., Class A Shares	864,477
10,400	Group 1 Automotive Inc.	856,024
41,600	Stage Stores Inc.	673,504

	Total Specialty Retail	5,116,337

Textiles, Apparel & Luxury Goods - 0.6%
20,400	Steven Madden Ltd.*	770,712
23,300	Wolverine World Wide Inc.	684,554

	Total Textiles, Apparel & Luxury Goods	1,455,266

	TOTAL CONSUMER DISCRETIONARY	26,531,088

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.5%
18,350	Andersons Inc. (The)	813,639
5,700	Ingles Markets Inc., Class A Shares	278,616
3,553	Weis Markets Inc.	153,383

	Total Food & Staples Retailing	1,245,638

Food Products - 1.5%
17,700	Cal-Maine Foods Inc.	1,003,413
12,300	Ingredion Inc.	1,008,231
5,300	J&J Snack Foods Corp.	571,340
16,100	Pinnacle Foods Inc.	678,615
6,081	Sanderson Farms Inc.(a)	495,784

	Total Food Products	3,757,383

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Household Products - 1.2%
134,512	Central Garden & Pet Co.*	$1,277,864
157,093	Central Garden & Pet Co., Class A Shares*	1,533,228

	Total Household Products	2,811,092

Tobacco - 0.4%
19,300	Universal Corp.(a)	993,757

	TOTAL CONSUMER STAPLES	8,807,870

ENERGY - 4.2%
Energy Equipment & Services - 1.4%
8,800	Atwood Oceanics Inc.	270,776
13,800	Bristow Group Inc.	800,400
6,500	Dril-Quip Inc.*	491,270
60,700	Helix Energy Solutions Group Inc.*	951,169
43,100	Patterson-UTI Energy Inc.	870,620

	Total Energy Equipment & Services	3,384,235

Oil, Gas & Consumable Fuels - 2.8%
19,100	Alon USA Partners LP(a)	388,876
23,300	Bonanza Creek Energy Inc.*	484,174
16,700	Jones Energy Inc., Class A Shares*	162,157
32,500	Oasis Petroleum Inc.*	551,850
41,076	Ship Finance International Ltd.(a)	671,593
12,300	SM Energy Co.	643,536
40,200	Stone Energy Corp.*	545,916
17,635	Sunoco LP	814,737
19,898	Western Refining Inc.	875,114
22,000	Whiting Petroleum Corp.*	725,780
19,000	World Fuel Services Corp.	950,570

	Total Oil, Gas & Consumable Fuels	6,814,303

	TOTAL ENERGY	10,198,538

FINANCIALS - 23.5%
Banks - 10.4%
21,300	Bank of Hawaii Corp.	1,337,001
13,200	BOK Financial Corp.	853,776
55,800	Boston Private Financial Holdings Inc.	699,732
30,700	Community Bank System Inc.	1,084,017
11,400	Cullen/Frost Bankers Inc.	836,874
22,900	CVB Financial Corp.	375,560
59,985	East West Bancorp Inc.	2,573,357
44,800	First Financial Bancorp	778,176
48,200	First Interstate Bancsystem Inc., Class A Shares	1,312,968
41,000	First Midwest Bancorp Inc.	728,160
30,823	First Niagara Financial Group Inc.	274,633
44,478	FirstMerit Corp.	873,548
66,796	Fulton Financial Corp.	845,637
21,600	Great Western Bancorp Inc.	500,688
39,641	Hancock Holding Co.	1,154,742
25,100	Independent Bank Corp.(a)	1,132,261
75,341	National Penn Bancshares Inc.	806,149
37,200	NBT Bancorp Inc.	915,864
60,700	Old National Bancorp	826,127
16,800	Prosperity Bancshares Inc.	899,976
21,005	S&T Bancorp Inc.	569,025
53,100	TCF Financial Corp.	835,794
35,006	Trustmark Corp.	834,893
51,754	Umpqua Holdings Corp.	910,353
94,600	Valley National Bancorp(a)	925,188
39,800	Webster Financial Corp.	1,508,022
25,700	WesBanco Inc.	813,148

	Total Banks	25,205,669

Capital Markets - 1.1%
11,106	AllianceBernstein Holding LP, Class Miscella Shares(a)	348,284
8,500	Artisan Partners Asset Management Inc., Class A Shares	374,935
19,700	Main Street Capital Corp.(a)	608,139
10,447	OM Asset Management PLC	203,403
19,100	Stifel Financial Corp.*	1,017,266

	Total Capital Markets	2,552,027

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Insurance - 6.3%
20,163	Allied World Assurance Co. Holdings AG	$856,726
15,200	American Financial Group Inc.	965,200
21,900	First American Financial Corp.	782,049
2,502	Hanover Insurance Group Inc. (The)	178,092
18,272	HCI Group Inc.	789,899
9,300	Infinity Property & Casualty Corp.	672,855
214,614	Maiden Holdings Ltd.	3,000,304
25,600	Montpelier Re Holdings Ltd.	974,592
105,178	National Interstate Corp.(b)	2,689,401
19,500	ProAssurance Corp.	881,010
43,500	Selective Insurance Group Inc.	1,179,285
7,200	StanCorp Financial Group Inc.	534,384
38,400	Symetra Financial Corp.	939,264
18,646	Validus Holdings Ltd.	800,100

	Total Insurance	15,243,161

Real Estate Investment Trusts (REITs) - 5.1%
56,186	Ashford Hospitality Prime Inc.	884,368
267,433	Ashford Hospitality Trust Inc.	2,299,924
27,500	Blackstone Mortgage Trust Inc., Class A Shares	831,050
55,964	Brandywine Realty Trust	787,973
15,566	Education Realty Trust Inc.	512,744
64,700	Franklin Street Properties Corp.	751,167
25,800	Healthcare Realty Trust Inc.	614,556
22,200	Highwoods Properties Inc.	931,290
78,000	Lexington Realty Trust	716,040
22,200	Omega Healthcare Investors Inc.	799,866
32,000	Ramco-Gershenson Properties Trust	551,040
53,317	Retail Properties of America Inc., Class A Shares	799,755
31,523	Starwood Property Trust Inc.	753,084
44,900	Summit Hotel Properties Inc.	599,864
26,500	Washington Real Estate Investment Trust	663,825

	Total Real Estate Investment Trusts (REITs)	12,496,546

Real Estate Management & Development - 0.3%
18,600	Alexander & Baldwin Inc.	763,902

Thrifts & Mortgage Finance - 0.3%
37,300	Washington Federal Inc.	824,330

	TOTAL FINANCIALS	57,085,635

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 2.6%
16,000	Haemonetics Corp.*	661,120
154,740	Invacare Corp.	3,362,500
17,363	STERIS Corp.	1,160,370
9,600	Teleflex Inc.	1,235,904

	Total Health Care Equipment & Supplies	6,419,894

Health Care Providers & Services - 1.1%
22,550	Owens & Minor Inc.	751,366
49,851	Select Medical Holdings Corp.	815,064
19,400	VCA Inc.*	1,017,724

	Total Health Care Providers & Services	2,584,154

Life Sciences Tools & Services - 0.1%
6,420	VWR Corp.* (a)	175,073

	TOTAL HEALTH CARE	9,179,121

INDUSTRIALS - 24.2%
Aerospace & Defense - 1.1%
11,700	Elbit Systems Ltd.	853,515
13,200	Orbital ATK Inc.	1,009,800
13,500	Triumph Group Inc.	900,315

	Total Aerospace & Defense	2,763,630

Airlines - 0.3%
36,500	WestJet Airlines Ltd.	791,723

Building Products - 1.2%
190,657	NCI Building Systems Inc.*	2,856,042

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Commercial Services & Supplies - 2.8%
8,500	Brink’s Co. (The)	$271,660
9,200	Deluxe Corp.	587,236
57,000	Ennis Inc.	958,740
401,596	InnerWorkings Inc.*	2,554,150
24,935	Knoll Inc.	567,521
5,175	UniFirst Corp.	591,554
12,800	United Stationers Inc.	497,152
27,996	West Corp.	856,678

	Total Commercial Services & Supplies	6,884,691

Construction & Engineering - 3.7%
86,050	Granite Construction Inc.	3,084,893
350,116	Great Lakes Dredge & Dock Corp.*	1,946,645
257,051	Layne Christensen Co.* (a)	2,092,395
63,700	MasTec Inc.*	1,124,942
35,000	Primoris Services Corp.	656,950

	Total Construction & Engineering	8,905,825

Electrical Equipment - 3.6%
19,300	AZZ Inc.	925,049
26,000	Babcock & Wilcox Co. (The)	865,540
13,100	EnerSys	872,984
222,244	GrafTech International Ltd.*	1,126,777
70,950	Powell Industries Inc.	2,574,066
22,361	Regal Beloit Corp.	1,748,407
26,600	Thermon Group Holdings Inc.*	604,086

	Total Electrical Equipment	8,716,909

Machinery - 7.8%
25,919	Altra Industrial Motion Corp.	712,773
20,800	Barnes Group Inc.	837,408
152,926	Briggs & Stratton Corp.	2,919,357
6,700	CIRCOR International Inc.	357,244
13,700	Crane Co.	829,261
73,024	Douglas Dynamics Inc.	1,482,387
9,100	EnPro Industries Inc.	550,368
195,345	Harsco Corp.	3,147,008
39,900	ITT Corp.	1,702,932
76,105	John Bean Technologies Corp.	2,859,265
10,281	Kennametal Inc.	370,733
289,992	Mueller Water Products Inc., Class A Shares	2,673,726
17,750	Trinity Industries Inc.	532,322

	Total Machinery	18,974,784

Marine - 0.5%
6,900	Kirby Corp.*	529,299
17,000	Matson Inc.	684,760

	Total Marine	1,214,059

Professional Services - 1.3%
171,500	Mistras Group Inc.*	3,174,465

Road & Rail - 0.6%
11,250	Saia Inc.*	460,575
31,300	Werner Enterprises Inc.	861,376

	Total Road & Rail	1,321,951

Trading Companies & Distributors - 1.3%
20,100	Applied Industrial Technologies Inc.	851,637
14,065	GATX Corp.	783,561
38,700	H&E Equipment Services Inc.	844,821
19,200	TAL International Group Inc.* (a)	696,768

	Total Trading Companies & Distributors	3,176,787

	TOTAL INDUSTRIALS	58,780,866

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.0%
12,500	Black Box Corp.	250,750
88,500	Brocade Communications Systems Inc.	1,094,303
38,860	CommScope Holding Co., Inc.*	1,211,266

	Total Communications Equipment	2,556,319

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Electronic Equipment, Instruments & Components - 1.7%
56,700	AVX Corp.	$804,573
3,931	Methode Electronics Inc.	184,482
9,513	SYNNEX Corp.	786,440
14,400	Tech Data Corp.*	908,928
115,700	Vishay Intertechnology Inc.	1,506,414

	Total Electronic Equipment, Instruments & Components	4,190,837

Internet Software & Services - 0.2%
5,842	j2 Global Inc.	387,967

IT Services - 1.0%
33,200	Booz Allen Hamilton Holding Corp., Class A Shares	841,620
21,600	Convergys Corp.	536,328
30,800	CSG Systems International Inc.	960,652

	Total IT Services	2,338,600

Semiconductors & Semiconductor Equipment - 1.2%
19,400	Cirrus Logic Inc.*	732,350
94,000	ON Semiconductor Corp.*	1,246,440
40,800	Teradyne Inc.	862,920

	Total Semiconductors & Semiconductor Equipment	2,841,710

Software - 1.9%
36,849	Mentor Graphics Corp.	962,127
21,100	NetScout Systems Inc.* (a)	845,688
27,400	PTC Inc.*	1,130,798
32,800	Synopsys Inc.*	1,636,392

	Total Software	4,575,005

Technology Hardware, Storage & Peripherals - 0.6%
23,400	Electronics for Imaging Inc.*	1,011,582
16,600	Super Micro Computer Inc.*	555,436

	Total Technology Hardware, Storage & Peripherals	1,567,018

	TOTAL INFORMATION TECHNOLOGY	18,457,456

MATERIALS - 13.6%
Chemicals - 4.9%
14,900	Albemarle Corp.	896,235
19,600	Cabot Corp.	812,812
42,100	Chemtura Corp.*	1,168,696
24,900	Cytec Industries Inc.	1,506,201
30,400	HB Fuller Co.	1,280,144
14,400	Innophos Holdings Inc.	750,384
256,650	Intrepid Potash Inc.* (a)	2,982,273
17,100	Methanex Corp.	948,879
18,000	Olin Corp.(a)	526,320
20,209	Rayonier Advanced Materials Inc.(a)	333,246
9,800	Scotts Miracle-Gro Co. (The), Class A Shares	600,348

	Total Chemicals	11,805,538

Construction Materials - 1.4%
176,238	Headwaters Inc.*	3,344,997

Containers & Packaging - 1.2%
37,000	Berry Plastics Group Inc.*	1,238,390
14,930	Silgan Holdings Inc.	811,296
19,900	Sonoco Products Co.	895,898

	Total Containers & Packaging	2,945,584

Metals & Mining - 4.9%
60,300	Commercial Metals Co.	969,021
153,754	Globe Specialty Metals Inc.	2,972,065
92,300	HudBay Minerals Inc.	826,085
15,800	Kaiser Aluminum Corp.	1,281,854
14,100	Royal Gold Inc.	913,257
29,000	Ryerson Holding Corp.*	240,700
205,500	Schnitzer Steel Industries Inc., Class A Shares(a)	3,680,505
45,300	Steel Dynamics Inc.	987,993

	Total Metals & Mining	11,871,480

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Paper & Forest Products - 1.2%
10,000	Clearwater Paper Corp.*	$600,100
27,617	KapStone Paper and Packaging Corp.	744,278
34,400	P.H. Glatfelter Co.	808,056
18,452	Schweitzer-Mauduit International Inc.	744,723

	Total Paper & Forest Products	2,897,157

	TOTAL MATERIALS	32,864,756

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
35,000	Premiere Global Services Inc.*	353,500

UTILITIES - 2.3%
Electric Utilities - 1.0%
5,900	ALLETE Inc.	297,065
17,800	El Paso Electric Co.	647,386
25,300	Great Plains Energy Inc.	659,571
21,800	Portland General Electric Co.	762,128

	Total Electric Utilities	2,366,150

Gas Utilities - 0.7%
13,800	Laclede Group Inc. (The)	738,438
19,300	Southwest Gas Corp.	1,051,078

	Total Gas Utilities	1,789,516

Multi-Utilities - 0.6%
13,300	Black Hills Corp.	635,474
16,000	NorthWestern Corp.	832,320

	Total Multi-Utilities	1,467,794

	TOTAL UTILITIES	5,623,460

	TOTAL COMMON STOCKS (Cost - $178,930,789)	227,882,290

EXCHANGE-TRADED SECURITIES - 2.1%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
26,432	Alliance Resource Partners LP	792,696
43,010	Boardwalk Pipeline Partners LP	689,020
19,100	Delek Logistics Partners LP(a)	888,150
33,800	Northern Tier Energy LP(a)	825,734

	Total Oil, Gas & Consumable Fuels	3,195,600

FINANCIALS - 0.6%
Capital Markets - 0.6%
45,100	Central Fund of Canada Ltd., Class A Shares	541,651
105,600	Fortress Investment Group LLC, Class A Shares(a)	826,848

	Total Capital Markets	1,368,499

MATERIALS - 0.1%
Chemicals - 0.1%
2,315	Terra Nitrogen Co. LP(a)	303,172

	TOTAL EXCHANGE-TRADED SECURITIES (Cost - $5,044,158)	4,867,271

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $183,974,947)	232,749,561

Face Amount
SHORT-TERM INVESTMENTS(c) - 8.8%
MONEY MARKET FUND - 5.3%
$12,885,636	Invesco STIT - Government & Agency Portfolio(d) (Cost - $12,885,636)	12,885,636

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Face Amount	Security	Value
TIME DEPOSITS - 3.5%
$ 2,581,064	ANZ National Bank - London, 0.030% due 6/1/15	$2,581,064
2,841,246	BNP Paribas - Grand Cayman, 0.030% due 6/1/15	2,841,246
3,153,034	DNB - Oslo, 0.030% due 6/1/15	3,153,034

	TOTAL TIME DEPOSITS (Cost - $8,575,344)	8,575,344

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,460,980)	21,460,980

	TOTAL INVESTMENTS - 104.8% (Cost - $205,435,927#)	254,210,541

	Liabilities in Excess of Other Assets - (4.8)%	(11,608,962)

	TOTAL NET ASSETS - 100.0%	$242,601,579

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.5%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Industrials	23.1%
Financials	23.0
Materials	13.1
Consumer Discretionary	10.4
Information Technology	7.3
Energy	5.2
Health Care	3.6
Consumer Staples	3.5
Utilities	2.2
Telecommunication Services	0.1
Short-Term Investments	8.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 95.4%
Australia - 1.8%
380,594	Amcor Ltd.	$4,196,829
54,686	Atlas Iron Ltd.	4,861
133,561	Australia & New Zealand Banking Group Ltd.	3,370,860
195,143	BHP Billiton PLC	4,116,016
342,557	Brambles Ltd.	2,985,439
98,067	CIMIC Group Ltd.	1,808,503
52,252	CSL Ltd.	3,718,005
8,665	National Australia Bank Ltd.	225,973
89,736	Sonic Healthcare Ltd.	1,370,044
187,800	South32 Ltd.*	310,037

	Total Australia	22,106,567

Belgium - 1.0%
17,309	Anheuser-Busch InBev NV	2,087,471
114,544	KBC Groep NV	7,684,399
38,771	UCB SA	2,773,730

	Total Belgium	12,545,600

Brazil - 0.4%
287,300	AMBEV SA	1,659,130
354,900	BM&FBOVESPA SA	1,250,871
229,600	Embraer SA	1,719,370

	Total Brazil	4,629,371

Canada - 2.6%
370,763	Baytex Energy Corp.(a)	6,305,787
100,379	Cenovus Energy Inc.	1,655,570
93,180	Dollarama Inc.	5,158,734
144,200	Hudson’s Bay Co.	2,952,035
169,300	Imperial Oil Ltd.(a)	6,637,828
900	Methanex Corp.	49,928
93,600	Saputo Inc.	2,545,101
64,271	Suncor Energy Inc.	1,877,789
98,253	Toronto-Dominion Bank (The)	4,276,333

	Total Canada	31,459,105

China - 1.2%
32,053	Alibaba Group Holding Ltd., ADR*	2,862,974
4,665,500	CNOOC Ltd.	7,263,213
2,584,000	Lenovo Group Ltd.	4,118,330

	Total China	14,244,517

Denmark - 0.8%
129,004	Novo Nordisk AS, Class B Shares	7,309,187
25,555	William Demant Holding AS*	2,104,779

	Total Denmark	9,413,966

Finland - 0.4%
623,355	Nokia OYJ	4,555,644

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
France - 12.2%
57,037	Accor SA	$3,136,579
69,233	Airbus Group NV*	4,716,788
200,553	AXA SA	5,067,619
198,213	BNP Paribas SA	12,006,564
25,896	Cie Générale des Établissements Michelin(a)	2,782,728
34,386	Danone SA	2,362,251
46,736	Dassault Systemes*	3,653,448
104,095	Edenred(a)	2,629,786
51,472	Essilor International SA	6,286,840
472,563	GDF Suez	9,542,687
4,933	Hermes International	1,931,397
10,046	Iliad SA	2,277,304
23,072	Kering	4,054,276
231,174	Legrand SA* (a)	13,018,170
14,277	L’Oréal SA	2,697,811
16,587	LVMH Moët Hennessy Louis Vuitton SA	2,967,785
20,744	Pernod Ricard SA	2,565,431
69,432	Safran SA	4,913,674
190,009	Sanofi	18,621,810
243,168	Schneider Electric SE	18,441,924
35,995	SEB SA	3,199,323
66,089	Technip SA	4,364,962
228,865	Total SA	11,581,843
32,558	Valeo SA(a)	5,225,040

	Total France	148,046,040

Germany - 6.9%
63,464	Bayer AG, Class Registered Shares	9,002,547
62,413	Bayerische Motoren Werke AG	6,903,507
54,148	Brenntag AG	3,269,253
36,889	Continental AG	8,518,906
63,473	Daimler AG, Class Registered Shares	5,946,101
42,272	Fresenius Medical Care AG & Co. KGaA	3,610,923
84,248	GEA Group AG	4,096,045
31,623	HeidelbergCement AG	2,565,377
400,463	Infineon Technologies AG	5,220,289
58,411	Linde AG	11,218,171
75,746	ProSiebenSat.1 Media AG	3,622,020
204,099	SAP SE	15,111,996
30,990	Symrise AG	1,972,646
56,592	United Internet AG, Class Registered Shares	2,644,270

	Total Germany	83,702,051

Hong Kong - 3.0%
952,200	AIA Group Ltd.	6,241,516
1,544,000	Brilliance China Automotive Holdings Ltd.	2,413,206
1,330,313	China Merchants Holdings International Co., Ltd.	5,849,354
1,178,000	China Mobile Ltd.	15,507,242
333,400	Hongkong Land Holdings Ltd.	2,855,897
104,240	Jardine Strategic Holdings Ltd.	3,456,306

	Total Hong Kong	36,323,521

India - 0.6%
31,362	Hero MotoCorp Ltd.	1,323,351
247,800	ICICI Bank Ltd., ADR	2,616,768
1,117,956	Idea Cellular Ltd.	3,040,440
41,072	Larsen & Toubro Ltd.	1,069,099

	Total India	8,049,658

Ireland - 1.1%
182,628	Experian PLC	3,482,353
227,608	James Hardie Industries PLC	3,067,897
47,451	Kerry Group PLC, Class A Shares	3,544,631
39,800	Ryanair Holdings PLC, ADR	2,650,680
9,795	Smurfit Kappa Group PLC	288,995

	Total Ireland	13,034,556

Israel - 0.3%
39,434	Check Point Software Technologies Ltd.*	3,340,848
1	Energix-Renewable Energies Ltd.*	1

	Total Israel	3,340,849

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Italy - 0.7%
30,938	DiaSorin SpA	$1,400,235
1,242,748	Intesa Sanpaolo SpA	4,482,757
196,400	Prada SpA	1,077,823
168,647	Trevi Finanziaria Industriale SpA(a)	420,599
20,302	Unipol Gruppo Finanziario SpA*^	0
25,126	Yoox SpA*	816,284

	Total Italy	8,197,698

Japan - 12.7%
69,400	Aisin Seiki Co., Ltd.	3,199,343
172,400	Astellas Pharma Inc.	2,501,977
77,400	Bridgestone Corp.	3,212,898
52,600	Daikin Industries Ltd.	4,017,497
25,600	Disco Corp.(a)	2,378,484
106,100	East Japan Railway Co.	9,673,816
11,600	FANUC Corp.	2,549,318
1,857,000	Hitachi Ltd.	12,664,813
93,100	Hoya Corp.	3,422,063
131,000	JGC Corp.	2,635,929
909,600	KDDI Corp.	20,426,778
6,400	Keyence Corp.	3,436,724
389,800	Komatsu Ltd.	8,188,176
237,000	Kubota Corp.	3,933,076
90,800	Nabtesco Corp.	2,333,017
51,400	Nidec Corp.	3,738,281
226,100	Nikon Corp.(a)	2,805,832
67,600	Nippon Telegraph & Telephone Corp.	4,697,620
84,400	ORIX Corp.	1,331,771
305,000	Sekisui Chemical Co., Ltd.	4,106,431
270,300	Sekisui House Ltd.	4,494,873
73,000	Seven & i Holdings Co., Ltd.	3,015,446
49,700	Shin-Etsu Chemical Co., Ltd.	3,022,544
14,000	SMC Corp.	4,219,990
379,300	Sumitomo Mitsui Financial Group Inc.	17,177,548
65,200	Suntory Beverage & Food Ltd.	2,716,942
66,200	Suzuki Motor Corp.	2,301,512
161,200	Toyota Motor Corp.	11,114,940
68,400	Unicharm Corp.	1,506,883
724,400	Yahoo Japan Corp.	3,231,679

	Total Japan	154,056,201

Luxembourg - 0.2%
88,979	SES SA, ADR	3,157,599

Macau - 0.1%
367,600	Sands China Ltd.	1,420,950

Mexico - 0.4%
211,794	Grupo Financiero Banorte SAB de CV, Class O Shares	1,195,459
91,580	Grupo Televisa SAB, ADR	3,466,303

	Total Mexico	4,661,762

Netherlands - 4.2%
138,305	Aalberts Industries NV(a)	4,278,273
269,106	Akzo Nobel NV	20,549,860
14,382	ASML Holding NV	1,612,442
51,613	Boskalis Westminster NV	2,561,337
38,151	Gemalto NV	3,342,040
53,660	Heineken NV	4,212,945
239,585	ING Groep NV, ADR	3,956,576
65,978	Koninklijke Vopak NV	3,285,461
850,535	PostNL NV*	3,888,599
122,992	Royal Dutch Shell PLC, Class A Shares	3,674,985

	Total Netherlands	51,362,518

Norway - 0.6%
221,633	DNB ASA	3,897,068
203,159	Statoil ASA(a)	3,800,386

	Total Norway	7,697,454

Singapore - 0.3%
231,232	DBS Group Holdings Ltd.	3,466,792

South Africa - 0.1%
104,228	Spar Group Ltd. (The)	1,597,791

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
South Korea - 3.0%
84,714	Hyundai Motor Co.	$11,969,831
117,324	KT&G Corp.	10,147,364
64,297	SK Telecom Co., Ltd.	14,225,776

	Total South Korea	36,342,971

Spain - 2.6%
100,511	Amadeus IT Holding SA, Class A Shares	4,576,132
481,704	Banco Bilbao Vizcaya Argentaria SA	4,757,596
69,383	Grifols SA	2,767,497
177,518	Inditex SA	5,882,787
553,607	Prosegur Cia de Seguridad SA	3,040,725
44,858	Red Electrica Corp SA	3,774,123
73,765	Técnicas Reunidas SA	3,671,943
271,594	Telefonica SA	3,843,019

	Total Spain	32,313,822

Sweden - 1.1%
39,932	Assa Abloy AB, Class B Shares	2,354,031
234,698	Atlas Copco AB, Class A Shares* (a)	4,103,051
67,218	Hexagon AB, Class B Shares	2,467,748
58,312	Swedish Match AB	1,737,465
305,116	Telefonaktiebolaget LM Ericsson, Class B Shares	3,426,654

	Total Sweden	14,088,949

Switzerland - 11.9%
64,734	ABB Ltd., Class Registered Shares*	1,418,595
109,300	Aryzta AG*	6,936,321
2,361	Barry Callebaut AG, Class Registered Shares*	2,661,287
94,666	Cie Financiere Richemont SA, Class Registered Shares	8,198,370
264,662	Clariant AG, Class Registered Shares*	5,665,624
310,364	Credit Suisse Group AG, Class Registered Shares*	8,236,470
2,592	Galenica AG, Class Registered Shares(a)	2,597,686
638	Givaudan SA, Class Registered Shares*	1,169,166
25,635	Lonza Group AG, Class Registered Shares*	3,607,715
99,100	Nestlé SA, Class Registered Shares	7,695,649
204,243	Novartis AG, Class Registered Shares	21,010,787
76,905	Roche Holding AG	22,633,420
1,127	SGS SA, Class Registered Shares	2,167,985
816	Sika AG	2,803,195
23,015	Sonova Holding AG, Class Registered Shares	3,469,330
6,213	Swatch Group AG (The)*	2,469,845
11,349	Syngenta AG, Class Registered Shares	5,195,469
76,821	Temenos Group AG, Class Registered Shares	2,803,715
828,154	UBS Group AG*	17,810,061
62,400	Wolseley PLC	3,856,644
39,442	Zurich Insurance Group AG*	12,595,968

	Total Switzerland	145,003,302

Taiwan - 0.4%
1,025,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,861,263

Thailand - 0.4%
2,714,800	CP ALL PCL	3,683,336
219,400	Kasikornbank PCL, NVDR	1,268,302

	Total Thailand	4,951,638

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
United Kingdom - 23.0%
117,895	Aggreko PLC	$2,899,547
216,484	ARM Holdings PLC	3,831,181
34,807	AstraZeneca PLC	2,331,056
47,505	Aveva Group PLC	1,412,994
1,545,887	Aviva PLC	12,393,760
1,108,051	Balfour Beatty PLC	4,213,829
3,453,528	Barclays PLC	14,254,156
197,047	BG Group PLC	3,425,565
291,363	British American Tobacco PLC	16,089,093
1,281,171	BT Group PLC, Class A Shares	8,760,114
156,969	Bunzl PLC	4,551,003
279,256	Burberry Group PLC	7,246,869
229,299	Capita PLC	4,392,220
154,965	Diageo PLC	4,307,841
74,912	Dignity PLC	2,430,668
258,692	Domino’s Pizza Group PLC	3,149,838
304,439	Essentra PLC	4,663,218
564,714	GlaxoSmithKline PLC	12,529,978
2,324,754	HSBC Holdings PLC	22,166,531
561,536	ICAP PLC	4,749,486
77,175	Imperial Tobacco Group PLC	3,983,864
171,940	Inmarsat PLC	2,613,134
969,861	International Consolidated Airlines Group SA*	8,217,591
89,475	Intertek Group PLC	3,422,598
1,035,431	Kingfisher PLC	5,864,210
11,946,234	Lloyds Banking Group PLC	16,050,426
5,558	Mapeley Ltd.*^	0
252,530	Prudential PLC	6,292,831
94,257	Reckitt Benckiser Group PLC	8,520,292
575,499	Reed Elsevier NV	13,982,101
67,474	Rio Tinto PLC	2,948,525
272,830	Rolls-Royce Holdings PLC	4,168,228
338,217	Royal Mail PLC	2,710,657
441,004	Scottish & Southern Energy PLC	11,243,236
213,697	Sky PLC	3,450,056
67,194	Spectris PLC	2,403,189
119,865	Telecity Group PLC	1,976,101
191,527	Tullett Prebon PLC	1,159,324
45,928	Unilever NV	1,959,460
123,266	Unilever PLC	5,447,657
5,461,676	Vodafone Group PLC	21,360,153
127,808	Weir Group PLC (The)	3,957,908
684,579	William Hill PLC	4,413,655
140,201	WPP PLC	3,305,968

	Total United Kingdom	279,250,111

United States - 1.4%
93,840	Carnival Corp.	4,347,607
252,708	Carnival PLC	12,212,659

	Total United States	16,560,266

	TOTAL COMMON STOCKS (Cost - $1,097,901,406)	1,160,442,532

PREFERRED STOCK - 1.0%
Germany - 1.0%
50,867	Volkswagen AG, 1.800% (Cost - $12,932,327)	12,345,792

Right - 0.0%
United Kingdom - 0.0%
25,935,540	Rolls-Royce Holdings*^ (Cost - $0)	39,645

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,110,833,733)	1,172,827,969

Face Amount †
SHORT-TERM INVESTMENTS(b) - 6.5%
MONEY MARKET FUND - 3.0%
$36,291,239	Invesco STIT - Government & Agency Portfolio(c) (Cost - $36,291,239)	36,291,239

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Face Amount †		Security	Value
TIME DEPOSITS - 3.5%
$4,709,564		Banco Santander SA - Frankfurt, 0.030% due 6/1/15	$4,709,564
		BBH - Grand Cayman:
240,355	CHF	(1.000)% due 6/1/15	255,629
3,076,412	JPY	0.005% due 6/1/15	24,788
15,138		0.030% due 6/1/15	15,138
1	CAD	0.100% due 6/1/15	1
12	AUD	1.250% due 6/1/15	9
4,683	SGD	0.100% due 6/2/15	3,474
1	NZD	2.650% due 6/2/15	1
		DNB - Oslo:
27,128,191		0.030% due 6/1/15	27,128,191
264,393	NOK	0.427% due 6/1/15	34,009
		HSBC Bank PLC - London:
312,800	HKD	0.005% due 6/1/15	40,343
5,101,109	ZAR	5.800% due 6/1/15	419,965
398,730	EUR	Nordea Bank AB, (0.211)% due 6/1/15	437,886
		Wells Fargo - Grand Cayman:
8,886,219		0.030% due 6/1/15	8,886,219
188,057	GBP	0.079% due 6/1/15	287,463

		TOTAL TIME DEPOSITS (Cost - $42,242,680)	42,242,680

		TOTAL SHORT-TERM INVESTMENTS (Cost - $78,533,919)	78,533,919

		TOTAL INVESTMENTS - 102.9% (Cost - $1,189,367,652#)	1,251,361,888

		Liabilities in Excess of Other Assets - (2.9)%	(35,767,167)

		TOTAL NET ASSETS - 100.0%	$1,215,594,721

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
^	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector^
Financials	16.2%
Consumer Discretionary	16.2
Industrials	14.5
Health Care	10.6
Consumer Staples	8.3
Telecommunication Services	7.7
Information Technology	7.7
Materials	5.9
Energy	4.6
Utilities	2.0
Insurance	0.0	**
Publishing	0.0	**
Short-Term Investments	6.3

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 95.0%
Argentina - 0.8%
161,379	YPF SA, ADR	$4,481,495

Brazil - 10.9%
1,763,253	AMBEV SA, ADR	10,138,705
283,378	Banco Bradesco SA, ADR	2,493,726
426,985	Banco do Brasil SA	3,047,404
534,696	BB Seguridade Participações SA	5,596,671
574,065	BM&FBovespa SA	2,023,335
511,652	CCR SA	2,479,413
60,170	CETIP SA - Mercados Organizados	628,289
331,400	Cia Energética de Minas Gerais, ADR	1,497,928
696,432	Cielo SA	8,743,105
147,100	Cosan SA Indústria e Comércio	1,161,583
339,600	Estacio Participações SA	1,950,499
516,350	Gerdau SA, ADR	1,430,290
224,861	Itaú Unibanco Holding SA, ADR	2,406,013
127,273	Localiza Rent a Car SA	1,276,245
110,300	Natura Cosméticos SA	992,499
271,100	Petróleo Brasileiro SA, ADR*	2,095,603
547,655	Souza Cruz SA	4,176,767
78,011	Ultrapar Participações SA	1,680,583
459,475	Vale SA, Class B Shares, ADR(a)	2,894,693
418,400	Via Varejo SA	2,011,766

	Total Brazil	58,725,117

China - 14.1%
265,000	AAC Technologies Holdings Inc.	1,476,700
8,542,000	Agricultural Bank of China Ltd., Class H Shares(b)	4,637,704
39,399	Alibaba Group Holding Ltd., ADR*	3,519,119
1,350,500	Anhui Conch Cement Co., Ltd., Class H Shares* (b)	5,655,776
11,045	Autohome Inc., ADR*	503,542
82,867	Baidu Inc., ADR*	16,357,946
10,916	Bitauto Holdings Ltd., ADR*	660,855
7,366,380	China Construction Bank Corp., Class H Shares(b)	7,352,598
1,370,000	China Medical System Holdings Ltd.	2,275,330
1,080,500	China Merchants Bank Co., Ltd., Class H Shares(b)	3,281,515
654,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,602,787
1,880,000	CNOOC Ltd.	2,926,769
59,864	NetEase Inc., ADR	8,465,368
132,300	New Oriental Education & Technology Group Inc., ADR*	3,152,709
284,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	4,171,178
186,660	Tencent Holdings Ltd.	3,739,748
138,841	Tsingtao Brewery Co., Ltd., Class H Shares(b)	887,136
46,650	Vipshop Holdings Ltd., ADR*	1,164,850
430,800	Weichai Power Co., Ltd., Class H Shares(b)	1,602,456
320,500	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares(b)	2,626,596

	Total China	76,060,682

Colombia - 0.7%
91,300	Bancolombia SA, ADR	3,718,649
28,200	Pacific Rubiales Energy Corp.	136,676

	Total Colombia	3,855,325

Cyprus - 0.0%
5,293	Eurasia Drilling Co., Ltd., Class Registered Shares, GDR	105,839

Egypt - 0.3%
202,533	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,386,244

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Hong Kong - 5.0%
87,213	China Mobile Ltd., ADR	$5,733,383
2,803,000	China State Construction International Holdings Ltd.	4,937,325
373,264	Galaxy Entertainment Group Ltd.	1,780,511
2,432,200	Huabao International Holdings Ltd.	2,313,423
239,169	Link REIT (The)	1,391,162
61,100	Melco Crown Entertainment Ltd., ADR(a)	1,181,674
473,272	Power Assets Holdings Ltd.	4,527,033
1,507,000	Techtronic Industries Co., Ltd.	5,178,228

	Total Hong Kong	27,042,739

Hungary - 0.2%
57,967	OTP Bank PLC*	1,175,065

India - 12.8%
332,664	Adani Ports & Special Economic Zone Ltd.	1,687,500
225,878	Aurobindo Pharma Ltd.	4,858,466
54,220	Axis Bank Ltd., Class Registered Shares, GDR	2,497,056
204,095	Bharti Airtel Ltd.	1,320,630
230,754	Cipla Ltd.	2,359,783
29,998	Colgate-Palmolive India Ltd.	943,096
248,856	Glenmark Pharmaceuticals Ltd.	3,411,368
182,924	HCL Technologies Ltd.	2,852,096
407,906	HDFC Bank Ltd.	6,708,741
88,840	HDFC Bank Ltd., ADR	5,296,641
239,189	Hindustan Unilever Ltd.	3,218,247
457,168	Housing Development Finance Corp., Ltd.	8,847,098
236,000	ICICI Bank Ltd., ADR	2,492,160
10,903	Infosys Ltd.	346,864
8,288	Infosys Ltd., ADR	264,139
1,364,882	ITC Ltd.	7,023,634
86,896	Kotak Mahindra Bank Ltd.	1,895,705
6,973	Nestle India Ltd.	750,404
238,050	Reliance Industries Ltd.	3,288,557
89,023	Shriram Transport Finance Co., Ltd.	1,146,291
345,357	Sun Pharmaceutical Industries Ltd.	5,250,066
54,232	Tata Consultancy Services Ltd.	2,226,665
46,016	Westlife Development Ltd.* (c)	201,275

	Total India	68,886,482

Indonesia - 4.7%
3,860,100	Astra International Tbk PT	2,126,444
2,977,627	Bank Central Asia Tbk PT	3,181,238
4,028,362	Bank Mandiri Persero Tbk PT	3,275,436
3,661,600	Bank Rakyat Indonesia Persero Tbk PT	3,254,445
617,326	Matahari Department Store Tbk PT	813,696
1,409,600	Semen Indonesia Persero Tbk PT	1,430,927
14,849,576	Telekomunikasi Indonesia Persero Tbk PT	3,194,118
93,800	Telekomunikasi Indonesia Persero Tbk PT, ADR	4,057,788
574,968	Unilever Indonesia Tbk PT	1,882,573
1,287,178	United Tractors Tbk PT	1,966,093

	Total Indonesia	25,182,758

Jersey, Channel Islands - 0.5%
16,317	Randgold Resources Ltd.	1,179,826
18,749	Randgold Resources Ltd., ADR	1,354,240

	Total Jersey, Channel Islands	2,534,066

Macau - 0.9%
842,789	Sands China Ltd.	3,257,783
983,800	Wynn Macau Ltd.	1,840,226

	Total Macau	5,098,009

Malaysia - 1.2%
118,592	British American Tobacco Malaysia Bhd	2,002,405
342,700	Genting Malaysia Bhd	396,714
964,257	Malayan Banking Bhd	2,370,933
302,400	Public Bank Bhd	1,526,103

	Total Malaysia	6,296,155

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Mexico - 3.6%
53,785	Fomento Económico Mexicano SAB de CV, ADR	$4,781,487
805,300	Grupo Financiero Banorte SAB de CV, Class O Shares	4,545,470
29,775	Grupo Financiero Santander Mexico SAB de CV, ADR	281,672
610,271	Grupo México SAB de CV, Class B Shares	1,892,986
55,649	Grupo Televisa SAB, ADR	2,106,315
64,527	Industrias Peñoles SAB de CV	1,141,952
578,400	Kimberly-Clark de México SAB de CV, Class A Shares	1,309,430
1,308,261	Wal-Mart de Mexico SAB de CV, Class V Shares	3,237,954

	Total Mexico	19,297,266

Pakistan - 0.9%
938,155	Habib Bank Ltd.	1,878,622
649,062	Oil & Gas Development Co., Ltd.	1,173,390
1,045,116	Pakistan Petroleum Ltd.	1,741,061

	Total Pakistan	4,793,073

Peru - 1.0%
36,900	Credicorp Ltd.	5,208,066

Philippines - 0.6%
55,600	Philippine Long Distance Telephone Co., ADR	3,500,020

Poland - 0.3%
171,492	Eurocash SA	1,706,629

Russia - 5.9%
1,025,301	Alrosa AO	1,236,232
611,704	Gazprom OAO, ADR	3,284,781
36,015	Lukoil OAO, ADR	1,728,060
18,067	Magnit PJSC, Class Registered Shares, GDR	942,515
7,973	Magnit PJSC, GDR(d)	415,792
85,909	MegaFon OAO, GDR(d)	1,318,852
239,500	Mobile Telesystems OJSC, ADR(a)	2,505,170
33,591	NovaTek OAO, Class Registered Shares, GDR	3,390,525
5,161,841	Sberbank of Russia*	7,232,364
279,617	TMK OAO, Class Registered Shares, GDR	1,168,697
273,789	X5 Retail Group NV, Class Registered Shares, GDR*	5,329,627
177,080	Yandex NV, Class A Shares*	3,192,752

	Total Russia	31,745,367

Singapore - 0.4%
147,411	DBS Group Holdings Ltd.	2,210,089

South Africa - 5.1%
72,162	Bidvest Group Ltd. (The)	1,788,743
111,534	Exxaro Resources Ltd.(a)	770,798
115,027	Imperial Holdings Ltd.	1,724,351
114,162	MTN Group Ltd.	2,022,950
27,950	Naspers Ltd., Class N Shares	4,110,642
47,235	Nedbank Group Ltd.	936,928
360,580	Petra Diamonds Ltd.*	961,424
660,805	PPC Ltd.(a)	1,104,541
121,038	Remgro Ltd.	2,476,418
274,573	Sanlam Ltd.	1,547,870
236,609	Shoprite Holdings Ltd.	3,136,270
170,119	Standard Bank Group Ltd.	2,214,188
25,034	Tiger Brands Ltd.	579,148
162,489	Vodacom Group Ltd.	1,787,391
292,568	Woolworths Holdings Ltd.	2,297,736

	Total South Africa	27,459,398

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
South Korea - 8.1%
21,546	CJ CGV Co., Ltd.	$1,958,786
26,891	Coway Co., Ltd.	2,208,115
6,780	Halla Visteon Climate Control Corp.	223,984
374,257	Hanwha Life Insurance Co., Ltd.	2,770,366
18,501	Hotel Shilla Co., Ltd.	1,979,173
14,239	Hyundai Mobis Co., Ltd.	2,848,486
49,060	KB Financial Group Inc.	1,768,268
46,215	Kia Motors Corp.	1,969,941
71,284	Korea Aerospace Industries Ltd.	4,075,869
34,445	KT&G Corp.	2,979,151
382	LG Household & Health Care Ltd.	276,359
1,089	Orion Corp.	1,221,683
9,355	Samsung Electronics Co., Ltd.	10,951,603
6,349	Samsung Fire & Marine Insurance Co., Ltd.	1,730,905
65,412	Shinhan Financial Group Co., Ltd.	2,450,067
98,973	SK Hynix Inc.	4,508,525

	Total South Korea	43,921,281

Spain - 0.2%
226,057	Cemex Latam Holdings SA*	1,116,441

Taiwan - 7.1%
2,442,000	Advanced Semiconductor Engineering Inc.	3,470,218
386,100	Catcher Technology Co., Ltd.	4,487,564
220,000	Eclat Textile Co., Ltd.	3,215,128
198,401	Hiwin Technologies Corp.	1,510,546
366,393	Hon Hai Precision Industry Co., Ltd., Class Registered Shares, GDR	2,378,500
112,000	MediaTek Inc.	1,501,388
179,201	President Chain Store Corp.	1,288,705
1,680,137	Taiwan Semiconductor Manufacturing Co., Ltd.	7,968,379
509,950	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,381,586

	Total Taiwan	38,202,014

Thailand - 2.8%
285,200	Advanced Info Service PCL	1,979,146
293,528	Bangkok Bank PCL, Class Registered Shares	1,580,633
889,600	Bangkok Dusit Medical Services PCL, Class F Shares	509,172
3,291,100	CP ALL PCL	4,465,238
314,200	Kasikornbank PCL	1,812,950
493,764	PTT Exploration & Production PCL	1,581,450
104,600	Siam Cement PCL (The), Class Registered Shares	1,629,473
3,104,900	Thai Beverage PCL	1,728,279

	Total Thailand	15,286,341

Turkey - 3.1%
472,591	Akbank TAS	1,391,605
609,101	Aselsan Elektronik Sanayi Ve Ticaret AS	3,180,866
3,174,100	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	3,559,705
172,650	Ford Otomotiv Sanayi AS	2,301,468
397,427	KOC Holding AS	1,775,132
156,738	TAV Havalimanlari Holding AS	1,297,434
428,554	Turkcell Iletisim Hizmetleri AS	1,859,177
615,963	Türkiye Is Bankasi, Class C Shares	1,307,616

	Total Turkey	16,673,003

United Kingdom - 3.0%
180,677	British American Tobacco PLC	10,023,703
109,761	SABMiller PLC	5,883,063

	Total United Kingdom	15,906,766

United States - 0.8%
25,300	First Cash Financial Services Inc.*	1,178,727
163,000	Freeport-McMoRan Inc.	3,202,950

	Total United States	4,381,677

	TOTAL COMMON STOCKS (Cost - $490,317,404)	512,237,407

PREFERRED STOCK - 0.3%
Brazil - 0.3%
663,941	Itausa - Investimentos Itau SA, 0.594% (Cost - $2,219,536)	1,837,913

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units		Security	Value
RIGHT - 0.0%
Brazil - 0.0%
27		CETIP SA - Mercados Organizados*^ (Cost - $0)	$25

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $492,536,940)	514,075,345

Face Amount †
SHORT-TERM INVESTMENTS(e) - 5.2%
MONEY MARKET FUND - 1.0%
$ 5,351,977		Invesco STIT - Government & Agency Portfolio(f) (Cost - $5,351,977)	5,351,977

TIME DEPOSITS - 4.2%
17,393,402		ANZ National Bank - London, 0.030% due 6/1/15	17,393,402
		BBH - Grand Cayman:
67,197	HKD	0.005% due 6/1/15	8,667
192	SGD	0.100% due 6/2/15	143
1,677,351	ZAR	HSBC Bank PLC - London, 5.800% due 6/1/15	138,093
4,991,160		Wells Fargo - Grand Cayman, 0.030% due 6/1/15	4,991,160

		TOTAL TIME DEPOSITS (Cost - $22,531,465)	22,531,465

		TOTAL SHORT-TERM INVESTMENTS (Cost - $27,883,442)	27,883,442

		TOTAL INVESTMENTS - 100.5% (Cost - $520,420,382#)	541,958,787

		Liabilities in Excess of Other Assets - (0.5)%	(2,750,433)

		TOTAL NET ASSETS - 100.0%	$539,208,354

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.2%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
^	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Summary of Investments by Security Sector^
Financials	25.0%
Information Technology	18.5
Consumer Staples	15.0
Consumer Discretionary	9.6
Energy	6.0
Industrials	5.6
Telecommunication Services	5.4
Materials	5.3
Health Care	3.4
Utilities	1.1
Short-Term Investments	5.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.0%
U.S. GOVERNMENT OBLIGATIONS - 24.0%
		U.S. Treasury Bonds:
$190,000		0.625% due 11/30/17	$189,243
2,395,000		6.125% due 11/15/27	3,401,087
1,500,000		4.250% due 5/15/39	1,882,734
1,665,000		3.125% due 2/15/42	1,752,802
100,000		3.125% due 2/15/43	104,977
575,000		2.875% due 5/15/43	575,225
990,000		3.750% due 11/15/43	1,165,416
105,000		3.375% due 5/15/44	115,656
11,645,000		2.500% due 2/15/45	10,797,104
26,460,000		3.000% due 5/15/45	27,272,401
		U.S. Treasury Inflation Indexed Bonds:
1,165,363		1.875% due 7/15/15	1,183,766
2,141,370		2.000% due 1/15/16	2,179,512
475,617		0.625% due 1/15/24	491,148
2,471,109		0.125% due 7/15/24	2,451,609
4,645,554		0.250% due 1/15/25	4,639,747
3,344,549		2.375% due 1/15/25	4,010,061
286,219		2.125% due 2/15/40	366,048
647,875		0.750% due 2/15/42	622,264
662,415		0.625% due 2/15/43	615,373
5,217,620		1.375% due 2/15/44	5,822,947
2,356,369		0.750% due 2/15/45	2,259,903
		U.S. Treasury Inflation Indexed Notes:
3,551,470		0.125% due 4/15/16	3,573,667
1,195,506		0.125% due 4/15/17	1,214,465
589,493		0.125% due 4/15/19	599,349
3,216,413		0.125% due 4/15/20	3,260,388
4,504,868		0.375% due 7/15/23	4,575,608
		U.S. Treasury Notes:
110,000		0.250% due 10/31/15	110,077
6,830,000		0.500% due 4/30/17	6,820,397
19,860,000		0.625% due 5/31/17	19,869,314
70,000		0.750% due 6/30/17	70,164
4,115,000		1.000% due 5/15/18	4,124,646
1,185,000		1.375% due 6/30/18	1,199,349
655,000		1.250% due 11/30/18	658,071
420,000		1.375% due 12/31/18	423,445
2,815,000		1.500% due 12/31/18	2,850,627
1,265,000		1.375% due 2/28/19	1,273,500
1,060,000		3.125% due 5/15/19	1,136,519
20,000		1.625% due 7/31/19	20,256
250,000		1.750% due 9/30/19	254,238
200,000		1.500% due 10/31/19	201,125
4,890,000		1.500% due 11/30/19	4,915,213
1,870,000		1.625% due 12/31/19	1,888,117
50,000		1.250% due 1/31/20	49,613
12,670,000		1.375% due 3/31/20	12,627,441
8,205,000		1.375% due 4/30/20	8,169,103
9,415,000		1.500% due 5/31/20	9,428,972
1,130,000		2.250% due 7/31/21	1,164,694
400,000		2.125% due 9/30/21	408,656
2,840,000		1.875% due 11/30/21	2,854,865

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$1,610,000		1.500% due 1/31/22	$1,577,171
18,060,000		1.875% due 5/31/22	18,099,515
1,210,000		2.500% due 5/15/24	1,255,281
420,000		2.375% due 8/15/24	430,927
225,000		2.250% due 11/15/24	228,199
24,025,000		2.000% due 2/15/25	23,824,175
1,765,000		2.125% due 5/15/25	1,770,378
945,000		U.S. Treasury STRIPS Principal, zero coupon bond to yield, 2.823% due 11/15/27(p)	694,366

		TOTAL U.S. GOVERNMENT OBLIGATIONS	213,520,914

U.S. GOVERNMENT AGENCIES - 1.0%
		Federal Farm Credit Banks:
1,260,000		0.206% due 9/14/16(a)	1,261,170
1,250,000		0.240% due 2/27/17(a)	1,251,921
1,130,000		0.215% due 4/26/17(a)	1,130,801
		Federal Home Loan Bank (FHLB):
1,280,000		0.220% due 10/7/15(a)	1,280,399
345,000		4.000% due 9/1/28	380,809
		Federal Home Loan Mortgage Corp. (FHLMC):
1,345,000		1.250% due 1/30/18	1,346,122
810,000		1.250% due 10/2/19	803,312
130,000		1.620% due 11/21/19	129,648
2,000		5.625% due 11/23/35	2,048
		Federal National Mortgage Association (FNMA):
650,000		Zero coupon bond to yield, 20.329% due 10/9/19(p)	597,328
405,000		7.125% due 1/15/30	615,563

		TOTAL U.S. GOVERNMENT AGENCIES	8,799,121

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $221,218,819)	222,320,035

CORPORATE BONDS & NOTES - 24.8%
Aerospace & Defense - 0.1%
115,000	A-	Lockheed Martin Corp., Senior Unsecured Notes, 3.800% due 3/1/45	107,381
130,000	BBB	Northrop Grumman Corp., Senior Unsecured Notes, 3.850% due 4/15/45	119,549
313,000	A	United Technologies Corp., Senior Unsecured Notes, 4.500% due 6/1/42	326,193

		Total Aerospace & Defense	553,123

Airlines - 0.5%
686,880	A-	American Airlines Class A Pass Through Trust, Series 2013-2, Pass Thru Certificates, 4.950% due 1/15/23	738,395
356,322	BB+	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(b)	370,575
333,150	BB+	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(b)	347,308
82,485	A-	Continental Airlines Inc. Class A Pass Through Trust, Series 1998-1, Pass Thru Certificates, 6.648% due 9/15/17	85,521
271,437	A-	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	302,653
834,347	A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	957,413
269,213	BBB+	JetBlue Airways G-1 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.649% due 8/15/16(a)	267,867
625,000	BBB	JetBlue Airways G-2 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.724% due 11/15/16(a)	614,844
291,970	BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	341,605
325,871	A-	UAL Pass Through Trust, Series 2009-1, Pass Thru Certificates, 10.400% due 11/1/16	358,458
52,237	A-	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	57,068

		Total Airlines	4,441,707

Automobiles - 0.3%
		Daimler Finance North America LLC, Company Guaranteed Notes:
330,000	A-	2.625% due 9/15/16(b)	336,550
600,000	A-	2.950% due 1/11/17(b)	616,904
250,000	A-	2.450% due 5/18/20(b)	250,938

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$740,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	$755,888
		General Motors Co., Senior Unsecured Notes:
330,000	BBB-	6.250% due 10/2/43	383,141
455,000	BBB-	5.200% due 4/1/45	466,038

		Total Automobiles	2,809,459

Banks - 4.8%
200,000	AA-	ANZ New Zealand International Ltd., Company Guaranteed Notes, 1.850% due 10/15/15(b)	201,001
		Bank of America Corp.:
		Senior Unsecured Notes:
620,000	A-	1.500% due 10/9/15	621,719
495,000	A-	3.750% due 7/12/16	509,334
230,000	A-	6.500% due 8/1/16	243,821
600,000	A-	5.625% due 10/14/16	634,427
850,000	Baa1(c)	8.950% due 5/18/17(a)	898,233
1,584,000	Baa1(c)	9.570% due 6/6/17(a)	1,705,509
80,000	A-	5.750% due 12/1/17	87,802
350,000	A-	5.650% due 5/1/18	386,343
453,000	A-	2.600% due 1/15/19	460,618
375,000	A-	2.250% due 4/21/20	371,235
500,000	A-	5.000% due 5/13/21	557,547
830,000	A-	3.300% due 1/11/23	832,939
490,000	A-	4.125% due 1/22/24	514,625
280,000	A-	4.000% due 4/1/24	292,345
625,000	A-	5.000% due 1/21/44	680,690
270,000	A-	4.875% due 4/1/44	289,831
		Subordinated Notes:
600,000	BBB+	5.420% due 3/15/17	639,212
990,000	BBB+	4.200% due 8/26/24	1,007,652
610,000	BBB+	4.000% due 1/22/25	609,166
400,000	BBB+	3.950% due 4/21/25	397,181
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	326,187
		Bank of Nova Scotia (The), Covered Notes:
780,000	Aaa(c)	1.650% due 10/29/15(b)	783,652
385,000	Aaa(c)	1.950% due 1/30/17(b)	392,001
435,000	Aaa(c)	1.750% due 3/22/17(b)	441,088
		Barclays Bank PLC:
770,000	A	Senior Unsecured Notes, 3.750% due 5/15/24	797,453
100,000	BBB-	Subordinated Notes, 5.140% due 10/14/20	110,792
		Barclays PLC:
230,000	BBB	Senior Unsecured Notes, 3.650% due 3/16/25	225,608
200,000	BB+	Subordinated Notes, 4.375% due 9/11/24	199,443
320,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	326,373
800,000	A	BPCE SA, Company Guaranteed Notes, 0.846% due 11/18/16(a)	802,042
315,000	Baa2(c)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(b)	305,550
644,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	654,077
800,000	BBB-	Chase Capital III, Limited Guaranteed Notes, 0.833% due 3/1/27(a)	682,000
530,000	BB	Citigroup Inc., Junior Subordinated Notes, 5.950%(a) (d)	523,375
280,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.300% due 3/12/20	281,713
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Company Guaranteed Notes:
200,000	A+	3.375% due 1/19/17	207,705
310,000	BBB+	4.625% due 12/1/23	329,999
400,000	BBB-	Junior Subordinated Notes, 11.000%(a) (b) (d)	513,500
650,000	BBB	Credit Agricole SA, Subordinated Notes, 4.375% due 3/17/25(b)	646,763
		Credit Suisse:
750,000	A	Senior Unsecured Notes, 1.700% due 4/27/18	747,106
471,000	BBB	Subordinated Notes, 6.000% due 2/15/18	520,424
770,000	Aaa(c)	Credit Suisse AG, Covered Notes, 2.600% due 5/27/16(b)	784,039
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
505,000	BBB+	2.750% due 3/26/20(b)	505,460
300,000	BBB+	3.750% due 3/26/25(b)	296,666

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$120,000	A	Deutsche Bank AG, Senior Unsecured Notes, 3.700% due 5/30/24	$122,053
1,510,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	1,690,552
		HSBC Holdings PLC:
210,000	Baa3(c)	Junior Subordinated Notes, 6.375%(a) (d)	216,037
		Subordinated Notes:
500,000	BBB+	6.500% due 9/15/37	626,535
650,000	BBB+	5.250% due 3/14/44	715,728
385,000	A	HSBC USA Inc., Senior Unsecured Notes, 2.350% due 3/5/20	385,438
		ING Bank NV, Senior Unsecured Notes:
770,000	A	3.750% due 3/7/17(b)	803,374
335,000	A	1.800% due 3/16/18(b)	337,391
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(b)	814,088
		Lloyds Bank PLC, Company Guaranteed Notes:
525,000	A	1.750% due 5/14/18	526,849
210,000	BBB-	6.500% due 9/14/20(b)	246,709
600,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	614,250
		Macquarie Bank Ltd., Senior Unsecured Notes:
1,200,000	A	3.450% due 7/27/15(b)	1,228,548
650,000	A	0.907% due 10/27/17(a) (b)	651,570
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(b)	328,800
470,000	Aaa(c)	Royal Bank of Canada, Covered Notes, 2.200% due 9/23/19	477,668
		Royal Bank of Scotland Group PLC:
40,000	B+	Junior Subordinated Notes, 7.648%(a) (d)	50,900
		Senior Unsecured Notes:
570,000	BBB-	2.550% due 9/18/15	572,692
500,000	BBB-	1.875% due 3/31/17	500,012
300,000	BBB-	6.400% due 10/21/19	342,994
		Subordinated Notes:
130,000	BB	6.125% due 12/15/22	143,572
320,000	BB	6.100% due 6/10/23	349,380
220,000	BB	6.000% due 12/19/23	239,659
365,000	BB	5.125% due 5/28/24	376,079
90,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	94,950
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB	3.450% due 8/27/18	227,734
55,000	BBB	2.650% due 4/17/20	54,677
		Standard Chartered PLC:
200,000	A-	Senior Unsecured Notes, 2.250% due 4/17/20(b)	198,157
880,000	BBB	Subordinated Notes, 5.700% due 3/26/44(b)	964,902
200,000	A+	Swedbank AB, Senior Unsecured Notes, 2.200% due 3/4/20(b)	199,869
1,000,000	A	UBS AG, Senior Unsecured Notes, 1.375% due 6/1/17	999,920
630,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(a) (d)	624,960
		Wells Fargo & Co.:
		Senior Unsecured Notes:
200,000	A+	2.150% due 1/30/20	200,093
260,000	A+	3.000% due 2/19/25	254,898
180,000	A+	3.900% due 5/1/45	169,343
		Subordinated Notes:
330,000	A	3.450% due 2/13/23	335,199
299,000	A	4.480% due 1/16/24	321,859
325,000	A	4.100% due 6/3/26	335,865
230,000	A	5.375% due 11/2/43	255,692
170,000	A	5.606% due 1/15/44	193,462
310,000	A	4.650% due 11/4/44	312,403
250,000	A+	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	277,260
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	102,250
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	539,832

		Total Banks	42,368,449

Beverages - 0.4%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
440,000	A	5.000% due 4/15/20	498,418
200,000	A	2.500% due 7/15/22	195,937

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$60,000	A	3.750% due 7/15/42	$55,547
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	599,402
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	240,833
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	201,502
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17(b)	120,348
50,000	BBB+	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22(e)	51,339
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	450,197
310,000	A-	7.900% due 11/1/18	374,610
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(b)	205,056
390,000	BBB-	4.450% due 1/15/22(b)	422,316

		Total Beverages	3,415,505

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
179,000	A-	2.125% due 5/1/20	176,942
70,000	A	3.625% due 5/22/24	71,784
120,000	A	5.150% due 11/15/41	128,959
590,000	A	5.375% due 5/15/43	652,854
125,000	A	4.400% due 5/1/45	121,521
80,000	BBB+	Celgene Corp., Senior Unsecured Notes, 3.250% due 8/15/22	81,301
		Gilead Sciences Inc., Senior Unsecured Notes:
450,000	A-	3.700% due 4/1/24	470,310
85,000	A-	4.800% due 4/1/44	91,024

		Total Biotechnology	1,794,695

Capital Markets - 1.0%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
220,000	A+	2.150% due 2/24/20	220,636
345,000	A+	3.400% due 5/15/24	356,171
35,000	A+	3.000% due 2/24/25	34,833
450,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(a) (d)	348,750
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
800,000	A-	6.250% due 9/1/17	880,115
225,000	A-	2.375% due 1/22/18	228,506
950,000	A-	6.150% due 4/1/18	1,060,699
799,000	A-	2.900% due 7/19/18	822,968
34,000	A-	2.625% due 1/31/19	34,674
150,000	A-	7.500% due 2/15/19	177,834
387,000	A-	2.550% due 10/23/19	389,734
55,000	A-	2.600% due 4/23/20	55,212
1,060,000	A-	6.000% due 6/15/20	1,224,437
40,000	A-	5.250% due 7/27/21	45,176
50,000	A-	3.500% due 1/23/25	49,648
785,000	A-	3.750% due 5/22/25	792,881
630,000	A-	6.250% due 2/1/41	783,223
75,000	A-	4.800% due 7/8/44	78,579
		Subordinated Notes:
700,000	BBB+	6.750% due 10/1/37	862,359
180,000	BBB+	5.150% due 5/22/45	184,411
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f) (g)	0

		Total Capital Markets	8,630,846

Chemicals - 0.2%
		Dow Chemical Co. (The), Senior Unsecured Notes:
70,000	BBB	3.500% due 10/1/24	69,905
40,000	BBB	4.250% due 10/1/34	39,266
45,000	BBB	4.375% due 11/15/42	42,548
160,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21	159,000
355,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	363,660
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	152,671
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	234,533
410,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(b)	401,800

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	$66,830
33,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	37,375

		Total Chemicals	1,567,588

Commercial Services & Supplies - 0.2%
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	455,519
150,000	BBB+	Republic Services Inc., Senior Unsecured Notes, 3.200% due 3/15/25	147,924
660,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	674,025
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	44,469
110,000	A-	3.500% due 5/15/24	112,646
70,000	A-	7.375% due 5/15/29	98,106
110,000	A-	4.100% due 3/1/45	105,582
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(b)	146,062

		Total Commercial Services & Supplies	1,784,333

Consumer Finance - 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,300,000	BBB-	5.625% due 9/15/15	1,317,941
1,425,000	BBB-	1.700% due 5/9/16	1,433,504
700,000	BBB-	0.726% due 11/8/16(a)	698,484
500,000	BBB-	6.625% due 8/15/17	552,329
225,000	BBB-	1.724% due 12/6/17	224,675
320,000	BBB-	8.125% due 1/15/20	396,524
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB-	3.250% due 5/15/18	179,326
300,000	BBB-	3.150% due 1/15/20	300,516
170,000	BBB-	3.450% due 4/10/22	167,665
100,000	A-	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17(b)	101,097
360,000	BB	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	406,800
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	412,333

		Total Consumer Finance	6,191,194

Containers & Packaging - 0.0%
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB	3.500% due 3/1/20	124,547
20,000	BBB	4.000% due 3/1/23	20,712

		Total Containers & Packaging	145,259

Diversified Financial Services - 3.5%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	70,572
310,000	BB+	Subordinated Notes, 6.800% due 9/1/66(a)	322,787
415,000	AAA	Asian Development Bank, Senior Unsecured Notes, 0.750% due 1/11/17	416,024
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	22,210
2,280,000	A	7.250% due 2/1/18	2,605,420
600,000	BBB+	Capital One Bank USA NA, Senior Unsecured Notes, 1.200% due 2/13/17	598,163
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(b)	1,548,019
		Citigroup Inc.:
		Senior Unsecured Notes:
1,200,000	A-	1.237% due 7/25/16(a)	1,205,353
500,000	A-	2.500% due 9/26/18	509,309
		Subordinated Notes:
250,000	BBB+	5.500% due 9/13/25	279,281
1,190,000	BBB+	4.300% due 11/20/26	1,209,207
30,000	BBB+	6.625% due 6/15/32	36,444
280,000	BBB+	6.675% due 9/13/43	357,059
500,000	BBB+	5.300% due 5/6/44	542,866
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	129,184
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a) (b)	1,322,587
240,000	AAA	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.125% due 9/5/17	241,442
		General Electric Capital Corp., Company Guaranteed Notes:
820,000	AA+	5.625% due 5/1/18	917,554
90,000	AA+	5.550% due 5/4/20	104,580
490,000	AA	5.300% due 2/11/21	564,162

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$250,000	AA+	4.650% due 10/17/21	$280,521
1,025,000	AA+	0.754% due 8/15/36(a)	934,345
425,000	AA+	6.150% due 8/7/37	554,669
1,040,000	AA+	6.875% due 1/10/39	1,459,598
650,000	A+	6.375% due 11/15/67(a)	710,125
430,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	506,645
130,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	136,825
270,000	B+	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a) (b)	267,300
		International Lease Finance Corp., Senior Secured Notes:
880,000	BBB-	6.750% due 9/1/16(b)	932,250
1,230,000	BBB-	7.125% due 9/1/18(b)	1,386,825
		John Deere Capital Corp., Senior Unsecured Notes:
130,000	A	2.250% due 4/17/19	132,401
70,000	A	1.700% due 1/15/20	69,279
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,400,000	A	3.400% due 6/24/15	1,451,618
1,800,000	A	1.100% due 10/15/15	1,801,919
480,000	A	3.450% due 3/1/16	489,528
940,000	A	2.000% due 8/15/17	952,105
295,000	A	6.000% due 1/15/18	327,990
69,000	A	1.800% due 1/25/18	69,558
230,000	A	1.700% due 3/1/18	230,673
195,000	A	2.200% due 10/22/19	194,680
200,000	A	2.250% due 1/23/20	199,087
90,000	A	4.400% due 7/22/20	98,309
		Subordinated Notes:
170,000	A-	5.150% due 10/1/15	172,576
630,000	A-	6.125% due 6/27/17	687,674
190,000	A-	3.375% due 5/1/23	188,929
430,000	A-	3.875% due 9/10/24	433,259
555,000	Baa1(c)	4.950% due 6/1/45	564,478
900,000	BBB-	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.274% due 5/15/47(a)	714,465
500,000	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(b)	623,645
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	464,086
250,000	A+	Senior Unsecured Notes, 3.300% due 12/16/24	256,037
290,990	Baa2(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(b)	303,663
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	25,060
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a) (b)	780,000

		Total Diversified Financial Services	31,402,345

Diversified Telecommunication Services - 1.3%
		AT&T Inc., Senior Unsecured Notes:
330,000	BBB+	5.500% due 2/1/18	363,146
54,000	BBB+	2.375% due 11/27/18	54,811
10,000	BBB+	5.800% due 2/15/19	11,293
53,000	BBB+	2.300% due 3/11/19	53,460
365,000	BBB+	3.000% due 6/30/22	359,946
1,370,000	BBB+	3.400% due 5/15/25	1,335,251
245,000	BBB+	4.500% due 5/15/35	233,008
5,000	BBB+	5.350% due 9/1/40	5,146
150,000	BBB+	5.550% due 8/15/41	159,428
70,000	BBB+	4.300% due 12/15/42	63,380
110,000	BBB+	4.800% due 6/15/44	105,165
195,000	BBB+	4.350% due 6/15/45	174,525
650,000	BBB+	4.750% due 5/15/46	621,416
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	228,299
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.500% due 4/1/21	61,125
300,000	B+	5.500% due 8/1/23	276,657

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Verizon Communications Inc., Senior Unsecured Notes:
$754,000	BBB+	2.500% due 9/15/16	$767,282
40,000	BBB+	4.500% due 9/15/20	43,678
100,000	BBB+	3.450% due 3/15/21	103,748
900,000	BBB+	3.000% due 11/1/21	906,433
732,000	BBB+	5.150% due 9/15/23	818,900
284,000	BBB+	6.400% due 9/15/33	334,980
470,000	BBB+	4.400% due 11/1/34	453,818
2,488,000	BBB+	6.550% due 9/15/43	3,032,869
75,000	BBB+	5.012% due 8/21/54	71,604
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(b)	544,050
		Vodafone Group PLC, Senior Unsecured Notes:
515,000	BBB+	2.950% due 2/19/23	485,407
6,000	BBB+	6.150% due 2/27/37	6,811

		Total Diversified Telecommunication Services	11,675,636

Electric Utilities - 1.5%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	304,026
275,000	BBB+	6.500% due 9/15/37	349,974
31,000	BB	Calpine Corp., Senior Secured Notes, 7.875% due 1/15/23(b)	34,081
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	247,712
235,000	A	DTE Electric Co., General & Refinance Mortgage Notes, 4.000% due 4/1/43	231,056
500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 4.250% due 12/15/41	517,512
310,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	326,714
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	239,532
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(b)	882,342
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,084,859
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	121,069
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	102,048
1,130,000	BB+	7.375% due 11/15/31	1,425,348
		Florida Power & Light Co., 1st Mortgage Notes:
55,000	A	4.950% due 6/1/35	63,017
275,000	A	5.950% due 2/1/38	356,279
317,663	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	365,313
		IPALCO Enterprises Inc., Senior Secured Notes:
750,000	BB+	7.250% due 4/1/16(b)	785,625
350,000	BB+	5.000% due 5/1/18	372,750
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(b)	758,488
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	989,655
487,147	B	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	534,644
80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	100,890
870,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	1,086,233
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	238,343
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	585,330
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	509,072
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(b)	291,617
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	158,071
25,000	A-	6.350% due 11/30/37	33,847
250,000	A-	4.000% due 1/15/43	247,456

		Total Electric Utilities	13,342,903

Electrical Equipment - 0.0%
30,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	31,977

Electronic Equipment, Instruments & Components - 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	350,344

Energy Equipment & Services - 0.2%
600,000	BB+	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	605,495
400,000	AA-	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	429,687

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Williams Partners LP, Senior Unsecured Notes:
$540,000	BBB	3.600% due 3/15/22	$537,680
60,000	BBB	4.500% due 11/15/23	62,692
40,000	BBB	4.300% due 3/4/24	41,041
		Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes:
180,000	BBB	6.125% due 7/15/22	193,800
30,000	BBB	4.875% due 3/15/24	30,493

		Total Energy Equipment & Services	1,900,888

Food & Staples Retailing - 0.1%
420,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 2.750% due 12/1/22	413,644
265,628	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	311,787
90,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	118,031

		Total Food & Staples Retailing	843,462

Food Products - 0.1%
		HJ Heinz Co., Secured Notes:
20,000	BB	4.250% due 10/15/20	20,488
180,000	BB	4.875% due 2/15/25(b)	194,400
270,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 4.000% due 2/1/24	287,936
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	43,676
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(b)	51,107
180,000	A-	2.900% due 10/21/19(b)	184,366
60,000	A-	3.375% due 10/21/20(b)	62,400

		Total Food Products	844,373

Health Care Equipment & Supplies - 0.3%
75,000	A-	Baxter International Inc., Senior Unsecured Notes, 3.200% due 6/15/23	74,753
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	383,583
240,000	BBB+	Becton Dickinson & Co., Senior Unsecured Notes, 3.734% due 12/15/24	245,442
		Boston Scientific Corp., Senior Unsecured Notes:
65,000	BBB-	2.850% due 5/15/20	65,300
195,000	BBB-	3.850% due 5/15/25	194,968
		Medtronic Inc., Company Guaranteed Notes:
100,000	A	4.450% due 3/15/20	110,859
1,115,000	A	3.500% due 3/15/25(b)	1,143,176
100,000	A	5.550% due 3/15/40	118,697
175,000	A	4.625% due 3/15/45(b)	182,939

		Total Health Care Equipment & Supplies	2,519,717

Health Care Providers & Services - 0.6%
165,000	A	Aetna Inc., Senior Unsecured Notes, 4.125% due 11/15/42	163,220
		Anthem Inc., Senior Unsecured Notes:
80,000	A	1.250% due 9/10/15	80,139
30,000	A	5.875% due 6/15/17	32,661
510,000	A	3.125% due 5/15/22	511,005
530,000	A	3.300% due 1/15/23	532,591
60,000	A	4.650% due 8/15/44	61,044
30,000	A	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	28,359
560,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	596,400
20,000	B+	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.125% due 7/15/24	20,250
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
120,000	BB+	6.500% due 9/15/18(b)	133,800
20,000	BB+	5.750% due 2/15/21(b)	21,700
		HCA Inc.:
		Company Guaranteed Notes:
120,000	B+	7.190% due 11/15/15	123,300
29,000	B+	6.500% due 2/15/16	30,051
210,000	B+	7.500% due 2/15/22	246,225
10,000	BBB-	Senior Secured Notes, 4.250% due 10/15/19	10,392
		Humana Inc., Senior Unsecured Notes:
60,000	BBB+	3.150% due 12/1/22	60,149
70,000	BBB+	4.625% due 12/1/42	70,147
425,000	AA-	Memorial Sloan-Kettering Cancer Center, Senior Unsecured Notes, 4.200% due 7/1/55	405,666

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$1,000,000	AA-	Providence Health & Services Obligated Group, Unsecured Notes, 1.224% due 10/1/17(a)	$1,006,729
58,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(b)	66,737
		UnitedHealth Group Inc., Senior Unsecured Notes:
570,000	A+	3.375% due 11/15/21	598,850
205,000	A+	4.250% due 3/15/43	209,283

		Total Health Care Providers & Services	5,008,698

Hotels, Restaurants & Leisure - 0.1%
130,000	B-	New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(b)	135,135
390,000	B+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	412,913

		Total Hotels, Restaurants & Leisure	548,048

Household Durables - 0.0%
150,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(b)	151,500

Household Products - 0.0%
245,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 2.650% due 3/1/25	241,740
200,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 7.875% due 8/15/19	210,000

		Total Household Products	451,740

Independent Power and Renewable Electricity Producers - 0.0%
		AES Corp., Senior Unsecured Notes:
60,000	BB-	7.375% due 7/1/21	67,462
90,000	BB-	4.875% due 5/15/23	86,850

		Total Independent Power and Renewable Electricity Producers	154,312

Industrial Conglomerates - 0.1%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,430
449,000	A-	2.750% due 11/2/22	444,330
160,000	A-	4.150% due 11/2/42	158,149
		General Electric Co., Senior Unsecured Notes:
245,000	AA+	2.700% due 10/9/22	245,536
220,000	AA+	4.500% due 3/11/44	234,719
19,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.550% due 11/1/24	19,079

		Total Industrial Conglomerates	1,182,243

Insurance - 0.7%
		American International Group Inc., Senior Unsecured Notes:
330,000	A-	4.875% due 6/1/22	368,849
110,000	A-	4.375% due 1/15/55	104,421
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	419,860
275,000	AA	4.300% due 5/15/43	284,029
90,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	89,469
250,000	A+	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	237,686
		MetLife Inc.:
870,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	996,585
215,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	206,234
1,100,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 1.700% due 6/29/15(b)	1,116,027
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.561% due 12/15/24(a) (b)	851,772
390,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	467,914
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(b)	228,129
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
290,000	AA-	6.850% due 12/16/39(b)	385,683
300,000	AA-	4.900% due 9/15/44(b)	322,141
50,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	51,473

		Total Insurance	6,130,272

Internet & Catalog Retail - 0.1%
250,000	AA-	Amazon.com Inc., Senior Unsecured Notes, 4.950% due 12/5/44	257,372
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22(b)	618,025

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Total Internet & Catalog Retail	$875,397

Life Sciences Tools & Services - 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
$120,000	BBB	3.600% due 8/15/21	124,299
20,000	BBB	5.300% due 2/1/44	22,534

		Total Life Sciences Tools & Services	146,833

Machinery - 0.0%
280,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	317,291

Media - 1.0%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	33,010
125,000	BBB+	8.500% due 2/23/25	170,284
25,000	BBB+	6.200% due 12/15/34	30,368
10,000	BBB+	6.900% due 8/15/39	13,135
200,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(b)	207,750
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
54,000	BB-	7.000% due 1/15/19	56,194
575,000	BB-	6.500% due 4/30/21	605,906
555,000	BB-	5.125% due 5/1/23(b)	559,162
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	285,697
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	33,589
540,000	A-	5.700% due 5/15/18	607,755
156,000	A-	3.375% due 8/15/25	158,362
170,000	A-	4.200% due 8/15/34	170,618
80,000	A-	6.500% due 11/15/35	102,737
40,000	A-	6.450% due 3/15/37	50,746
50,000	A-	6.950% due 8/15/37	66,728
90,000	A-	6.550% due 7/1/39	116,615
185,000	A-	4.650% due 7/15/42	193,735
108,000	A-	4.600% due 8/15/45	112,457
		Cox Communications Inc., Senior Unsecured Notes:
72,000	BBB	8.375% due 3/1/39(b)	96,634
10,000	BBB	4.700% due 12/15/42(b)	9,298
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
620,000	BBB	3.500% due 3/1/16	632,009
98,000	BBB	4.600% due 2/15/21	105,654
24,000	BBB	Discovery Communications LLC, Company Guaranteed Notes, 4.875% due 4/1/43	22,785
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	5.125% due 5/1/20	20,500
80,000	BB-	6.750% due 6/1/21	85,650
60,000	BB-	5.875% due 7/15/22	61,350
150,000	BB-	5.875% due 11/15/24	150,750
900,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 0.812% due 4/15/16(a) (b)	903,051
375,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	376,982
200,000	B+	Numericable-SFR, Senior Secured Notes, 6.000% due 5/15/22(b)	202,500
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	45,909
598,000	BBB	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	612,110
200,000	BBB	Sky PLC, Company Guaranteed Notes, 3.750% due 9/16/24(b)	202,005
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	604,703
90,000	BBB	7.300% due 7/1/38	105,245
60,000	BBB	5.875% due 11/15/40	60,974
240,000	BBB	5.500% due 9/1/41	232,802
41,000	BBB	4.500% due 9/15/42	35,700
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	101,519
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	109,949
110,000	BBB	4.750% due 3/29/21	121,358
370,000	BBB	7.700% due 5/1/32	504,492
30,000	BBB	6.250% due 3/29/41	34,841

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$100,000	B+	Univision Communications Inc., Senior Secured Notes, 6.750% due 9/15/22(b)	$108,625
60,000	BBB	Viacom Inc., Senior Unsecured Notes, 4.250% due 9/1/23	62,195

		Total Media	9,184,438

Metals & Mining - 0.7%
925,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	918,385
200,000	BBB-	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	207,743
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	432,773
190,000	A+	5.000% due 9/30/43	206,352
120,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(b)	126,300
200,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 3.550% due 3/1/22	189,414
		Freeport-McMoRan Inc., Company Guaranteed Notes:
200,000	BBB-	4.000% due 11/14/21	198,826
205,000	BBB-	3.875% due 3/15/23	193,216
		Glencore Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15(b)	321,054
280,000	BBB	2.700% due 10/25/17(b)	284,537
390,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	491,458
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	595,815
		Vale Overseas Ltd., Company Guaranteed Notes:
1,542,000	BBB	4.375% due 1/11/22(e)	1,519,225
260,000	BBB	6.875% due 11/21/36	256,981

		Total Metals & Mining	5,942,079

Oil, Gas & Consumable Fuels - 2.7%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	183,873
		Anadarko Petroleum Corp., Senior Unsecured Notes:
308,000	BBB	5.950% due 9/15/16	326,516
827,000	BBB	6.375% due 9/15/17	913,926
200,000	BBB	3.450% due 7/15/24	201,573
170,000	BBB	6.450% due 9/15/36	204,912
150,000	BBB	4.500% due 7/15/44	145,459
540,000	BBB+	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	577,477
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	88,200
		BP Capital Markets PLC, Company Guaranteed Notes:
390,000	A	4.742% due 3/11/21	439,974
160,000	A	3.245% due 5/6/22	162,702
160,000	A	2.750% due 5/10/23	156,176
630,000	A	3.506% due 3/17/25	636,192
300,000	BB+	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	318,000
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	94,950
50,000	BB+	5.500% due 10/1/22	51,000
230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	269,108
		Continental Resources Inc., Company Guaranteed Notes:
60,000	BBB-	4.500% due 4/15/23	59,209
295,000	BBB-	4.900% due 6/1/44	257,893
240,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	264,671
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	90,060
220,000	BBB	5.875% due 5/28/45	204,490
430,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	533,789
		El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes:
460,000	BBB-	6.500% due 4/1/20	530,653
110,000	BBB-	4.300% due 5/1/24	110,461
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	10,530
260,000	BBB-	4.050% due 3/15/25	254,092
500,000	BBB-	8.250% due 11/15/29	661,930
200,000	BBB-	4.900% due 3/15/35	191,162
293,000	BBB-	6.500% due 2/1/42	324,581
		Enterprise Products Operating LLC, Company Guaranteed Notes:
160,000	BBB+	6.300% due 9/15/17	177,369

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$155,000	BBB+	3.750% due 2/15/25	$158,009
290,000	BBB+	5.100% due 2/15/45	302,101
365,000	A-	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	370,834
225,000	AAA	Exxon Mobil Corp., Senior Unsecured Notes, 3.567% due 3/6/45	215,253
		Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes:
298,000	BBB-	6.125% due 6/15/19	316,625
63,000	BBB-	6.875% due 2/15/23	67,804
10,000	BBB	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	12,191
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	249,781
75,000	BBB	7.875% due 9/15/31	101,218
290,000	B	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	189,225
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
170,000	BBB-	6.850% due 2/15/20	198,124
200,000	BBB-	3.500% due 3/1/21	200,510
165,000	BBB-	5.400% due 9/1/44	158,854
80,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	78,243
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
140,000	BB	5.500% due 2/15/23	146,300
160,000	BB	4.875% due 12/1/24	162,400
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	613,350
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	73,988
160,000	BBB	3.900% due 11/15/24	162,269
265,000	BBB	5.250% due 11/15/43	272,022
120,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	122,737
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,190,152
169,000	BBB-	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 8.375% due 6/1/20	186,356
141,000	BBB-	Petrobras Global Finance BV, Company Guaranteed Notes, 6.250% due 3/17/24(e)	140,422
1,800,000	BBB-	Petrobras International Finance Co. SA, Company Guaranteed Notes, 5.375% due 1/27/21	1,760,400
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	452,920
496,000	BBB+	4.875% due 1/24/22	522,660
920,000	BBB+	3.500% due 1/30/23	891,250
29,000	BBB+	6.625% due 6/15/35	32,712
280,000	BBB+	6.375% due 1/23/45	305,144
285,000	BBB+	Phillips 66, Company Guaranteed Notes, 4.875% due 11/15/44	289,150
90,000	BBB+	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.650% due 6/1/22	92,515
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	150,150
50,000	BB+	5.250% due 5/1/23	50,250
		Range Resources Corp., Company Guaranteed Notes:
30,000	BB+	5.000% due 8/15/22	30,000
170,000	BB+	5.000% due 3/15/23	170,850
110,000	BB+	4.875% due 5/15/25(b)	110,137
600,000	BB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.750% due 5/15/24	612,750
140,000	C	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20	12,250
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(b)	344,189
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(b)	21,756
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	86,000
		Shell International Finance BV, Company Guaranteed Notes:
230,000	AA	4.375% due 3/25/20	254,885
130,000	AA	4.125% due 5/11/35	131,653
165,000	AA	4.550% due 8/12/43	173,878
780,000	AA	4.375% due 5/11/45	801,579
		Southern Natural Gas Co. LLC, Company Guaranteed Notes:
40,000	BBB-	5.900% due 4/1/17(b)	42,832
58,000	BBB-	8.000% due 3/1/32	70,881

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	$575,338
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
80,000	BBB	3.450% due 1/15/23	77,816
55,000	BBB	5.350% due 5/15/45	54,100
800,000	BBB	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(b)	762,798
		Transocean Inc., Company Guaranteed Notes:
3,000	BB+	5.050% due 12/15/16	3,124
75,000	BB+	6.375% due 12/15/21	70,781
		Williams Cos., Inc. (The), Senior Unsecured Notes:
343,000	BB+	7.875% due 9/1/21	420,143
166,000	BB+	8.750% due 3/15/32	213,819

		Total Oil, Gas & Consumable Fuels	23,718,406

Paper & Forest Products - 0.1%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	359,203
		International Paper Co., Senior Unsecured Notes:
249,000	BBB	3.650% due 6/15/24	251,118
33,000	BBB	4.800% due 6/15/44	32,135

		Total Paper & Forest Products	642,456

Pharmaceuticals - 1.0%
320,000	A+	Abbott Laboratories, Senior Unsecured Notes, 2.950% due 3/15/25	318,999
		AbbVie Inc., Senior Unsecured Notes:
300,000	A	1.750% due 11/6/17	301,256
1,000,000	A	1.800% due 5/14/18	1,001,941
285,000	A	2.900% due 11/6/22	281,116
330,000	A	3.600% due 5/14/25	332,786
130,000	A	4.400% due 11/6/42	126,731
		Actavis Funding SCS, Company Guaranteed Notes:
255,000	BBB-	1.850% due 3/1/17	256,560
200,000	BBB-	2.350% due 3/12/18	202,110
110,000	BBB-	3.000% due 3/12/20	111,795
440,000	BBB-	3.450% due 3/15/22	444,482
480,000	BBB-	3.850% due 6/15/24	486,204
620,000	BBB-	3.800% due 3/15/25	625,591
70,000	BBB-	4.550% due 3/15/35	69,621
90,000	BBB-	4.850% due 6/15/44	90,604
450,000	BBB-	4.750% due 3/15/45	447,380
140,000	BBB-	Actavis Inc., Company Guaranteed Notes, 4.625% due 10/1/42	137,509
160,000	A+	Bristol-Myers Squibb Co., Senior Unsecured Notes, 4.500% due 3/1/44	172,989
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	786,000
		Merck & Co., Inc., Senior Unsecured Notes:
180,000	AA	2.750% due 2/10/25	175,618
730,000	AA	3.700% due 2/10/45	679,928
45,000	BBB-	Mylan Inc., Company Guaranteed Notes, 5.400% due 11/29/43	48,541
		Pfizer Inc., Senior Unsecured Notes:
70,000	AA	3.400% due 5/15/24	71,813
130,000	AA	7.200% due 3/15/39	184,765
40,000	AA	4.300% due 6/15/43	40,251
30,000	AA	4.400% due 5/15/44	30,788
125,000	A-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	123,773
600,000	B	Valeant Pharmaceuticals International Inc., Company Guaranteed Notes, 5.500% due 3/1/23(b)	613,500
240,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	295,636
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23	58,912

		Total Pharmaceuticals	8,517,199

Real Estate Investment Trusts (REITs) - 0.9%
1,000,000	BB+	ARC Properties Operating Partnership LP, Company Guaranteed Notes, 2.000% due 2/6/17	980,000
140,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	142,126
653,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	733,375
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	82,529

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		HCP Inc., Senior Unsecured Notes:
$500,000	BBB+	6.000% due 1/30/17	$538,006
555,000	BBB+	4.250% due 11/15/23	572,594
375,000	BBB+	3.875% due 8/15/24	377,206
1,395,000	BBB	Health Care REIT Inc., Senior Unsecured Notes, 4.950% due 1/15/21	1,547,257
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	128,008
		Simon Property Group LP, Senior Unsecured Notes:
80,000	A	3.375% due 3/15/22	82,541
55,000	A	3.375% due 10/1/24	56,159
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	481,000
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	126,695
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,253,120
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(b)	662,474

		Total Real Estate Investment Trusts (REITs)	7,763,090

Road & Rail - 0.1%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	BBB+	4.375% due 9/1/42	151,258
385,000	BBB+	4.550% due 9/1/44	393,620
350,000	BBB+	4.150% due 4/1/45	335,714
		Union Pacific Corp., Senior Unsecured Notes:
84,000	A	4.163% due 7/15/22	92,671
310,000	A	2.750% due 4/15/23	311,768
64,000	A	3.875% due 2/1/55	59,514

		Total Road & Rail	1,344,545

Software - 0.3%
		Activision Blizzard Inc., Company Guaranteed Notes:
120,000	BB+	5.625% due 9/15/21(b)	128,550
630,000	BB+	6.125% due 9/15/23(b)	696,150
		First Data Corp.:
		Company Guaranteed Notes:
30,000	B-	12.625% due 1/15/21	35,212
52,000	CCC+	11.750% due 8/15/21	59,605
136,000	BB-	Senior Secured Notes, 6.750% due 11/1/20(b)	145,520
		Microsoft Corp., Senior Unsecured Notes:
45,000	AAA	3.500% due 2/12/35	42,119
400,000	AAA	3.750% due 2/12/45	369,190
		Oracle Corp., Senior Unsecured Notes:
280,000	AA-	1.200% due 10/15/17	280,958
393,000	AA-	3.400% due 7/8/24	403,697
100,000	AA-	4.500% due 7/8/44	102,414

		Total Software	2,263,415

Specialty Retail - 0.3%
120,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(b)	127,500
120,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 4.400% due 3/15/45	124,193
		Lowe’s Cos Inc., Senior Unsecured Notes:
100,000	A-	4.650% due 4/15/42	108,785
50,000	A-	4.250% due 9/15/44	51,075
900,000	BBB	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 0.726% due 5/18/16(a)	901,407
		Wal-Mart Stores Inc., Senior Unsecured Notes:
700,000	AA	3.250% due 10/25/20	745,477
50,000	AA	4.000% due 4/11/43	49,736
475,000	AA	4.750% due 10/2/43	519,975

		Total Specialty Retail	2,628,148

Technology Hardware, Storage & Peripherals - 0.1%
		Apple Inc., Senior Unsecured Notes:
335,000	AA+	2.000% due 5/6/20	336,187
390,000	AA+	2.850% due 5/6/21	401,285
45,000	AA+	2.500% due 2/9/25	43,059
75,000	AA+	3.450% due 2/9/45	65,603
305,000	AA+	4.375% due 5/13/45	309,784

		Total Technology Hardware, Storage & Peripherals	1,155,918

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
Tobacco - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
$260,000	BBB+	9.250% due 8/6/19	$330,880
230,000	BBB+	4.750% due 5/5/21	255,186
150,000	BBB+	9.950% due 11/10/38	251,399
290,000	BBB+	10.200% due 2/6/39	494,809
280,000	BBB+	5.375% due 1/31/44	301,185
		Lorillard Tobacco Co., Company Guaranteed Notes:
10,000	BBB-	8.125% due 6/23/19	12,142
280,000	BBB-	3.750% due 5/20/23	280,633
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	246,198
315,000	A	4.500% due 3/20/42	317,856
215,000	A	4.125% due 3/4/43	209,557
		Reynolds American Inc., Company Guaranteed Notes:
200,000	BBB-	1.050% due 10/30/15	200,177
300,000	BBB-	6.750% due 6/15/17	330,385
120,000	BBB-	3.250% due 11/1/22	118,465

		Total Tobacco	3,348,872

Transportation - 0.0%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	121,814
49,000	BBB	4.100% due 2/1/45	45,947

		Total Transportation	167,761

Transportation Infrastructure - 0.0%
400,000	BBB	Sydney Airport Finance Co. Pty Ltd., Senior Secured Notes, 3.375% due 4/30/25(b)	396,604

Wireless Telecommunication Services - 0.2%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	371,105
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	63,186
470,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	480,575
400,000	BB	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(b)	459,500
		Sprint Corp., Company Guaranteed Notes:
40,000	B+	7.875% due 9/15/23	40,776
390,000	B+	7.625% due 2/15/25	383,542
20,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 7.175% due 6/18/19	22,725
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	79,870
110,000	BBB	5.134% due 4/27/20	122,453

		Total Wireless Telecommunication Services	2,023,732

		TOTAL CORPORATE BONDS & NOTES (Cost - $213,837,582)	220,676,800

MORTGAGE-BACKED SECURITIES - 21.9%
FHLMC - 3.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
22,526		8.500% due 11/1/16 - 7/1/17	22,627
5,175		8.000% due 1/1/17 - 6/1/17	5,232
37,655		2.258% due 12/1/34(a)	40,290
33,507		2.431% due 1/1/35(a)	35,910
41,121		1.945% due 2/1/37(a)	43,356
90,473		1.838% due 5/1/37(a)	95,057
100,908		2.495% due 5/1/37(a)	108,212
62,047		3.085% due 3/1/41(a)	65,652
160,764		2.034% due 7/1/42(a)	166,484
		Gold:
802,016		6.000% due 5/1/17 - 6/1/39	897,668
2,344		8.500% due 2/1/18	2,371
969,420		5.000% due 6/1/21 - 4/1/41	1,081,197
9,227,315		4.000% due 10/1/25 - 7/1/44	9,956,376
1,081,028		4.500% due 4/1/29 - 7/1/41	1,181,945
1,720,009		5.500% due 1/1/30 - 2/1/40	1,932,892
517,337		6.500% due 8/1/37 - 9/1/39	589,513

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$43,312		7.000% due 3/1/39	$50,049
9,537,434		3.500% due 12/1/42 - 3/1/45	9,986,897
2,975,675		3.000% due 2/1/43 - 4/1/45	3,018,101
600,000		3.500% due 7/1/45(h)	624,274
300,000		4.000% due 7/1/45(h)	319,422

		TOTAL FHLMC	30,223,525

FNMA - 15.5%
		Federal National Mortgage Association (FNMA):
1,948,610		5.500% due 11/1/16 - 5/1/40	2,206,281
565		8.500% due 4/1/17	589
2,477		8.000% due 8/1/17	2,510
1,064,305		5.181% due 5/1/19	1,191,227
15,449,102		4.000% due 10/1/19 - 4/1/45	16,617,680
1,035,000		4.400% due 2/1/20	1,149,667
824,124		4.685% due 2/1/20	918,310
1,145,000		3.459% due 11/1/20	1,228,779
376,844		6.000% due 9/1/21 - 10/1/35	430,215
22,976,936		3.500% due 11/1/21 - 5/1/45	24,211,822
1,180,578		3.650% due 11/1/21	1,273,040
29		9.500% due 11/1/21	29
2,433,021		5.000% due 12/1/21 - 7/1/40	2,685,747
466,754		2.830% due 6/1/22	484,493
1,089,646		2.646% due 10/1/22	1,122,173
9,087,157		4.500% due 3/1/24 - 10/1/44	9,926,980
1,495,000		2.966% due 5/1/27	1,518,593
15,905,000		3.000% due 6/15/27 - 6/1/45(h)	16,305,180
3,285,000		2.500% due 7/1/27 - 6/1/30(h)	3,355,570
4,149,391		2.500% due 11/1/27 - 10/1/42	4,202,426
11,390,658		3.000% due 12/1/27 - 5/1/45	11,682,024
20,000,000		3.500% due 6/1/28 - 7/1/45(h)	20,909,057
402,670		2.180% due 3/1/34(a)	432,292
95,648		2.160% due 12/1/34(a)	102,588
8,944		2.203% due 12/1/34(a)	9,583
94,893		2.121% due 9/1/35(a)	100,980
103,877		2.064% due 10/1/35(a)	109,276
155,976		2.145% due 10/1/35(a)	164,315
25,762		2.094% due 11/1/35(a)	27,115
79,357		2.102% due 11/1/35(a)	83,545
27,474		2.103% due 11/1/35(a)	28,913
33,012		2.107% due 11/1/35(a)	34,609
34,073		2.126% due 11/1/35(a)	35,865
27,824		2.139% due 11/1/35(a)	29,306
371,270		2.250% due 1/1/36(a)	396,406
183,998		2.232% due 9/1/36(a)	196,033
41,933		2.313% due 12/1/36(a)	44,967
157,946		7.000% due 4/1/37	180,912
201,119		1.869% due 5/1/37(a)	213,445
823,585		6.500% due 9/1/37 - 5/1/40	950,739
93,291		2.902% due 2/1/41(a)	98,357
216,497		3.266% due 7/1/41(a)	230,159
205,773		2.020% due 7/1/42(a)	213,842
42,267		2.245% due 7/1/42(a)	43,909
600,000		5.000% due 6/1/45(h)	666,750
5,715,000		4.000% due 6/1/45 - 7/1/45(h)	6,093,916
5,445,000		4.500% due 7/1/45(h)	5,913,270

		TOTAL FNMA	137,823,484

GNMA - 3.0%
		Government National Mortgage Association (GNMA):
653		9.500% due 12/15/16 - 8/15/17	655
2,770		8.500% due 5/15/17	2,871
122,073		6.000% due 12/15/33 - 5/15/38	140,891

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$152,124		6.500% due 1/15/34 - 10/15/38	$173,985
1,063,648		5.000% due 10/15/34 - 9/15/40	1,196,899
118,654		5.500% due 5/15/37 - 6/15/38	134,513
295,522		4.500% due 3/15/41	325,042
726,464		4.000% due 6/15/41 - 7/15/41	793,505
		Government National Mortgage Association II (GNMA):
2,301		8.500% due 1/20/17	2,364
3,291		9.000% due 4/20/17 - 11/20/21	3,548
257,799		6.000% due 7/20/37 - 11/20/40	296,762
3,738,973		4.500% due 1/20/40 - 10/20/41	4,103,958
516,080		5.000% due 7/20/40 - 9/20/41	578,233
633,609		4.000% due 11/20/40 - 7/20/42	679,259
421,634		3.000% due 1/20/43	434,000
5,095,790		3.500% due 6/20/43 - 5/20/45	5,365,797
3,375,000		3.000% due 6/1/45(h)	3,458,914
5,885,000		3.500% due 6/1/45(h)	6,182,122
2,160,000		4.000% due 6/1/45(h)	2,300,020

		TOTAL GNMA	26,173,338

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $192,112,828)	194,220,347

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.4%
$2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.405% due 2/25/37(a)	$2,242,136
52,364	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 0.675% due 11/25/33(a)	52,006
117,045	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.835% due 6/25/29(a)	98,066
531,927	A+	Ameriquest Mortgage Securities Trust, Series 2006-R2, Class A2B, 0.365% due 4/25/36(a)	530,846
805,000	AAA	AMMC CLO XIII Ltd., Series 2013-13A, Class A1L, 1.728% due 1/26/26(a) (b)	804,686
		Asset Backed Securities Corp. Home Equity Loan Trust:
1,956,000	B-	Series 2005-HE5, Class M3, 0.905% due 6/25/35(a)	1,841,832
2,000,000	B+	Series 2006-HE3, Class A5, 0.451% due 3/25/36(a)	1,532,450
1,774,276	CCC	Series 2007-HE1, Class A1B, 0.331% due 12/25/36(a)	1,520,060
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(a) (b)	490,003
		Banc of America Commercial Mortgage Trust:
40,000	BBB-	Series 2006-5, Class AM, 5.448% due 9/10/47	41,825
1,100,000	A+	Series 2007-2, Class A4, 5.613% due 4/10/49(a)	1,159,074
240,000	B+	Series 2008-1, Class AJ, 6.264% due 2/10/51(a)	257,092
800	AA+	Banc of America Funding Trust, Series 2003-1, Class A1, 6.000% due 5/20/33	840
125,657	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.512% due 7/25/34(a)	126,976
509,275	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.425% due 7/25/37(a) (b)	459,948
57,264	AAA	Bayview Financial Mortgage Pass-Through Trust, Series 2004-A, Class A, 0.861% due 2/28/44(a)	57,113
934,001	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 2.712% due 5/26/36(a) (b)	937,421
		Bear Stearns Adjustable Rate Mortgage Trust:
177,561	A+	Series 2005-2, Class A2, 2.515% due 3/25/35(a)	178,282
573,257	D(i)	Series 2007-3, Class 1A1, 2.770% due 5/25/47(a)	502,850
		Bear Stearns ALT-A Trust:
388,579	A+	Series 2004-7, Class 2A1, 2.508% due 8/25/34(a)	394,089
286,945	CCC	Series 2005-2, Class 2A4, 2.516% due 4/25/35(a)	275,507
245,206	B	Series 2005-4, Class 23A2, 2.532% due 5/25/35(a)	242,917
		Bear Stearns Asset Backed Securities Trust:
956,048	B-	Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	981,993
135,183	AAA	Series 2005-TC2, Class A3, 0.551% due 8/25/35(a)	135,079
		Bear Stearns Commercial Mortgage Securities Trust:
2,954,200	Aaa(c)	Series 2004-PWR5, Class F, 5.483% due 7/11/42(a) (b)	3,210,653
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	213,687
560,765	A	Series 2007-PW15, Class A4, 5.331% due 2/11/44	593,679
75,000	B	Series 2007-PW17, Class AJ, 5.885% due 6/11/50(a)	78,168
565,000	BBB	Series 2007-PW18, Class AM, 6.084% due 6/11/50(a)	620,622
482,636	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.185% due 3/25/37(a) (b)	474,424
725,000	AAA	BlueMountain CLO Ltd., Series 2013-4A, Class A, 1.775% due 4/15/25(a) (b)	725,054
1,700,000	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.435% due 6/25/36(a)	1,570,390
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.685% due 5/25/32(a)	713
328,513	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.534% due 2/25/37(a)	326,184
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
1,065,830	A+	Series 2004-2A, Class A1, 0.455% due 5/25/35(a) (b)	969,037
2,771,349	NR	Series 2004-2A, Class B1, 0.667% due 5/25/35	2,142,533
		Citigroup Commercial Mortgage Trust:
300,000	BB(i)	Series 2014-GC19, Class E, 4.400% due 3/10/47(a) (b)	247,314
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	149,907
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.455% due 8/25/36(a)	629,490
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
210,000	B-	Series 2006-CD2, Class AJ, 5.385% due 1/15/46(a)	200,792
60,000	B+	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	57,646
110,000	CCC+	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(a)	93,638
50,000	Aa2(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(a)	53,278
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.632% due 11/10/31(a) (b) (f)	400,720
600,835	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.038% due 12/10/49(a)	651,193

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Commercial Mortgage Trust:
$ 1,600,000	B-	Series 2001-J2A, Class G, 7.142% due 7/16/34(a) (b)	$1,697,334
496,000	BBB-	Series 2006-C7, Class AM, 5.775% due 6/10/46(a)	516,535
196,000	B3(c)	Series 2006-C8, Class AJ, 5.377% due 12/10/46	199,330
440,000	Aa3(c)	Series 2006-C8, Class AM, 5.347% due 12/10/46	466,157
90,000	BB+	Series 2006-GG7, Class AM, 5.819% due 7/10/38(a)	93,707
575,000	AA	Series 2007-C9, Class A4, 5.796% due 12/10/49(a)	622,035
1,386,044	Aaa(c)	Series 2012-LC4, Class A2, 2.256% due 12/10/44	1,409,542
190,000	AA-(i)	Series 2013-300P, Class B, 4.394% due 8/10/30(a) (b)	208,445
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	44,211
20,000	A3(c)	Series 2013-CR12, Class C, 5.085% due 10/10/46(a)	22,030
1,383,183	Aaa(c)	Series 2013-CR6, Class A1, 0.719% due 3/10/46	1,376,108
260,000	BB	Series 2013-CR9, Class E, 4.258% due 7/10/45(a) (b)	213,952
210,000	A-(i)	Series 2014-CR21, Class C, 4.419% due 12/10/47(a)	217,021
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	374,056
		Core Industrial Trust:
699,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(b)	716,962
1,600,000	BB-	Series 2015-TEXW, Class E, 3.848% due 2/10/34(a) (b)	1,542,390
535,000	AAA	Series 2015-WEST, Class A, 3.292% due 2/10/37(b)	547,065
		Countrywide Alternative Loan Trust:
646,018	CCC	Series 2005-24, Class 4A1, 0.414% due 7/20/35(a)	569,517
889,484	CCC	Series 2006-OA17, Class 1A1A, 0.379% due 12/20/46(a)	684,191
		Countrywide Asset-Backed Certificates:
5,025	AAA	Series 2002-3, Class 1A1, 0.925% due 5/25/32(a)	4,785
12,759	AA+	Series 2003-BC2, Class 2A1, 0.785% due 6/25/33(a)	10,965
4,352	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	4,355
470,058	CCC	Series 2006-SD3, Class A1, 0.515% due 7/25/36(a) (b)	388,327
550,430	AA	Series 2007-13, Class 2A2, 0.985% due 10/25/47(a)	499,521
678,601	AA	Series 2007-4, Class A4W, 5.479% due 4/25/47(a)	678,427
		Countrywide Home Loan Mortgage Pass Through Trust:
202,916	D	Series 2005-11, Class 3A3, 2.460% due 4/25/35(a)	150,086
90,254	NR	Series 2005-11, Class 6A1, 0.785% due 3/25/35(a)	81,577
		Credit Suisse Commercial Mortgage Capital Trust:
7,466,137	Caa3(c)	Series 2006-7, Class 3A2, 7.015% due 8/25/36(a) (j)	1,632,355
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	258,616
1,500,000	NR	Series 2015-5R, Class 1A1, 0.00% due 9/27/46	1,456,888
		Credit Suisse Commercial Mortgage Trust:
290,000	B+	Series 2006-C3, Class AJ, 5.806% due 6/15/38(a)	282,875
800,000	BBB-	Series 2006-C4, Class AM, 5.509% due 9/15/39	839,394
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	405,553
166,106	Aaa(c)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	169,946
310,000	BBB-	Series 2007-C2, Class AM, 5.607% due 1/15/49(a)	327,620
		Credit Suisse First Boston Mortgage Securities Corp.:
498,785	AA+	Series 2004-AR7, Class 2A1, 2.743% due 11/25/34(a)	502,893
342,225	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	317,847
447,390	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	454,549
		DBRR Trust:
13,157	NR	Series 2013-EZ2, Class A, 0.853% due 2/25/45(a) (b)	13,151
623,009	Aaa(c)	Series 2013-EZ3, Class A, 1.636% due 12/18/49(a) (b)	625,930
810,000	BBB+	Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates, Series 2005-WF1, Class 1A4, 5.000% due 6/26/35(a) (b)	800,293
126,803	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.986% due 11/19/44(a)	110,900
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.655% due 1/15/25(a) (b)	647,751
		EMC Mortgage Loan Trust:
3,642	BB(i)	Series 2002-B, Class A1, 1.485% due 2/25/41(a) (b)	3,551
20,141	BBB-	Series 2003-A, Class A1, 0.735% due 8/25/40(a) (b)	18,394
801,130	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.735% due 9/25/33(a)	764,267
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.237% due 2/15/24(a) (j)	7,608
1,604,638	NR	Series 3349, Class AS, 6.314% due 7/15/37(a) (j)	289,943
206,176	NR	Series 3451, Class SB, 5.844% due 5/15/38(a) (j)	24,605

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$ 212,063	NR	Series 3621, Class SB, 6.044% due 1/15/40(a) (j)	$36,146
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	640,630
2,853,609	NR	Series 3866, Class SA, 5.764% due 5/15/41(a) (j)	474,746
1,044,065	NR	Series 3947, Class SG, 5.764% due 10/15/41(a) (j)	187,524
269,034	NR	Series 3997, Class SK, 6.414% due 11/15/41(a) (j)	52,938
78,906	NR	Series 4076, Class SW, 5.864% due 7/15/42(a) (j)	16,016
76,656	NR	Series 4097, Class ST, 5.864% due 8/15/42(a) (j)	15,606
78,684	NR	Series 4136, Class SE, 5.964% due 11/15/42(a) (j)	17,876
83,093	NR	Series 4136, Class SJ, 5.964% due 11/15/42(a) (j)	21,649
80,407	NR	Series 4136, Class SQ, 5.964% due 11/15/42(a) (j)	18,006
564,995	NR	Series 4150, Class BU, 4.000% due 2/15/42	612,795
714,836	NR	Series 4203, Class PS, 6.064% due 9/15/42(a) (j)	138,163
106,176	NR	Series 4206, Class CZ, 3.000% due 5/15/43	96,504
311,923	NR	Series 4210, Class Z, 3.000% due 5/15/43	290,973
211,294	NR	Series 4226, Class GZ, 3.000% due 7/15/43	200,057
436,994	NR	Series 4239, Class IO, 3.500% due 6/15/27(j)	54,197
188,868	NR	Series 4335, Class SW, 5.814% due 5/15/44(a) (j)	41,977
241,395	NR	Series R007, Class ZA, 6.000% due 5/15/36	274,807
		Federal National Mortgage Association (FNMA), ACES:
592,813	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(a)	686,815
22,060,767	NR	Series 2013-M7, Class X2, 0.252% due 12/27/22(a) (j)	293,375
880,016	NR	Series 2014-M12, Class FA, 0.478% due 10/25/21(a)	882,918
993,929	NR	Series 2014-M8, Class FA, 0.442% due 5/25/18(a)	995,991
1,472,505	NR	Series 2015-M2, Class A3, 3.058% due 12/25/24(a)	1,526,999
100,000	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	98,744
6,617,852	NR	Series 2015-M7, Class X2, 0.530% due 12/25/24(a) (j)	277,586
21,723,000	NR	Series 2015-M8, Class X2, 0.285% due 1/25/25(j)	324,107
		Federal National Mortgage Association (FNMA), Grantor Trust:
123,940	NR	Series 2000-T6, Class A3, 3.930% due 1/25/28(a)	130,118
20,104	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	20,517
		Federal National Mortgage Association (FNMA), Interest Strip:
320,435	NR	Series 409, Class C13, 3.500% due 11/25/41(j)	61,952
640,973	NR	Series 409, Class C18, 4.000% due 4/25/42(j)	132,390
111,238	NR	Series 409, Class C22, 4.500% due 11/25/39(j)	19,857
575,000	Aaa(c)	Federal National Mortgage Association (FNMA), Principal Strip, due 1/15/30(k)	356,674
		Federal National Mortgage Association (FNMA), REMICS:
71,085	NR	Series 2004-38, Class FK, 0.535% due 5/25/34(a)	71,357
2,792	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	2,831
436,740	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	475,267
1,666,084	NR	Series 2006-51, Class SP, 6.465% due 3/25/36(a) (j)	266,877
898,745	NR	Series 2007-68, Class SC, 6.515% due 7/25/37(a) (j)	175,192
1,671,383	NR	Series 2008-18, Class SM, 6.815% due 3/25/38(a) (j)	274,347
231,347	NR	Series 2010-142, Class SM, 6.345% due 12/25/40(a) (j)	37,105
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	893,944
835,663	NR	Series 2011-87, Class SG, 6.365% due 4/25/40(a) (j)	152,560
321,500	NR	Series 2011-90, Class AS, 6.215% due 9/25/41(a) (j)	61,561
556,917	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(j)	63,151
555,870	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(j)	78,435
83,802	NR	Series 2012-128, Class SL, 5.965% due 11/25/42(a) (j)	20,817
168,962	NR	Series 2012-128, Class SQ, 5.965% due 11/25/42(a) (j)	42,178
239,750	NR	Series 2012-133, Class CS, 5.965% due 12/25/42(a) (j)	49,015
83,189	NR	Series 2012-133, Class SA, 5.965% due 12/25/42(a) (j)	21,704
347,966	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	398,052
529,377	NR	Series 2012-51, Class B, 7.000% due 5/25/42	603,515
69,746	NR	Series 2012-70, Class YS, 6.465% due 2/25/41(a) (j)	14,121
350,774	NR	Series 2012-74, Class SA, 6.465% due 3/25/42(a) (j)	64,658
58,462	NR	Series 2012-75, Class AO, 0.00% due 3/25/42(k)	56,724
231,799	NR	Series 2012-93, Class SG, 5.915% due 9/25/42(a) (j)	47,386
701,525	NR	Series 2012-M12, Class 1A, 2.840% due 8/25/22(a)	728,962
490,704	NR	Series 2013-10, Class JS, 5.965% due 2/25/43(a) (j)	116,136
498,022	NR	Series 2013-10, Class SJ, 5.965% due 2/25/43(a) (j)	120,726
86,258	NR	Series 2013-67, Class KS, 5.915% due 7/25/43(a) (j)	21,467

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$ 1,163,678	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	$1,336,305
888,930	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,005,149
		FHLMC Multifamily Structured Pass Through Certificates:
1,587,866	NR	Series K007, Class X1, 1.174% due 4/25/20(a) (j)	67,955
266,332	AAA(i)	Series K016, Class X1, 1.560% due 10/25/21(a) (j)	21,715
295,000	AAA(i)	Series K044, Class A2, 2.811% due 1/25/25	300,719
900,000	Aaae(c)	Series K045, Class A2, 3.023% due 1/25/25	930,288
500,000	NR	Series K718, Class A2, 2.791% due 1/25/22	518,432
2,158,890	Aa2(c)	Series KF02, Class A2, 0.731% due 7/25/20(a)	2,174,327
1,421,519	NR	Series KF05, Class A, 0.526% due 9/25/21(a)	1,424,620
315,000	NR	Series KSCT, Class A2, 4.285% due 1/25/20	349,244
620,000	Aaa(c)	Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.670% due 1/17/26(a) (b)	619,782
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	808,721
505,000	BBB-	GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382% due 12/15/19(a) (b)	501,448
344,969	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 0.606% due 5/15/34(a) (b)	311,818
1,396,380	AAA	GMAC Commercial Mortgage Securities Inc. Trust, Series 2006-C1, Class A1A, 5.233% due 11/10/45(a)	1,414,380
276,472	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 0.931% due 2/25/31(a) (b)	272,338
		Government National Mortgage Association (GNMA):
2,992,530	NR	Series 2008-51, Class GS, 6.047% due 6/16/38(a) (j)	651,723
69,497	NR	Series 2010-107, Class SG, 5.966% due 2/20/38(a) (j)	6,909
82,448	NR	Series 2010-31, Class GS, 6.316% due 3/20/39(a) (j)	10,855
223,244	NR	Series 2010-85, Class HS, 6.466% due 1/20/40(a) (j)	39,213
3,873,728	NR	Series 2013-85, Class IA, 0.833% due 3/16/47(a) (j)	227,229
2,607,681	NR	Series 2014-105, Class IO, 1.100% due 6/16/54(a) (j)	205,841
350,000	Aa2(c)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50	361,524
		GS Mortgage Securities Trust:
636,794	BBB-	Series 2007-GG10, Class A1A, 5.795% due 8/10/45(a)	686,822
705,000	Aaa(c)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	757,905
139,852	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.535% due 9/25/35(a) (b)	119,788
155,202	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.682% due 9/25/35(a)	155,958
		Harborview Mortgage Loan Trust:
510,317	BBB+	Series 2004-5, Class 2A6, 2.241% due 6/19/34(a)	510,930
165,145	WD(i)	Series 2006-2, Class 1A, 2.690% due 2/25/36(a)	138,805
651,676	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.384% due 11/20/36(a)	650,106
654,623	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.375% due 12/25/35(a)	644,277
3,268	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.985% due 3/25/33(a)	3,203
		Indymac Index Mortgage Loan Trust:
91,503	CCC	Series 2004-AR15, Class 1A1, 2.807% due 2/25/35(a)	79,642
99,775	CCC	Series 2005-AR15, Class A2, 4.511% due 9/25/35(a)	85,781
650,000	AAA	ING Investment Management CLO Ltd., Series 2012-4A, Class A1, 1.665% due 10/15/23(a) (b)	649,418
1,262,040	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.345% due 8/25/36(a)	589,918
		JPMBB Commercial Mortgage Securities Trust:
80,000	A3(c)	Series 2013-C15, Class C, 5.081% due 11/15/45(a)	88,300
40,000	Aa3(c)	Series 2013-C17, Class B, 4.887% due 1/15/47(a)	44,829
350,000	BB(i)	Series 2014-C23, Class E, 3.364% due 9/15/47(a) (b)	260,288
210,000	A3(c)	Series 2014-C24, Class C, 4.427% due 11/15/47(a)	220,911
		JPMorgan Chase Commercial Mortgage Securities Trust:
3,006,857	AAA	Series 2006-CB16, Class A4, 5.552% due 5/12/45	3,096,279
34,248	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	35,684
587,454	AAA	Series 2007-C1, Class ASB, 5.857% due 2/15/51	612,346
731,440	AA	Series 2007-CB18, Class A1A, 5.431% due 6/12/47(a)	772,135
1,050,000	B-	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(a)	1,046,570
390,000	BBB-	Series 2007-CB20, Class AM, 5.877% due 2/12/51(a)	425,472
223,773	AAA	Series 2011-C3, Class A2, 3.673% due 2/15/46(b)	228,653
1,090,000	AAA	Series 2011-C3, Class A3, 4.388% due 2/15/46(b)	1,168,117
825,000	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(b)	881,917
140,000	Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	154,276

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$175,000	Aaa(c)	Series 2011-C5, Class AS, 5.323% due 8/15/46(a) (b)	$204,186
370,000	Aa2(c)	Series 2011-C5, Class B, 5.323% due 8/15/46(a) (b)	422,744
1,383,978	Aaa(c)	Series 2012-CBX, Class A3, 3.139% due 6/15/45	1,430,041
2,596,411	Aaa(c)	Series 2012-CBX, Class XA, 1.752% due 6/15/45(a) (j)	190,110
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	488,894
650,000	AA-	Series 2014-FL6, Class B, 2.466% due 11/15/31(a) (b)	653,282
150,000	A-	Series 2014-PHH, Class C, 2.286% due 8/15/27(a) (b)	151,509
		LB-UBS Commercial Mortgage Trust:
190,000	AA-	Series 2006-C1, Class AM, 5.217% due 2/15/31(a)	193,946
710,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	744,799
500,000	BB	Series 2007-C6, Class AM, 6.114% due 7/15/40(a)	537,554
160,000	A-	Series 2007-C7, Class AM, 6.162% due 9/15/45(a)	177,279
		Lehman XS Trust:
187,903	CCC	Series 2005-5N, Class 1A1, 0.485% due 11/25/35(a)	169,476
123,542	D	Series 2005-7N, Class 1A1B, 0.485% due 12/25/35(a)	73,949
630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 1.775% due 4/18/26(a) (b)	630,267
1,086,766	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 2.665% due 11/21/34(a)	1,116,014
668,211	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.435% due 10/25/32(a)	672,933
419,027	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.435% due 7/25/37(a)	275,180
		Merrill Lynch Mortgage Investors Trust:
78,529	A+	Series 2004-A3, Class 4A3, 2.706% due 5/25/34(a)	78,423
42,830	B1(c)	Series 2005-1, Class 2A1, 2.130% due 4/25/35(a)	40,871
1,018,028	BBB	Series 2005-2, Class 2A, 2.350% due 10/25/35(a)	1,027,634
514,132	AAA	Series 2006-FF1, Class A2C, 0.385% due 8/25/36(a)	511,471
936,113	AAA	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	985,523
		ML-CFC Commercial Mortgage Trust:
211,330	AAA	Series 2006-4, Class A1A, 5.166% due 12/12/49	221,780
291,000	Caa1(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(a)	284,883
260,000	B-	Series 2007-9, Class AJ, 6.193% due 9/12/49(a)	258,834
104,903	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.645% due 6/25/34(a) (b)	105,199
		Morgan Stanley Bank of America Merrill Lynch Trust:
1,385,000	Aaa(c)	Series 2012-C6, Class A2, 1.868% due 11/15/45	1,402,403
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.082% due 7/15/46(a)	33,130
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46	547,970
		Morgan Stanley Capital I Trust:
880,000	AAA	Series 2007-HQ11, Class A4FL, 0.321% due 2/12/44(a)	872,264
480,000	BBB	Series 2007-HQ12, Class A5, 5.678% due 4/12/49(a)	481,400
650,000	BBB-	Series 2007-HQ13, Class A3, 5.569% due 12/15/44	693,172
384,957	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	406,092
305,422	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(a)	326,608
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	212,841
519,838	Aaa(c)	Series 2007-T25, Class A3, 5.514% due 11/12/49(a)	549,212
1,201,921	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.665% due 7/25/35(a)	1,199,218
		Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
1,205,000	BBB	Series 2005-WCW2, Class M1, 0.685% due 7/25/35(a)	1,194,170
1,940,000	CCC	Series 2005-WHQ4, Class M2, 0.675% due 9/25/35(a)	1,586,548
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 0.786% due 10/15/19(a) (b)	540,779
635,000	AAA	Series 2015-AA, Class A, 0.806% due 4/15/20(a) (b)	635,205
1,787,000	BBB+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.435% due 7/25/36(a)	1,697,555
		Prime Mortgage Trust:
225,056	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	227,690
87,256	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(b)	89,003
1,344,252	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	1,317,258
		RAMP Trust:
4,685	CCC	Series 2003-RS4, Class AIIB, 0.845% due 5/25/33(a)	4,186
893,442	AA	Series 2003-RS9, Class AI6A, 5.963% due 10/25/33	947,222

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
$828,580		B+	Series 2006-NC1, Class A2, 0.375% due 1/25/36(a)	$825,977
640,000		AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a) (b)	688,446
32,677		CCC	Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.605% due 11/25/34(a) (b)	29,421
459,377		Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	437,016
640,000		AAA	SCG Trust, Series 2013-SRP1, Class A, 1.586% due 11/15/26(a) (b)	640,817
201,568		NR	Small Business Administration Participation Certificates, Series 2013-20J, Class 1, 3.370% due 10/1/33	212,444
434,750		BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.430% due 11/25/34(a)	437,534
252,398		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.436% due 7/19/35(a)	242,240
			Structured Asset Securities Corp.:
196,302		CC	Series 2005-RF3, Class 1A, 0.535% due 6/25/35(a) (b)	160,098
342,557		BB	Series 2007-BC4, Class A3, 0.431% due 11/25/37(a)	340,947
100,000		AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	101,846
			Wachovia Bank Commercial Mortgage Trust:
1,229,989		AAA	Series 2006-C23, Class A4, 5.418% due 1/15/45(a)	1,244,452
1,551,262		AAA	Series 2006-C27, Class A3, 5.765% due 7/15/45(a)	1,603,252
50,000		BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	52,900
485,000		B	Series 2007-C32, Class AMFX, 5.703% due 6/15/49(b)	518,810
			WaMu Mortgage Pass Through Certificates Trust:
27,128		BBB+	Series 2004-AR11, Class A, 2.431% due 10/25/34(a)	27,466
104,467		BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44(a)	101,406
318,375		AA+	Series 2005-AR11, Class A1A, 0.505% due 8/25/45(a)	300,839
554,520		AA+	Series 2005-AR13, Class A1A1, 0.475% due 10/25/45(a)	519,804
308,526		BBB-	Series 2005-AR19, Class A1A2, 0.475% due 12/25/45(a)	283,832
938,973		B-	Series 2005-AR4, Class A5, 2.467% due 4/25/35(a)	925,195
2,123,785		BBB	Series 2006-AR1, Class 2A1A, 1.217% due 1/25/46(a)	2,059,590
1,698,472		CCC	Series 2006-AR11, Class 1A, 1.107% due 9/25/46(a)	1,443,856
774,516		CCC	Series 2006-AR13, Class 2A, 2.200% due 10/25/46(a)	707,844
1,534,848		B-	Series 2006-AR3, Class A1A, 1.147% due 2/25/46(a)	1,425,711
417,760		CCC	Series 2007-HY4, Class 4A1, 2.075% due 9/25/36(a)	373,557
869,635		Ca(c)	Series 2007-OA2, Class 2A, 0.847% due 1/25/47(a)	628,963
			Wells Fargo Commercial Mortgage Trust:
120,000		Aa3(c)	Series 2013-LC12, Class B, 4.301% due 7/15/46(a)	129,015
1,000,000		Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48	1,047,120
150,000		Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	152,742
1,370,000		Aaa(c)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	1,396,872
310,000		A-(i)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(a)	307,015
330,000		BBB-(i)	Series 2015-NXS1, Class D, 4.106% due 5/15/48(a)	304,388
			Wells Fargo Mortgage Backed Securities Trust:
767,255		Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	749,951
336,767		CCC	Series 2006-AR2, Class 2A1, 2.617% due 3/25/36(a)	336,007
90,407		Caa2(c)	Series 2006-AR7, Class 2A4, 2.732% due 5/25/36(a)	86,485
			WF-RBS Commercial Mortgage Trust:
795,000		Aaa(c)	Series 2011-C2, Class A2, 3.791% due 2/15/44(b)	801,349
750,000		Aaa(c)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a) (b)	849,254
850,442		Aaa(c)	Series 2011-C4, Class A2, 3.454% due 6/15/44(b)	866,365
1,050,000		Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(b)	1,134,636
1,035,000		Aaa(c)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,110,164
1,965,159		Aaa(c)	Series 2012-C7, Class XA, 1.564% due 6/15/45(a) (b) (j)	161,635
145,000		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	149,100
2,616,212		Aaa(c)	Series 2014-C20, Class XA, 1.228% due 5/15/47(a) (j)	189,838
240,000		BBB-(i)	Series 2014-C22, Class D, 3.908% due 9/15/57(a) (b)	215,352

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $145,689,195)	146,023,637

SOVEREIGN BONDS - 2.4%
Brazil - 0.3%
656,000	BRL	BBB+	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	566,166
4,061,000	BRL	BBB+	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/17	1,272,917

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
$452,000		BBB-	Federative Republic of Brazil, 4.875% due 1/22/21	$481,380

			Total Brazil	2,320,463

Canada - 0.0%
152,000		AA	Province of Manitoba Canada, 3.050% due 5/14/24	159,565

Colombia - 0.1%
			Colombia Government International Bond:
415,000		BBB	4.000% due 2/26/24	423,300
370,000		BBB	5.625% due 2/26/44	400,525

			Total Colombia	823,825

Indonesia - 0.1%
500,000		BB+	Indonesia Government International Bond, 3.750% due 4/25/22	501,875

Italy - 0.5%
3,860,000	EUR	Baa2(c)	Italy Buoni Poliennali Del Tesoro, 3.750% due 9/1/24	4,926,181

Mexico - 0.9%
			Mexican Bonos:
2,118,000	MXN	A	8.000% due 6/11/20	154,067
30,492,700	MXN	A	6.500% due 6/9/22	2,067,026
15,120,000	MXN	A	10.000% due 12/5/24	1,266,869
46,325,700	MXN	A	7.750% due 11/13/42	3,407,576
			Mexico Government International Bond:
61,000		BBB+	3.500% due 1/21/21	63,044
174,000		BBB+	3.625% due 3/15/22	178,437
78,000		BBB+	6.050% due 1/11/40	93,210
828,000		BBB+	4.750% due 3/8/44	838,557
300,000		BBB+	5.550% due 1/21/45	338,250

			Total Mexico	8,407,036

Panama - 0.0%
200,000		BBB	Panama Government International Bond, 4.000% due 9/22/24	206,000

Poland - 0.2%
5,860,000	PLN	A	Poland Government Bond, 3.250% due 7/25/25	1,612,028
610,000		A-	Poland Government International Bond, 4.000% due 1/22/24	655,048

			Total Poland	2,267,076

Russia - 0.1%
			Russian Foreign Bond - Eurobond:
375,625		BB+	step bond to yield, 7.500% due 3/31/30	440,796
43,750		BB+	step bond to yield, 7.500% due 3/31/30	51,340

			Total Russia	492,136

South Africa - 0.1%
520,000		BBB-	South Africa Government International Bond, 5.875% due 9/16/25	591,646

Turkey - 0.1%
600,000		Baa3(c)	Turkey Government International Bond, 5.750% due 3/22/24	664,325

Uruguay - 0.0%
150,000		BBB-	Uruguay Government International Bond, 4.500% due 8/14/24	160,875

			TOTAL SOVEREIGN BONDS (Cost - $22,713,219)	21,521,003

ASSET-BACKED SECURITIES - 1.5%
Automobiles- 0.2%
783,969		AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(b)	785,102
880,000		AAA	Drive Auto Receivables Trust, Series 2015-BA, Class A3, 1.300% due 6/15/18(b)	881,798

			Total Automobiles	1,666,900

Credit Cards- 0.1%
600,000		AAA	Chase Issuance Trust, Series 2015-A2, Class A, 1.590% due 2/18/20	604,942

			Total Credit Cards	604,942

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
Student Loans - 1.2%
$614,576	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.357% due 3/25/42(a) (b)	$586,392
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.127% due 10/25/35(a) (b)	861,324
		Navient Private Education Loan Trust:
630,000	AAA	Series 2014-AA, Class A2B, 1.436% due 2/15/29(a) (b)	639,306
438,851	AAA	Series 2014-CTA, Class A, 0.886% due 9/16/24(a) (b)	438,272
		SLM Private Education Loan Trust:
355,083	AAA	Series 2012-A, Class A1, 1.586% due 8/15/25(a) (b)	358,270
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(b)	732,505
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(b)	699,779
323,182	AAA	Series 2012-E, Class A1, 0.936% due 10/16/23(a) (b)	323,999
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 1.021% due 12/15/25(a) (b)	1,219,663
1,400,000	AAA	Series 2004-1, Class A4, 0.537% due 10/27/25(a)	1,383,740
597,929	AAA	Series 2004-8A, Class A5, 0.777% due 4/25/24(a) (b)	598,753
880,000	AA+	Series 2005-5, Class A5, 1.027% due 10/25/40(a)	859,685
1,494,300	AAA	Series 2005-6, Class A5B, 1.477% due 7/27/26(a)	1,512,659
1,070,000	AAA	Series 2005-6, Class A6, 0.417% due 10/27/31(a)	1,043,969

		Total Student Loans	11,258,316

		TOTAL ASSET-BACKED SECURITIES (Cost - $13,341,281)	13,530,158

MUNICIPAL BONDS - 0.5%
California - 0.1%
80,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Project, Series A, 5.000% due 8/15/52	88,606
		State of California, GO:
100,000	A+	5.000% due 12/1/37	108,307
150,000	A+	5.000% due 9/1/42	168,048
		University of California, Revenue Bonds:
400,000	AA	Series AJ, 4.601% due 5/15/31	433,692
250,000	AA	Series AQ, 4.767% due 5/15/2115	236,733
90,000	AA-	Series G, 5.000% due 5/15/37	100,557

		Total California	1,135,943

Delaware - 0.0%
300,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 0.847% due 1/29/46(a)	279,017

Illinois - 0.0%
280,000	A-	State of Illinois, GO, 5.500% due 7/1/24	312,833

Massachusetts - 0.0%
185,000	AA	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	201,791
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	111,142

		Total Massachusetts	312,933

Minnesota - 0.0%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.528% due 1/29/46(a)	302,278

Missouri - 0.0%
100,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	111,670

Nevada - 0.1%
435,000	AA+	Las Vegas Valley Water District, GO, Series B, 5.000% due 6/1/37	481,423

New Jersey - 0.0%
165,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	167,726

New York - 0.1%
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.000% due 11/1/42	89,107
		New York City Water & Sewer System, Revenue Bonds:
300,000	AA+	Series CC, 5.882% due 6/15/44	397,125
120,000	AA+	Series BB, 5.000% due 6/15/47	131,744

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	$324,014

		Total New York	941,990

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(l)	246,790

Virginia - 0.1%
385,191	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	412,397

		TOTAL MUNICIPAL BONDS (Cost - $4,603,530)	4,705,000

SENIOR LOANS - 0.1%
49,873	NR	FMG Resources August 2006 Pty Ltd. (Restricted), due 6/30/19(m)	45,286
206,850	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	202,571
80,395	NR	Hilton Worldwide Finance LLC (Restricted), 3.500% due 10/26/20	80,631
205,800	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	206,405
113,604	NR	Sungard Data Systems Inc. (Restricted), 4.000% due 3/8/20	113,959

		TOTAL SENIOR LOANS (Cost - $655,188)	648,852

Shares/Units
PREFERRED STOCK - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
30,275		GMAC Capital Trust I, 8.125%(a) (Cost - $751,009)	788,966

Notional Amount/ Number of Contracts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
52		Option on 3-Month Eurodollar December Futures, Call @ 99.63, Call @ $99.63, expires 12/14/2015, BOA	2,600
1,450,000		Swaption, 3-Month USD-LIBOR, Put @ 5.00, expires 01/14/2019, BCLY	19,817
15		U.S. Treasury 10-Year Note September Futures, Put @ $123.50, expires 08/21/2015, BOA	3,750

		TOTAL PURCHASED OPTIONS (Cost - $110,268)	26,167

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $815,032,919)	824,460,965

Face Amount †
SHORT-TERM INVESTMENTS(n) - 19.9%
MONEY MARKET FUND - 0.2%
$1,758,343		Invesco STIT - Government & Agency Portfolio(o) (Cost - $1,758,343)	1,758,343

REPURCHASE AGREEMENT - 2.7%
23,800,000		Merrill Lynch repurchase agreement dated 05/29/15, 0.060% due 6/1/15, Proceeds at maturity - $23,800,139; (Fully collateralized by U.S. Treasury Bond, 4.500% due 5/15/38; Market Valued - $24,219,890)	23,800,000

		TOTAL REPURCHASE AGREEMENT (Cost - $23,800,000)	23,800,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Security	Value
TIME DEPOSITS - 8.5%
$15,627,453		ANZ National Bank - London, 0.030% due 6/1/15	$15,627,453
1,532,710		BBH - Grand Cayman, 0.030% due 6/1/15	1,532,710
11,610,196		DNB - Oslo, 0.030% due 6/1/15	11,610,196
282,195	EUR	Nordea Bank AB - Oslo, (0.211)% due 6/1/15	309,906
46,661,297		Wells Fargo - Grand Cayman, 0.030% due 6/1/15	46,661,297

		TOTAL TIME DEPOSITS (Cost - $75,741,562)	75,741,562

U.S. GOVERNMENT AGENCIES - 8.4%
		Federal Home Loan Bank (FHLB), Discount Notes:
8,470,000		0.060% due 6/10/15(p)	8,469,873
2,300,000		0.060% due 6/17/15(p)	2,299,939
14,400,000		0.073% due 6/24/15(p)	14,399,328
3,840,000		0.070% due 6/26/15(p)	3,839,813
7,615,000		0.070% due 7/6/15(p)	7,614,479
6,080,000		0.070% due 8/7/15(p)	6,079,208
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
15,000,000		0.058% due 8/3/15(p)	14,998,477
16,800,000		0.080% due 8/6/15(p)	16,797,536

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $74,498,653)	74,498,653

U.S. GOVERNMENT OBLIGATIONS - 0.1%
		U.S. Treasury Bills:
49,000		0.009% due 6/4/15(p)	49,000
100,000		0.021% due 6/11/15(p)	100,000
616,000		0.024% due 6/25/15(p)	615,990

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $764,990)	764,990

		TOTAL SHORT-TERM INVESTMENTS (Cost - $176,563,548)	176,563,548

		TOTAL INVESTMENTS - 112.6% (Cost - $991,596,467#)	1,001,024,513

		Liabilities in Excess of Other Assets - (12.6)%	(111,718,286)

		TOTAL NET ASSETS - 100.0%	$889,306,227

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2015.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	Interest only security.
(k)	Principal only security.
(l)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 19.7%.
(o)	Represents investment of collateral received from securities lending transactions.
(p)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principals

See pages 121 and 122 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type^
U.S. Government & Agency Obligations	22.2%
Corporate Bonds & Notes	22.0
Mortgage-Backed Securities	19.4
Collateralized Mortgage Obligations	14.6
Sovereign Bonds	2.1
Asset-Backed Securities	1.4
Municipal Bonds	0.5
Preferred Stocks	0.1
Senior Loans	0.1
Purchased Options	0.0 **
Short-Term Investments	17.6

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

At May 31, 2015, Core Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro-BTP Italian Government June Futures	1	6/15	$148,191	$(296)
U.S. Treasury 2-Year Note September Futures	135	9/15	29,546,016	25,766
U.S. Treasury 5-Year Note September Futures	21	9/15	2,514,258	11,977
U.S. Treasury 10-Year Note September Futures	107	9/15	13,662,562	96,609
U.S. Treasury Ultra Long Bond September Futures	30	9/15	4,808,438	104,187

				238,243

Contracts to Sell:
90-Day Eurodollar December Futures	80	12/15	19,887,000	3,538
90-Day Eurodollar December Futures	101	12/16	24,906,600	(19,725)
90-Day Eurodollar September Futures	107	9/15	26,643,000	1,413
Euro FX Currency June Futures	6	6/15	823,725	(8,287)
Euro-Bund June Futures	59	6/15	10,070,900	207,966
Euro-Bund September Futures	7	9/15	1,192,239	(11,839)
U.S. Treasury 10-Year Note September Futures	59	9/15	7,533,563	(34,516)
U.S. Treasury Long Bond September Futures	8	9/15	1,245,000	(7,438)

				131,112

Net Unrealized Gain on Open Futures Contracts				$369,355

At May 31, 2015, Core Fixed Income Investments had deposited $363,111 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2015, Core Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	2,400,000	BCLY	$741,446	7/16/15	$(16,404)
Brazilian Real	2,551,100	CITI	788,126	7/16/15	(18,929)
British Pound	2,070,000	CITI	3,163,184	7/16/15	(48,359)
Euro	1,300,000	BCLY	1,428,521	7/16/15	39,315
Indian Rupee	14,100,000	BCLY	219,216	7/16/15	(3,515)
Indian Rupee	91,000,000	CITI	1,414,798	7/16/15	(22,971)
Indian Rupee	25,000,000	CITI	388,681	7/16/15	(6,973)
Japanese Yen	224,631,440	CITI	1,811,012	7/16/15	(59,607)

					(137,443)

Contracts to Sell:
Brazilian Real	2,400,000	BCLY	741,446	7/16/15	5,985
Brazilian Real	2,551,100	CITI	788,126	7/16/15	3,453
British Pound	2,070,000	CITI	3,163,184	7/16/15	61,338
Euro	780,000	BCLY	857,113	7/16/15	(649)
Euro	780,000	BCLY	857,112	7/16/15	(295)
Euro	95,683	BOA	105,142	7/16/15	(2,827)
Euro	2,820,000	CITI	3,098,792	7/16/15	128,100
Euro	4,800,000	CITI	5,274,540	7/16/15	114,804
Euro	2,649,729	CSFB	2,911,688	7/16/15	(75,418)
Euro	2,050,000	JPM	2,252,668	7/16/15	(57,446)
Japanese Yen	132,400,000	BCLY	1,067,429	7/16/15	43,953
Japanese Yen	260,360,000	JPM	2,099,060	7/16/15	89,179

					$310,177

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$172,734

At May 31, 2015, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD	1,545,000	$(48,329)	$—	$(48,329)
Receive	3-Month USD-LIBOR	0.000%	11/15/2027	BCLY	USD	595,000	(35,696)	—	(35,696)

							(84,025)	$—	$(84,025)

At May 31, 2015, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD	910,000	$(193,361)

At May 31, 2015, Core Fixed Income Investments deposited cash collateral with brokers in the amount of $88,272 for open centrally cleared interest rate swap contracts.

At May 31, 2015, Core Fixed Income Investments held the following written option contracts:

Schedule of Options Contracts Written

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
8	EUR	Euro-Bund July Futures, Put	BOA	6/26/15	$148.00	$176

		Total Germany				176

United States
20		1-Year Eurodollars Mid Curve Options June, Put	JHYT	6/12/15	98.75	125
52		Option on 3-Month Eurodollar December Futures, Call	BOA	12/14/15	99.25	17,875
48		Option on 3-Month Eurodollar September Futures, Put	WESN	9/14/15	99.50	9,300
5,470,000		Swaption, 6-Month USD-LIBOR, USD, Put	BCLY	1/14/19	5.00	27,768
23		U.S. Treasury 10-Year Note July Futures, Put	BOA	6/26/15	126.50	8,266
24		U.S. Treasury 10-Year Note July Futures, Call	BOA	6/26/15	130.00	3,375
23		U.S. Treasury 10-Year Note July Futures, Call	BOA	6/26/15	131.50	1,078
28		U.S. Treasury 10-Year Note July Futures, Call	BOA	6/26/15	132.00	875
27		U.S. Treasury 10-Year Note July Futures, Call	BOA	6/26/15	133.00	422
24		U.S. Treasury 10-Year Note September Futures, Call	BOA	8/21/15	129.00	19,876
12		U.S. Treasury 10-Year Note September Futures, Call	WFA	8/21/15	129.50	8,062
15		U.S. Treasury 10-Year Note September Futures, Call	BOA	8/21/15	130.00	8,203
18		U.S. Treasury Long Bond July Futures, Put	BOA	6/26/15	153.00	20,250
18		U.S. Treasury Long Bond July Futures, Call	BOA	6/26/15	173.00	281

		Total United States				125,756

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $254,200)				$125,932

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2014	44,570,078	$500,810
Options written	65,900,262	1,258,946
Options closed	(76,600,000)	(663,316)
Options expired	(26,000,000)	(694,768)
Options exercised	(2,400,000)	(147,472)

Options contracts written, outstanding at May 31, 2015	5,470,340	$254,200

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

BRL	—	Brazilian Real	BCLY	—	Barclays Bank PLC
EUR	—	Euro	BOA	—	Bank of America
MXN	—	Mexican Peso	CITI	—	Citigroup Global Markets Inc.
PLN	—	Polish Zloty	CSFB	—	Credit Suisse Securities (USA) LLC
			JHYT	—	Jefferies High Yield Trading LLC
			JPM	—	JPMorgan Chase & Co.
			WESN	—	Western National Bank
			WFA	—	Wells Fargo Advisors

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.6%
Aerospace & Defense - 1.0%
$ 610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$571,875
460,000	B+	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	487,025
341,000	B+	Erickson Inc., Secured Notes, 8.250% due 5/1/20(b)	260,012
200,000	B	GenCorp Inc., Secured Notes, 7.125% due 3/15/21	215,000
180,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19(a)	180,000
130,000	BB-	Orbital ATK Inc., Company Guaranteed Notes, 5.250% due 10/1/21(a)	135,525
710,000	CCC+	TransDigm Inc., Company Guaranteed Notes, 7.500% due 7/15/21	772,125
130,000	BB-	Triumph Group Inc., Company Guaranteed Notes, 5.250% due 6/1/22	129,350

		Total Aerospace & Defense	2,750,912

Airlines - 1.6%
600,000	B	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	645,000
292,367	BB+	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	304,062
40,000	BB-	American Airlines Class C Pass Through Trust, Series 2013-1, Pass Thru Certificates, 6.125% due 7/15/18(a)	41,700
450,202	BB+	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	469,336
430,000	B	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	435,375
124,770	BB	Continental Airlines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 6.903% due 4/19/22	133,192
25,826	BBB	Continental Airlines 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 5.500% due 10/29/20	27,440
53,007	BBB-	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	61,488
43,811	A-	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	48,630
30,000	BBB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	30,819
181,588	BBB-	United Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 8/15/21	190,213
420,000	BBB-	United Airlines 2014-1 Class B Pass Through Trust, Pass Thru Certificates, 4.750% due 4/11/22	431,550
270,000	BBB-	United Airlines 2014-2 Class B Pass Through Trust, Pass Thru Certificates, 4.625% due 9/3/22	277,763
212,221	BB+	US Airways 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 6.750% due 6/3/21	228,137
183,712	BB+	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	191,061
575,000	(P)B-	VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, Company Guaranteed Notes, 7.750% due 6/1/20(a)	569,250

		Total Airlines	4,085,016

Auto Components - 1.0%
200,000	BB-	FCA US LLC/CG Co.-Issuer Inc., Secured Notes, 8.250% due 6/15/21	221,400
560,000	BBB-	General Motors Co., Senior Unsecured Notes, 5.200% due 4/1/45	573,585
340,000	CCC+	Jaguar Holding Co. I, Senior Unsecured Notes, 9.375% (9.375% cash or 10.125% PIK) due 10/15/17(a) (c)	348,500
1,480,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% (6.875% cash or 7.625% PIK) due 8/15/18(a) (c)	1,542,900

		Total Auto Components	2,686,385

Banks - 2.5%
440,000	BB	Bank of America Corp., Junior Subordinated Notes, 5.200%(d) (e)	421,850
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	232,875
200,000	B	Barclays PLC, Junior Subordinated Notes, 8.250%(d) (e)	214,214
		CIT Group Inc., Senior Unsecured Notes:
230,000	BB-	5.375% due 5/15/20	244,662

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 30,000	BB-	5.000% due 8/15/22	$30,900
1,250,000	BB-	5.000% due 8/1/23	1,282,750
810,000	BB	Citigroup Inc., Junior Subordinated Notes, 5.950%(d) (e)	799,875
210,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.375%(a) (d) (e)	248,850
310,000	Baa3(f)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(d) (e)	318,913
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(e)	174,038
625,000	B+	Popular Inc., Senior Unsecured Notes, 7.000% due 7/1/19	642,969
785,000	B	Provident Funding Associates LP/PFG Finance Corp., Company Guaranteed Notes, 6.750% due 6/15/21(a)	749,675
620,000	BB	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	675,404
460,000	BB-	Synovus Financial Corp., Senior Unsecured Notes, 7.875% due 2/15/19	521,525

		Total Banks	6,558,500

Beverages - 1.1%
570,000	CCC+	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	572,137
370,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	366,300
		Constellation Brands Inc., Company Guaranteed Notes:
190,000	BB+	6.000% due 5/1/22	214,700
270,000	BB+	4.250% due 5/1/23	273,375
		Cott Beverages Inc., Company Guaranteed Notes:
260,000	B-	6.750% due 1/1/20(a)	274,300
730,000	B-	5.375% due 7/1/22(a)	717,225
370,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	435,675

		Total Beverages	2,853,712

Biotechnology - 0.2%
480,000	CCC+	Concordia Healthcare Corp., Company Guaranteed Notes, 7.000% due 4/15/23(a)	484,200

Building Products - 0.5%
645,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	650,644
240,000	B	Hardwoods Acquisition Inc., Secured Notes, 7.500% due 8/1/21(a)	231,600
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	430,875

		Total Building Products	1,313,119

Capital Markets - 0.3%
810,000	BB-	E*TRADE Financial Corp., Senior Unsecured Notes, 5.375% due 11/15/22	848,475

Chemicals - 1.1%
500,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	494,375
230,000	BB+	Celanese US Holdings LLC, Company Guaranteed Notes, 4.625% due 11/15/22	233,450
170,000	CCC+	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	170,850
90,000	B+	Hercules Inc., Junior Subordinated Notes, 6.500% due 6/30/29	82,519
460,000	CCC	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 8.875% due 2/1/18	424,350
355,000	B-	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	353,225
1,095,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20(a)	1,064,887

		Total Chemicals	2,823,656

Commercial Services & Supplies - 3.7%
500,000	BB-	ADT Corp. (The), Senior Unsecured Notes, 4.875% due 7/15/42	400,000
600,000	B	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	603,000
		Ashtead Capital Inc., Secured Notes:
460,000	BB	6.500% due 7/15/22(a)	496,225
380,000	BB	5.625% due 10/1/24(a)	398,050
		Cenveo Corp.:
1,600,000	CCC	Company Guaranteed Notes, 11.500% due 5/15/17	1,650,000
470,000	B	Senior Secured Notes, 6.000% due 8/1/19(a)	448,850
210,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	206,850
744,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22(b)	788,640
100,000	BB+	JM Huber Corp., Senior Unsecured Notes, 9.875% due 11/1/19(a)	108,269
470,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	403,025
330,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	325,875
110,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	113,025
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	335,475

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21	$116,325
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	BB-	7.375% due 5/15/20	216,500
1,345,000	BB-	7.625% due 4/15/22	1,476,137
820,000	BB-	5.750% due 11/15/24	837,425
850,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	827,688

		Total Commercial Services & Supplies	9,751,359

Communications Equipment - 0.3%
		CommScope Inc.:
		Company Guaranteed Notes:
235,000	B	5.000% due 6/15/21(a)	235,587
235,000	B	5.500% due 6/15/24(a)	235,294
60,000	Ba2(f)	Senior Secured Notes, 4.375% due 6/15/20(a)	60,675
350,000	NR	CommScope Technologies Finance LLC, Senior Secured Notes, 6.000% due 6/15/25(a)	355,250

		Total Communications Equipment	886,806

Construction Materials - 0.6%
700,000	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a) (c)	647,500
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	393,500
430,000	B+	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18	457,950

		Total Construction Materials	1,498,950

Consumer Finance - 1.0%
		Ally Financial Inc., Company Guaranteed Notes:
294,000	BB+	8.000% due 3/15/20	348,390
224,000	BB+	7.500% due 9/15/20	263,200
335,000	BB+	8.000% due 11/1/31	413,306
240,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	251,292
170,000	BB	First Cash Financial Services Inc., Company Guaranteed Notes, 6.750% due 4/1/21	180,625
		Navient Corp., Senior Unsecured Notes:
120,000	BB	8.450% due 6/15/18	134,700
140,000	BB	5.875% due 3/25/21	141,050
860,000	BB	5.875% due 10/25/24	823,450

		Total Consumer Finance	2,556,013

Containers & Packaging - 1.3%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
350,000	B+	Senior Secured Notes, 3.271% due 12/15/19(a) (d)	345,625
215,294	Caa1(f)	Senior Unsecured Notes, 7.000% due 11/15/20(a)	221,753
200,000	B-	Berry Plastics Corp., Secured Notes, 5.125% due 7/15/23	199,500
730,000	CCC+	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Company Guaranteed Notes, 6.000% due 6/15/17(a)	739,125
340,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	354,450
430,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	441,825
110,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.750% due 4/15/21	114,675
		Pactiv LLC, Senior Unsecured Notes:
310,000	CCC+	7.950% due 12/15/25	315,425
560,000	CCC+	8.375% due 4/15/27	574,000
210,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21(a)	217,350

		Total Containers & Packaging	3,523,728

Diversified Consumer Services - 0.1%
130,000	BB	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	152,750

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
Diversified Financial Services - 2.8%
$ 280,000	BB+	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 5/15/21(a)	$291,900
420,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	361,200
575,000	B+	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 5.000% due 9/1/23	591,238
710,000	Caa1(f)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	543,150
610,000	BBB	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.625% due 10/15/20(a)	648,888
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	399,750
500,000	B+	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.090% due 12/21/65(a) (d)	488,750
		International Lease Finance Corp., Senior Unsecured Notes:
520,000	BB+	8.250% due 12/15/20	633,100
755,000	BB+	8.625% due 1/15/22	950,356
660,000	CCC+	Jack Cooper Holdings Corp., Senior Secured Notes, 10.250% due 6/1/20(a)	581,625
740,000	B	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	640,100
740,000	BBB-	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	742,775
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	171,200
260,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	222,300

		Total Diversified Financial Services	7,266,332

Diversified Telecommunication Services - 4.3%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	128,550
230,000	BB	5.800% due 3/15/22	236,612
150,000	BB	6.750% due 12/1/23	160,688
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	34,737
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	534,875
635,000	B	Gates Global LLC/Gates Global Co., Company Guaranteed Notes, 6.000% due 7/15/22(a)	588,963
420,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	416,850
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
190,000	B+	7.250% due 10/15/20	193,325
150,000	B+	7.500% due 4/1/21	152,813
755,000	CCC+	6.625% due 12/15/22	705,925
770,000	B+	5.500% due 8/1/23	710,086
595,000	CCC+	Intelsat Luxembourg SA, Company Guaranteed Notes, 7.750% due 6/1/21	539,219
		Level 3 Financing Inc., Company Guaranteed Notes:
210,000	B	7.000% due 6/1/20	225,487
700,000	B	8.625% due 7/15/20	756,875
130,000	B	6.125% due 1/15/21	138,125
725,000	B	5.375% due 8/15/22	744,031
30,000	B	5.625% due 2/1/23(a)	31,088
770,000	B	5.125% due 5/1/23(a)	772,888
130,000	B	Techniplas LLC, Senior Secured Notes, 10.000% due 5/1/20(a)	132,925
306,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	335,070
430,000	BB	VimpelCom Holdings BV, Company Guaranteed Notes, 5.950% due 2/13/23(a)	398,825
		Virgin Media Finance PLC, Company Guaranteed Notes:
885,000	B	6.375% due 4/15/23(a)	943,631
470,000	B	6.000% due 10/15/24(a)	491,738
260,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 1/15/25(a)	267,150
		Windstream Corp., Company Guaranteed Notes:
210,000	BB-	7.750% due 10/15/20	214,200
920,000	BB-	7.750% due 10/1/21	874,000
650,000	BB-	7.500% due 6/1/22	595,562
50,000	BB-	7.500% due 4/1/23	45,125

		Total Diversified Telecommunication Services	11,369,363

Electric Utilities - 1.4%
20,000	B+	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	20,950
		Calpine Corp.:
380,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	408,500
		Senior Unsecured Notes:
590,000	B	5.375% due 1/15/23	595,900

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 240,000	B	5.750% due 1/15/25	$242,400
3,833	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	3,862
430,000	CCC+	Illinois Power Generating Co., Senior Unsecured Notes, 7.000% due 4/15/18(b)	419,250
34,358	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	34,358
477,404	B	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	523,951
		NRG REMA LLC, Pass Thru Certificates:
70,770	B+	9.237% due 7/2/17	75,547
1,210,000	B+	9.681% due 7/2/26	1,312,850

		Total Electric Utilities	3,637,568

Electronic Equipment, Instruments & Components - 0.7%
95,000	B+	International Wire Group Holdings Inc., Secured Notes, 8.500% due 10/15/17(a)	99,275
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	270,000
245,000	B+	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	260,619
1,050,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,076,250

		Total Electronic Equipment, Instruments & Components	1,706,144

Energy Equipment & Services - 0.9%
		CGG SA, Company Guaranteed Notes:
520,000	B	6.500% due 6/1/21	444,600
200,000	B	6.875% due 1/15/22	172,000
500,000	B+	Foresight Energy LLC/Foresight Energy Finance Corp., Company Guaranteed Notes, 7.875% due 8/15/21(a)	483,750
410,000	B	GenOn Energy Inc., Senior Unsecured Notes, 9.500% due 10/15/18	425,375
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
130,000	BB+	6.625% due 10/1/20	138,125
326,000	BB+	6.375% due 8/1/22	346,375
140,000	BB+	5.250% due 5/1/23	141,750
260,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.875% due 2/1/23(a)	269,100

		Total Energy Equipment & Services	2,421,075

Food Products - 1.3%
585,000	CCC+	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	606,937
350,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	362,250
280,000	BB+	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23(a)	285,600
80,000	CCC+	Hearthside Group Holdings LLC/Hearthside Finance Co., Company Guaranteed Notes, 6.500% due 5/1/22(a)	79,600
		HJ Heinz Co., Secured Notes:
140,000	BB	4.250% due 10/15/20	143,413
220,000	BB	4.875% due 2/15/25(a)	237,600
170,000	BB-	HJ Heinz Finance Co., Company Guaranteed Notes, 7.125% due 8/1/39(a)	221,425
400,000	BB+	JBS USA LLC/JBS USA Finance Inc., Senior Unsecured Notes, 5.875% due 7/15/24(a)	413,000
430,000	BB+	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	437,525
720,000	CCC+	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	676,800

		Total Food Products	3,464,150

Gas Utilities - 0.1%
310,000	NR	New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes, 11.750% due 5/15/19	209,250

Health Care Equipment & Supplies - 1.2%
430,000	CCC+	Alere Inc., Company Guaranteed Notes, 6.500% due 6/15/20	454,725
200,000	B-	ConvaTec Finance International SA, Senior Unsecured Notes, 8.250% (8.250% cash or 9.000% PIK) due 1/15/19(a) (c)	198,250
		DJO Finance LLC/DJO Finance Corp., Secured Notes:
80,000	CCC	10.750% due 4/15/20(a)	83,600
1,190,000	CCC+	8.125% due 6/15/21(a)	1,228,675
620,000	CCC+	Kinetic Concepts Inc./KCI USA Inc., Company Guaranteed Notes, 12.500% due 11/1/19	678,900
540,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	506,250

		Total Health Care Equipment & Supplies	3,150,400

Health Care Providers & Services - 4.3%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
97,000	B-	12.875% due 11/1/18	107,670
390,000	B-	6.125% due 3/15/21	405,600
695,000	B-	5.125% due 7/1/22	696,738

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 610,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22	$626,775
1,315,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 6.875% due 2/1/22	1,407,063
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
480,000	BB+	5.875% due 1/31/22(a)	523,200
300,000	BB+	4.750% due 10/15/24(a)	306,000
		HCA Inc.:
		Company Guaranteed Notes:
1,235,000	B+	7.500% due 2/15/22	1,448,037
60,000	B+	7.690% due 6/15/25	68,700
		Senior Secured Notes:
580,000	BBB-	4.750% due 5/1/23	601,750
450,000	BBB-	5.000% due 3/15/24	470,250
290,000	BB-	HealthSouth Corp., Company Guaranteed Notes, 5.125% due 3/15/23	298,338
620,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	649,837
200,000	B-	Kindred Healthcare Inc., Company Guaranteed Notes, 8.750% due 1/15/23(a)	222,750
690,000	B	MedImpact Holdings Inc., Senior Secured Notes, 10.500% due 2/1/18(a)	730,538
870,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	878,700
		Tenet Healthcare Corp., Senior Unsecured Notes:
460,000	CCC+	8.000% due 8/1/20	481,850
1,040,000	CCC+	8.125% due 4/1/22	1,136,200
295,000	CCC+	6.875% due 11/15/31	274,350

		Total Health Care Providers & Services	11,334,346

Hotels, Restaurants & Leisure - 6.6%
		New Red Finance Inc.
410,000	B-	Secured Notes, 6.000% due 4/1/22(a)	426,195
446,000	B+	Senior Secured Notes, 4.625% due 1/15/22(a)	447,673
670,000	B	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	733,281
195,067	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a) (c) (g) (h)	191,283
		Boyd Gaming Corp., Company Guaranteed Notes:
620,000	CCC+	9.000% due 7/1/20	678,900
570,000	CCC+	6.875% due 5/15/23	582,825
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21	103,048
1,540,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	1,566,950
700,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22(a)	736,750
150,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	153,000
545,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)	574,975
260,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	276,250
1,310,000	B+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	1,386,963
250,000	B-	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20	273,125
160,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	167,000
565,000	B-	Landry’s Inc., Company Guaranteed Notes, 9.375% due 5/1/20(a)	610,906
400,000	BB-	Marina District Finance Co., Inc., Senior Secured Notes, 9.875% due 8/15/18	416,500
830,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	804,063
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,215,000
700,000	B+	7.750% due 3/15/22	796,250
425,000	B	MTR Gaming Group Inc., Secured Notes, 11.500% due 8/1/19	455,812
		NCL Corp., Ltd.:
50,000	BB-	Company Guaranteed Notes, 5.000% due 2/15/18	51,375
750,000	BB-	Senior Unsecured Notes, 5.250% due 11/15/19(a)	779,025
737,187	NR	New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes, 10.625% (0.000% cash or 10.625% PIK) due 5/1/19(a) (c)	672,683
835,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)	864,225
310,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	344,100
		Scientific Games International Inc.:
690,000	B	Company Guaranteed Notes, 10.000% due 12/1/22	671,025
710,000	BB-	Senior Secured Notes, 7.000% due 1/1/22(a)	743,725

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 280,000	BB+	Speedway Motorsports Inc., Senior Unsecured Notes, 5.125% due 2/1/23(a)	$284,200
430,000	B+	Viking Cruises Ltd., Senior Unsecured Notes, 6.250% due 5/15/25(a)	433,225

		Total Hotels, Restaurants & Leisure	17,440,332

Household Durables - 2.0%
		K Hovnanian Enterprises Inc.:
290,000	CCC	Company Guaranteed Notes, 8.000% due 11/1/19(a)	277,675
545,000	B-	Senior Secured Notes, 7.250% due 10/15/20(a)	572,250
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	652,822
		Shea Homes LP/Shea Homes Funding Corp., Senior Unsecured Notes:
470,000	B+	5.875% due 4/1/23(a)	486,450
430,000	B+	6.125% due 4/1/25(a)	445,050
		Standard Pacific Corp., Company Guaranteed Notes:
350,000	BB-	6.250% due 12/15/21	374,500
50,000	BB-	5.875% due 11/15/24	52,250
1,145,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	1,156,450
		Toll Brothers Finance Corp., Company Guaranteed Notes:
60,000	BB+	4.000% due 12/31/18	61,650
60,000	BB+	6.750% due 11/1/19	67,950
		William Lyon Homes Inc., Company Guaranteed Notes:
725,000	B-	8.500% due 11/15/20	792,062
250,000	B-	7.000% due 8/15/22	261,250

		Total Household Durables	5,200,359

Household Products - 1.8%
580,000	CCC+	American Achievement Corp., Secured Notes, 10.875% due 4/15/16(a)	566,225
420,000	BB-	Brookfield Residential Properties Inc., Senior Notes, 6.375% due 5/15/25(a)	420,525
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a) (c)	424,000
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
112,000	CCC+	Company Guaranteed Notes, 9.875% due 8/15/19	118,930
1,600,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,670,000
		Spectrum Brands Inc., Company Guaranteed Notes:
780,000	B	6.625% due 11/15/22	840,450
220,000	B	6.125% due 12/15/24(a)	234,850
480,000	B	5.750% due 7/15/25(a)	496,800

		Total Household Products	4,771,780

Independent Power and Renewable Electricity Producers - 1.2%
		AES Corp., Senior Unsecured Notes:
400,000	BB-	4.875% due 5/15/23	386,000
150,000	BB-	5.500% due 3/15/24	151,500
		NRG Energy Inc., Company Guaranteed Notes:
155,000	BB-	7.875% due 5/15/21	166,819
1,460,000	BB-	6.250% due 7/15/22	1,536,650
450,000	BB-	6.250% due 5/1/24	462,375
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	528,750

		Total Independent Power and Renewable Electricity Producers	3,232,094

Industrial Conglomerates - 1.2%
370,000	B+	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	380,175
		HD Supply Inc.:
1,285,000	CCC+	Company Guaranteed Notes, 7.500% due 7/15/20	1,395,831
550,000	B+	Senior Secured Notes, 5.250% due 12/15/21(a)	574,063
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23	258,050
605,000	B-	SunGard Data Systems Inc., Company Guaranteed Notes, 6.625% due 11/1/19	633,737

		Total Industrial Conglomerates	3,241,856

Insurance - 1.0%
		CNO Financial Group Inc., Senior Unsecured Notes:
90,000	BB+	4.500% due 5/30/20	93,202
470,000	BB+	5.250% due 5/30/25	488,800
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	523,750

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		Genworth Holdings Inc., Company Guaranteed Notes:
$ 250,000	BB-	7.700% due 6/15/20	$270,000
500,000	BB-	4.900% due 8/15/23	447,187
775,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	802,125

		Total Insurance	2,625,064

Internet Software & Services - 2.1%
440,000	CCC+	Ancestry.com Holdings LLC, Senior Unsecured Notes, 9.625% (9.625% cash or 10.375% PIK) due 10/15/18(a) (c)	455,950
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	80,150
267,000	B+	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18(a)	262,995
700,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	703,500
600,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	633,000
		EarthLink Holdings Corp.:
655,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19(b)	684,475
555,000	B+	Senior Secured Notes, 7.375% due 6/1/20	582,750
		Equinix Inc., Senior Unsecured Notes:
680,000	BB	5.375% due 1/1/22	711,025
495,000	BB	5.375% due 4/1/23	512,325
250,000	BB	5.750% due 1/1/25	258,750
500,000	B+	Netflix Inc., Senior Unsecured Notes, 5.750% due 3/1/24	525,000

		Total Internet Software & Services	5,409,920

Leisure Products - 0.1%
160,000	CCC+	24 Hour Holdings III LLC, Company Guaranteed Notes, 8.000% due 6/1/22(a)	129,600
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	238,200

		Total Leisure Products	367,800

Machinery - 1.1%
930,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	981,150
425,000	CCC+	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	442,000
650,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21(b)	653,250
325,000	BB	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	332,312
520,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	540,475

		Total Machinery	2,949,187

Media - 8.5%
540,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(a)	560,925
440,000	B-	Altice Finco SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	452,100
705,000	B	Altice SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	697,950
500,000	BB-	CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes, 6.625% due 1/31/22	533,125
275,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	281,531
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
865,000	B	7.625% due 3/15/20	916,881
190,000	B	6.500% due 11/15/22	200,525
		CSC Holdings LLC, Senior Unsecured Notes:
500,000	BB	8.625% due 2/15/19	571,250
200,000	BB	6.750% due 11/15/21	218,250
1,645,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19(b)	1,552,469
		DISH DBS Corp., Company Guaranteed Notes:
900,000	BB-	7.875% due 9/1/19	1,019,250
100,000	BB-	6.750% due 6/1/21	107,062
1,000,000	BB-	5.875% due 7/15/22	1,022,500
50,000	BB-	5.875% due 11/15/24	50,250
745,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	813,912
200,000	B-	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	206,000
1,355,000	B	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	1,449,850
160,000	BB-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	174,000
		iHeartCommunications Inc.:
1,680,000	CCC+	Senior Secured Notes, 9.000% due 3/1/21	1,593,900
910,000	CCC-	Senior Unsecured Notes, 10.000% due 1/15/18	788,287

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		LBI Media Inc.:
$ 438,433	CC	Company Guaranteed Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a) (c)	$460,355
962	CC	Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a) (c)	1,056
355,000	CCC	Senior Secured Notes, 10.000% due 4/15/19(a)	368,756
725,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	741,766
570,000	B+	LIN Television Corp., Senior Unsecured Notes, 5.875% due 11/15/22(a)	585,675
30,000	B-	MHGE Parent LLC/MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)	30,788
660,000	B-	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	686,400
935,000	B+	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	998,113
		Numericable-SFR, Senior Secured Notes:
630,000	B+	6.000% due 5/15/22(a)	637,875
910,000	B+	6.250% due 5/15/24(a)	925,925
		Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes:
130,000	BB-	5.250% due 2/15/22	134,875
130,000	BB-	5.625% due 2/15/24	136,663
1,480,000	CCC	Radio One Inc., Company Guaranteed Notes, 9.250% due 2/15/20(a)	1,391,200
290,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)	294,350
215,000	BBB-	Sirius XM Radio Inc., Senior Secured Notes, 5.250% due 8/15/22(a)	227,631
650,000	B-	SiTV LLC/SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(a)	562,250
600,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	598,200
200,000	B	Ziggo Bond Finance BV, Senior Unsecured Notes, 5.875% due 1/15/25(a)	204,750

		Total Media	22,196,645

Metals & Mining - 1.6%
760,000	BBB-	Alcoa Inc., Senior Unsecured Notes, 5.125% due 10/1/24	815,100
500,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.000% due 2/25/22	548,750
270,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	256,500
395,000	B+	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	341,675
700,000	B+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 6.875% due 4/1/22(a)	539,000
200,000	B+	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	219,000
320,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	342,400
190,000	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a) (h) (i)	10,450
		Mirabela Nickel Ltd.:
261,875	NR	Senior Secured Notes, 9.500% due 6/24/19(g) (h)	192,478
1,139	NR	Subordinated Notes, 1.000% due 9/10/44(g) (h)	0
160,000	B-	Prince Mineral Holding Corp., Senior Secured Notes, 11.500% due 12/15/19(a)	154,000
300,000	B-	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17	306,000
220,000	B-	St Barbara Ltd., Senior Secured Notes, 8.875% due 4/15/18(a)	206,800
340,000	CCC	Thompson Creek Metals Co., Inc., Company Guaranteed Notes, 12.500% due 5/1/19	328,100

		Total Metals & Mining	4,260,253

Multiline Retail - 0.9%
985,000	B+	Family Tree Escrow LLC, Senior Secured Notes, 5.750% due 3/1/23(a)	1,044,100
		JC Penney Corp., Inc., Company Guaranteed Notes:
565,000	CCC-	7.950% due 4/1/17(b)	593,250
760,000	CCC-	8.125% due 10/1/19	769,500

		Total Multiline Retail	2,406,850

Oil, Gas & Consumable Fuels - 16.8%
300,000	CCC+	American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes, 8.000% due 6/15/20(a)	301,875
350,000	BB	Antero Resources Corp., Company Guaranteed Notes, 5.125% due 12/1/22	350,875
300,000	BB	Antero Resources Finance Corp., Company Guaranteed Notes, 5.375% due 11/1/21	305,250
110,000	B-	Approach Resources Inc., Company Guaranteed Notes, 7.000% due 6/15/21	102,300
		Arch Coal Inc., Company Guaranteed Notes:
170,000	CCC+	7.000% due 6/15/19	31,450
60,000	CCC+	9.875% due 6/15/19	13,500
350,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	343,000
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
30,000	BB-	6.750% due 11/1/20	25,800
280,000	BB-	6.375% due 9/15/22	231,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
		Bill Barrett Corp., Company Guaranteed Notes:
$ 230,000	B-	7.625% due 10/1/19(b)	$220,800
330,000	B-	7.000% due 10/15/22	303,600
565,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	588,165
		BreitBurn Energy Partners LP/BreitBurn Finance Corp., Company Guaranteed Notes:
210,000	B-	8.625% due 10/15/20	187,950
80,000	B-	7.875% due 4/15/22	70,800
1,350,000	BB	California Resources Corp., Company Guaranteed Notes, 6.000% due 11/15/24(b)	1,248,750
420,000	B+	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 7.625% due 1/15/22	435,750
		Carrizo Oil & Gas Inc., Company Guaranteed Notes:
990,000	B	7.500% due 9/15/20	1,053,112
130,000	B	6.250% due 4/15/23	132,925
675,000	B-	Chaparral Energy Inc., Company Guaranteed Notes, 7.625% due 11/15/22	543,375
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 11/15/20	159,000
1,065,000	BB+	6.125% due 2/15/21	1,088,962
120,000	BB+	4.875% due 4/15/22	114,900
690,000	BB-	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	565,800
480,000	CCC	Comstock Resources Inc., Company Guaranteed Notes, 9.500% due 6/15/20	235,200
430,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	438,600
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
380,000	BB	6.000% due 12/15/20	399,950
250,000	BB	6.125% due 3/1/22	262,188
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	278,100
		DCP Midstream LLC:
345,000	B+	Junior Subordinated Notes, 5.850% due 5/21/43(a) (d)	286,350
		Senior Unsecured Notes:
115,000	BB	5.350% due 3/15/20(a)	117,596
200,000	BB	4.750% due 9/30/21(a)	195,225
175,000	BB	6.750% due 9/15/37(a)	177,250
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	68,928
625,000	B	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23(a)	626,563
460,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	446,200
270,000	CCC	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	186,975
380,000	CCC+	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	304,950
880,000	CCC+	Gastar Exploration Inc., Secured Notes, 8.625% due 5/15/18	836,000
240,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	243,600
775,000	NR	Goodrich Petroleum Corp., Company Guaranteed Notes, 5.000% due 10/1/32	456,281
640,000	B	Gulfport Energy Corp., Company Guaranteed Notes, 7.750% due 11/1/20	680,000
		Halcon Resources Corp.:
		Company Guaranteed Notes:
160,000	D	9.750% due 7/15/20	116,400
690,000	D	8.875% due 5/15/21(b)	488,175
520,000	CCC	Secured Notes, 8.625% due 2/1/20(a)	529,100
		Hercules Offshore Inc., Company Guaranteed Notes:
30,000	CCC+	10.250% due 4/1/19(a) (h)	10,200
10,000	CCC+	8.750% due 7/15/21(a) (h)	3,400
770,000	CCC+	7.500% due 10/1/21(a) (h)	257,950
290,000	CCC+	6.750% due 4/1/22(a) (h)	89,900
660,000	B	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	430,650
10,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.800% due 8/1/31	11,763
360,000	BB	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 8.125% due 12/1/19	383,400
400,000	B	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 6.500% due 9/15/21	323,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 2,140,000	C	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	$1,856,450
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
94,000	BB	6.250% due 6/15/22	104,617
280,000	BB	5.500% due 2/15/23	292,600
260,000	BB	4.875% due 12/1/24	263,900
500,000	BB	4.875% due 6/1/25	497,500
		MEG Energy Corp., Company Guaranteed Notes:
360,000	BB-	6.375% due 1/30/23(a)	342,000
320,000	BB-	7.000% due 3/31/24(a)	310,400
		Memorial Production Partners LP/Memorial Production Finance Corp., Company Guaranteed Notes:
130,000	B-	7.625% due 5/1/21	128,050
435,000	B-	6.875% due 8/1/22(a)	416,241
210,000	NR	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(i)	52,500
320,000	BB	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23	341,600
680,000	B-	Murray Energy Corp., Senior Secured Notes, 11.250% due 4/15/21(a)	657,900
130,000	B+	Natural Resource Partners LP/NRP Finance Corp., Senior Unsecured Notes, 9.125% due 10/1/18	120,900
230,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.375% due 1/1/26	239,200
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
230,000	BB-	5.125% due 7/15/19	229,425
270,000	BB-	6.875% due 10/15/21	284,175
		NGPL PipeCo LLC, Senior Secured Notes:
795,000	CCC+	9.625% due 6/1/19(a)	814,875
205,000	CCC+	7.768% due 12/15/37(a)	224,475
		Oasis Petroleum Inc., Company Guaranteed Notes:
140,000	B+	6.875% due 3/15/22(b)	143,850
150,000	B+	6.875% due 1/15/23	153,000
260,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	215,800
250,000	B+	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22	218,125
320,000	CCC+	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	335,584
675,000	CCC+	Penn Virginia Corp., Company Guaranteed Notes, 8.500% due 5/1/20(b)	641,250
50,000	BBB-	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 6.500% due 5/15/21	53,412
200,000	BBB-	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	179,000
620,000	B-	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	559,550
		QEP Resources Inc., Senior Unsecured Notes:
250,000	BB+	6.875% due 3/1/21	268,125
400,000	BB+	5.375% due 10/1/22	404,000
560,000	BB+	5.250% due 5/1/23	562,800
60,000	NR	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21(i)	9,000
		Range Resources Corp., Company Guaranteed Notes:
280,000	BB+	5.750% due 6/1/21	291,900
30,000	BB+	4.875% due 5/15/25(a)	30,037
		Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes:
70,000	BBB-	6.500% due 7/15/21	75,187
230,000	BBB-	5.000% due 10/1/22	241,638
265,000	CCC+	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	247,775
		Rice Energy Inc., Company Guaranteed Notes:
1,430,000	B-	6.250% due 5/1/22	1,473,787
215,000	B-	7.250% due 5/1/23(a)	224,675
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
370,000	BB+	6.850% due 7/15/18(a)	398,675
665,000	BB+	5.625% due 4/15/20(a)	696,588
250,000	BB+	7.500% due 7/15/38(a)	277,500
1,735,000	BB+	6.875% due 4/15/40(a)	1,869,462
270,000	B	Rose Rock Midstream LP/Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23(a)	266,625
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
890,000	BB+	5.625% due 2/1/21	923,375
725,000	BB+	6.250% due 3/15/22	766,688
370,000	BB+	5.625% due 4/15/23	378,325

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 510,000	BB+	5.750% due 5/15/24	$520,837
810,000	C	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20	70,875
		Sanchez Energy Corp., Company Guaranteed Notes:
780,000	B-	7.750% due 6/15/21(b)	799,500
1,180,000	B-	6.125% due 1/15/23(b)	1,126,900
665,000	B	Seventy Seven Operating LLC, Company Guaranteed Notes, 6.625% due 11/15/19	553,197
240,000	B+	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)	214,800
480,000	BB	SM Energy Co., Senior Unsecured Notes, 5.625% due 6/1/25	485,400
280,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.500% due 6/1/24	290,500
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
80,000	B	7.500% due 7/1/21	84,000
370,000	B	5.500% due 8/15/22	357,050
555,000	CCC+	Talos Production LLC/Talos Production Finance Inc., Company Guaranteed Notes, 9.750% due 2/15/18(a)	489,787
160,000	B-	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	158,000
910,000	CCC+	Triangle USA Petroleum Corp., Senior Unsecured Notes, 6.750% due 7/15/22(a)	773,500
340,000	BB	Ultra Petroleum Corp., Senior Unsecured Notes, 5.750% due 12/15/18(a)	330,650
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	589,375
390,000	B	Western Refining Logistics LP/WNRL Finance Corp., Company Guaranteed Notes, 7.500% due 2/15/23(a)	408,525
400,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 5.000% due 3/15/19	402,000

		Total Oil, Gas & Consumable Fuels	44,040,270

Paper & Forest Products - 0.7%
620,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20(a)	406,100
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23	157,200
220,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	204,050
		Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes:
1,954,000	D	11.750% due 1/15/19	931,597
220,000	B3(f)	11.750% due 1/15/19	161,700

		Total Paper & Forest Products	1,860,647

Personal Products - 0.3%
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	841,263

Pharmaceuticals - 2.4%
400,000	B+	Endo Finance LLC/Endo Ltd./Endo Finco Inc., Company Guaranteed Notes, 6.000% due 2/1/25(a)	407,000
200,000	NR	Grifols Worldwide Operations Ltd., Company Guaranteed Notes, 5.250% due 4/1/22(a)	204,500
1,000,000	B-	Horizon Pharma Financing Inc., Senior Unsecured Notes, 6.625% due 5/1/23(a)	1,032,500
420,000	CCC+	JLL/Delta Dutch Newco BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	441,000
790,000	B-	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	797,078
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
1,420,000	B	5.375% due 3/15/20(a)	1,483,900
760,000	B	6.375% due 10/15/20(a)	812,725
510,000	B	5.625% due 12/1/21(a)	530,400
585,000	B	5.875% due 5/15/23(a)	607,669

		Total Pharmaceuticals	6,316,772

Real Estate Investment Trusts (REITs) - 1.2%
330,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	311,850
610,000	B+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	629,825
360,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	364,500
700,000	B+	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	735,000
		iStar Financial Inc., Senior Unsecured Notes:
410,000	B+	9.000% due 6/1/17	450,487
695,000	B+	5.000% due 7/1/19	689,788

		Total Real Estate Investment Trusts (REITs)	3,181,450

Real Estate Management & Development - 1.0%
670,000	BB+	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	718,575
200,000	B+	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	213,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 730,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	$770,150
885,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	904,913

		Total Real Estate Management & Development	2,606,638

Software - 1.5%
370,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 6.125% due 9/15/23(a)	408,850
120,000	BB-	Audatex North America Inc., Company Guaranteed Notes, 6.000% due 6/15/21(a)	125,675
		First Data Corp.:
		Company Guaranteed Notes:
690,000	B-	12.625% due 1/15/21	809,887
595,000	CCC+	11.750% due 8/15/21	682,019
		Secured Notes:
155,000	B-	8.250% due 1/15/21(a)	165,656
240,000	B-	8.750% (8.750% cash or 10.000% PIK) due 1/15/22(a) (c)	257,400
300,000	BB-	Senior Secured Notes, 7.375% due 6/15/19(a)	312,750
440,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	446,600
690,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	699,488

		Total Software	3,908,325

Specialty Retail - 2.0%
685,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	727,813
490,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21	400,575
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	368,100
270,000	BB+	GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	281,138
860,000	CCC	Guitar Center Inc., Company Guaranteed Notes, 9.625% due 4/15/20(a)	704,125
725,000	B-	Men’s Wearhouse Inc. (The), Company Guaranteed Notes, 7.000% due 7/1/22(a)	772,125
770,000	CCC+	Neiman Marcus Group Ltd. Inc., Company Guaranteed Notes, 8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a) (c)	835,450
280,000	CCC+	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(a)	292,250
795,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% (9.000% cash or 9.750% PIK) due 5/1/18(a) (c)	808,912

		Total Specialty Retail	5,190,488

Technology Hardware, Storage & Peripherals - 0.6%
		Dell Inc., Senior Unsecured Notes:
205,000	BB+	6.500% due 4/15/38	209,997
475,000	BB+	5.400% due 9/10/40	432,250
790,000	BB	NCR Corp., Company Guaranteed Notes, 6.375% due 12/15/23	817,650

		Total Technology Hardware, Storage & Peripherals	1,459,897

Textiles, Apparel & Luxury Goods - 0.4%
210,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	176,400
270,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 6.375% due 12/15/20	286,875

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
$ 180,000	BBu	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25(a)	$180,225
310,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	322,400

		Total Textiles, Apparel & Luxury Goods	965,900

Tobacco - 0.2%
620,000	CCC	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	541,725

Transportation Infrastructure - 2.6%
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	298,013
505,000	BB+	7.625% due 4/15/20	586,431
190,000	B+	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	202,825
325,000	B	Eletson Holdings, Senior Secured Notes, 9.625% due 1/15/22(a)	319,313
470,000	B+	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	483,512
500,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	500,000
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB	6.750% due 12/15/20	346,725
315,000	BB	6.375% due 10/15/21	318,937
1,280,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	1,193,600
255,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22(b)	206,550
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a) (c)	372,775
320,000	CCC+	Syncreon Group BV/syncreon Global Finance US Inc., Company Guaranteed Notes, 8.625% due 11/1/21(a)	257,600
330,000	B	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21	305,250
710,000	B	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	727,750
405,000	CCC+	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	429,300
230,000	B-	XPO Logistics Inc., Senior Unsecured Notes, 7.875% due 9/1/19(a)	247,825

		Total Transportation Infrastructure	6,796,406

Wireless Telecommunication Services - 2.5%
510,000	B	Communications Sales & Leasing Inc., Company Guaranteed Notes, 8.250% due 10/15/23(a)	521,475
400,000	BB+	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	423,200
285,000	BB-	Frontier Communications Corp., Senior Unsecured Notes, 6.875% due 1/15/25	261,131
360,000	BB-	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	371,700
200,000	BB+	Oi SA, Senior Unsecured Notes, 5.750% due 2/10/22(a)	177,000
430,000	BB+	SoftBank Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	442,900
		Sprint Capital Corp., Company Guaranteed Notes:
50,000	B+	6.875% due 11/15/28	45,250
1,925,000	B+	8.750% due 3/15/32	1,968,313
		Sprint Communications Inc.:
420,000	BB	Company Guaranteed Notes, 9.000% due 11/15/18(a)	482,475
		Senior Unsecured Notes:
705,000	B+	7.000% due 8/15/20	720,863
475,000	B+	11.500% due 11/15/21	578,312
		Sprint Corp., Company Guaranteed Notes:
145,000	B+	7.875% due 9/15/23	147,813
230,000	B+	7.625% due 2/15/25	226,191
215,000	CCC+	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	192,425

		Total Wireless Telecommunication Services	6,559,048

		TOTAL CORPORATE BONDS & NOTES (Cost - $249,458,514)	245,703,178

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units †	Rating††	Security	Value
SENIOR LOANS - 0.6%
$340,000	NR	AP NMT Acquisition BV, (Restricted) 10.000% due 8/13/22	$336,813
134,658	NR	FMG Resources August 2006 Pty Ltd., (Restricted) 0.000% due 6/30/19(j)	122,272
150,000	NR	Gymboree Corp., (Restricted) 5.000% due 2/23/18	113,883
220,000	NR	Murray Energy Corp., (Restricted) 7.500% due 4/16/20	213,778
320,000	NR	Panda Temple Power LLC, (Restricted) 0.000% due 3/6/22(j)	315,200
370,000	NR	Radnet Inc., (Restricted) 8.000% due 3/25/21	367,225

		TOTAL SENIOR LOANS (Cost - $1,484,176)	1,469,171

Shares/Units
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.4%
39,709		GMAC Capital Trust I, 8.125%(d)	1,034,817

Consumer Finance - 0.1%
211		Ally Financial Inc., 7.000%(a) (e)	214,165

		TOTAL FINANCIALS	1,248,982

		TOTAL PREFERRED STOCKS (Cost - $1,148,947)	1,248,982

COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)* (a) (g) (h)	0

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
18,163		DeepOcean Group Holdings AS (Restricted)* (a) (g) (h)	171,041

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
1,400		Physiotherapy Associates Holdings Inc. (Restricted)* (g) (h)	116,200

INDUSTRIALS - 0.0%
Marine - 0.0%
135,004		Horizon Lines Inc. (Restricted), Class A Shares* (a) (h)	96,933

MATERIALS - 0.0%
Metals & Mining - 0.0%
353,070		Mirabela Nickel Ltd.*	33,734

		TOTAL COMMON STOCKS (Cost - $982,516)	417,908

WARRANTS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
		Jack Cooper Holdings Corp., expires:
376		12/15/17* (a)	63,920
183		5/6/18* (a)	31,110

		TOTAL WARRANTS (Cost - $19,405)	95,030

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $253,093,558)	248,934,269

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS(k) - 8.2%
MONEY MARKET FUND - 3.6%
$ 9,274,909	Invesco STIT - Government & Agency Portfolio(l) (Cost - $9,274,909)	$9,274,909

TIME DEPOSITS - 4.6%
3,586,656	BNP Paribas - Paris, 0.030% due 6/1/15	3,586,656
8,538,039	DNB - Oslo, 0.030% due 6/1/15	8,538,039

	TOTAL TIME DEPOSITS (Cost - $12,124,695)	12,124,695

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,399,604)	21,399,604

	TOTAL INVESTMENTS - 103.0% (Cost - $274,493,162#)	270,333,873

	Liabilities in Excess of Other Assets - (3.0)%	(7,813,074)

	TOTAL NET ASSETS - 100.0%	$262,520,799

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal. The rates shown reflect the rate paid if in cash or if paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2015.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	Security is currently in default.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.6%.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	— Public Limited Company

See pages 121 and 122 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Summary of Investments by Security Type ^
Corporate Bonds & Notes	90.9%
Senior Loans	0.5
Preferred Stocks	0.5
Common Stocks	0.2
Warrants	0.0 **
Short-Term Investments	7.9

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
SOVEREIGN BONDS - 41.9%
Australia - 0.3%
900,000	AUD	Queensland Treasury Corp., 4.250% due 7/21/23 (a)	$745,024

Brazil - 0.9%
		Brazil Letras do Tesouro Nacional:
2,500,000	BRL	0.000% due 10/1/15 - 7/1/18	644,710
		Brazil Notas do Tesouro Nacional Serie F:
5,654,000	BRL	10.000% due 1/1/21 - 1/1/25	1,648,441

		Total Brazil	2,293,151

Canada - 3.1%
		Province of Ontario Canada:
$1,000,000		1.000% due 7/22/16	1,004,750
1,500,000	CAD	4.200% due 6/2/20	1,367,307
3,100,000	CAD	3.150% due 6/2/22	2,699,067
700,000	CAD	3.450% due 6/2/45	609,371
		Province of Quebec Canada:
1,100,000	CAD	3.750% due 9/1/24	994,310
900,000	CAD	5.000% due 12/1/38	956,815

		Total Canada	7,631,620

Colombia - 0.4%
100,000		Colombia Government International Bond, 2.076% due 11/16/15 (b)	100,271
		Colombian TES:
447,000,000	COP	5.000% due 11/21/18	175,958
517,900,000	COP	7.000% due 5/4/22	210,837
420,000,000	COP	10.000% due 7/24/24	200,591
325,000,000	COP	7.500% due 8/26/26	131,791
259,000,000	COP	6.000% due 4/28/28	90,557

		Total Colombia	910,005

France - 4.6%
1,200,000		Caisse d’Amortissement de la Dette Sociale, 3.375% due 3/20/24 (a)	1,303,310
		France Government Bond OAT:
1,523,130	EUR	0.250% due 7/25/24	1,817,557
5,200,000	EUR	3.250% due 5/25/45	7,957,366

		Total France	11,078,233

Germany - 4.0%
5,200,000	EUR	Bundesrepublik Deutschland, 4.250% due 7/4/39	9,610,670

Greece - 0.1%
300,000	EUR	Athens Urban Transportation Organisation, 4.851% due 9/19/16	215,798

Indonesia - 0.6%
		Indonesia Treasury Bond:
17,000,000	IDR	7.875% due 4/15/19	1,281
1,862,000,000	IDR	8.250% due 7/15/21 - 6/15/32	139,834
1,442,000,000	IDR	7.000% due 5/15/22 - 5/15/27	99,181
2,702,000,000	IDR	12.900% due 6/15/22	256,138
100,000,000	IDR	10.250% due 7/15/22	8,404
300,000,000	IDR	5.625% due 5/15/23	19,408
5,472,000,000	IDR	8.375% due 3/15/24 - 3/15/34	418,044
1,998,000,000	IDR	9.000% due 3/15/29	159,973
181,000,000	IDR	10.500% due 8/15/30	16,313
2,760,000,000	IDR	9.500% due 7/15/31	229,416
110,000,000	IDR	6.625% due 5/15/33	6,958
672,000,000	IDR	6.375% due 4/15/42	38,666
107,000,000	IDR	8.750% due 2/15/44	8,194

		Total Indonesia	1,401,810

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
Italy - 6.4%
		Italy Buoni Poliennali Del Tesoro:
6,700,000	EUR	4.500% due 3/1/24	$8,989,828
4,300,000	EUR	4.750% due 9/1/44 (a)	6,491,176

		Total Italy	15,481,004

Japan - 2.0%
		Japan Government Thirty Year Bond:
110,000,000	JPY	2.500% due 9/20/35 - 6/20/36	1,090,024
220,000,000	JPY	1.700% due 9/20/44	1,869,144
190,000,000	JPY	1.500% due 12/20/44	1,539,756
50,000,000	JPY	Japan Government Twenty Year Bond, 1.400% due 9/20/34	419,636

		Total Japan	4,918,560

Malaysia - 0.5%
		Malaysia Government Bond:
400,000	MYR	4.012% due 9/15/17	110,724
680,000	MYR	3.260% due 3/1/18	184,462
1,300,000	MYR	5.734% due 7/30/19	383,991
220,000	MYR	4.378% due 11/29/19	61,871
1,190,000	MYR	4.160% due 7/15/21	330,889
300,000	MYR	4.181% due 7/15/24	83,150
400,000	MYR	4.498% due 4/15/30	113,640
100,000	MYR	4.935% due 9/30/43	28,562

		Total Malaysia	1,297,289

Mexico - 0.2%
		Mexican Bonos:
3,970,000	MXN	4.750% due 6/14/18	258,934
1,020,000	MXN	8.000% due 6/11/20	74,196
590,000	MXN	7.750% due 11/23/34	43,304

		Total Mexico	376,434

Netherlands - 0.1%
200,000	EUR	Netherlands Government Bond, 3.250% due 7/15/15(a)	221,342

New Zealand - 0.1%
300,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	243,709

Nigeria - 0.0%
		Nigeria Government Bond:
2,000,000	NGN	16.000% due 6/29/19	10,713
4,800,000	NGN	7.000% due 10/23/19	18,836
800,000	NGN	16.390% due 1/27/22	4,469

		Total Nigeria	34,018

Peru - 0.1%
		Peruvian Government International Bond:
100,000	PEN	8.200% due 8/12/26 (c)	36,409
460,000	PEN	6.950% due 8/12/31	148,063
40,000	PEN	6.950% due 8/12/31 (a)	12,875

		Total Peru	197,347

Poland - 0.5%
		Poland Government Bond:
610,000	PLN	5.250% due 10/25/17 - 10/25/20	177,576
1,000,000	PLN	2.500% due 7/25/18	270,532
300,000	PLN	3.250% due 7/25/19 - 7/25/25	82,715
300,000	PLN	5.500% due 10/25/19	90,743
1,200,000	PLN	5.750% due 10/25/21 - 9/23/22	381,603
400,000	PLN	4.000% due 10/25/23	116,215

		Total Poland	1,119,384

Romania - 0.1%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	25,206
500,000	RON	5.750% due 1/27/16 - 4/29/20	135,596
100,000	RON	5.900% due 7/26/17	26,960
400,000	RON	4.750% due 6/24/19 - 2/24/25	109,088

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
100,000	RON	5.850% due 4/26/23	$29,028

		Total Romania	325,878

Russia - 0.1%
		Russian Federal Bond - OFZ:
3,500,000	RUB	7.500% due 3/15/18 - 2/27/19	61,546
1,800,000	RUB	7.600% due 7/20/22	29,539
8,300,000	RUB	7.050% due 1/19/28	123,136
5,000,000	RUB	Russian Foreign Bond - Eurobond, 7.850% due 3/10/18	88,928

		Total Russia	303,149

Slovenia - 1.3%
1,400,000	EUR	Slovenia Government Bond, 4.625% due 9/9/24	1,913,215
		Slovenia Government International Bond:
$400,000		5.500% due 10/26/22	456,534
700,000		5.250% due 2/18/24	791,965

		Total Slovenia	3,161,714

South Africa - 0.6%
		South Africa Government Bond:
5,500,000	ZAR	8.250% due 9/15/17 - 3/31/32	460,150
2,100,000	ZAR	8.000% due 12/21/18 - 1/31/30	170,713
4,240,000	ZAR	7.250% due 1/15/20	343,647
100,000	ZAR	7.750% due 2/28/23	8,127
800,000	ZAR	10.500% due 12/21/26	77,593
4,400,000	ZAR	7.000% due 2/28/31	311,795
400,000	ZAR	6.250% due 3/31/36	25,167
600,000	ZAR	8.500% due 1/31/37	48,247

		Total South Africa	1,445,439

South Korea - 1.0%
2,200,000		Export-Import Bank of Korea, 5.000% due 4/11/22	2,520,441

Spain - 9.0%
		Spain Government Bond:
2,100,000	EUR	4.800% due 1/31/24 (a)	2,882,198
12,700,000	EUR	3.800% due 4/30/24 (a)	16,281,194
400,000	EUR	1.600% due 4/30/25 (a)	430,399
500,000	EUR	5.150% due 10/31/44 (a)	797,840
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	1,605,458

		Total Spain	21,997,089

Sweden - 2.2%
		Sweden Government Bond:
7,500,000	SEK	4.250% due 3/12/19	1,023,073
31,700,000	SEK	2.500% due 5/12/25	4,373,350

		Total Sweden	5,396,423

Thailand - 0.1%
		Thailand Government Bond:
500,000	THB	3.650% due 12/17/21	15,888
9,376,364	THB	1.250% due 3/12/28	253,735

		Total Thailand	269,623

Turkey - 0.3%
		Turkey Government Bond:
100,000	TRY	6.300% due 2/14/18	35,005
680,000	TRY	8.800% due 11/14/18 - 9/27/23	252,486
200,000	TRY	10.400% due 3/27/19 - 3/20/24	79,763
321,324	TRY	3.000% due 7/21/21	125,600
300,000	TRY	7.100% due 3/8/23	100,762
100,000	TRY	9.000% due 7/24/24	37,661
144,000	TRY	8.000% due 3/12/25	50,756

		Total Turkey	682,033

United Kingdom - 3.3%
		United Kingdom Gilt:
3,400,000	GBP	3.250% due 1/22/44	5,963,656
1,100,000	GBP	3.500% due 1/22/45	2,022,277

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value

		Total United Kingdom	$7,985,933

		TOTAL SOVEREIGN BONDS (Cost - $108,497,566)	101,863,120

CORPORATE BONDS & NOTES - 32.6%
Austria - 0.1%
200,000	EUR	Heta Asset Resolution AG, Senior Unsecured Notes, 0.095% due 5/31/16 (b)	132,827

Cayman Islands - 0.4%
$900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22 (a)	1,042,875

Colombia - 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	136,116
95,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.875% due 8/12/24 (a)	37,628

		Total Colombia	173,744

Denmark - 7.6%
		Nykredit Realkredit AS, Covered Notes:
47,100,000	DKK	2.000% due 10/1/15	6,994,473
6,300,000	DKK	2.000% due 1/1/16	940,514
71,200,000	DKK	Realkredit Danmark AS, Covered Notes, 2.000% due 1/1/16	10,624,686

		Total Denmark	18,559,673

France - 0.8%
		Credit Agricole SA:
600,000		Junior Subordinated Notes, 7.875% (b)(d)	638,986
1,200,000		Senior Unsecured Notes, 0.813% due 6/12/17 (a) (b)	1,199,744

		Total France	1,838,730

Germany - 4.9%
400,000	GBP	FMS Wertmanagement AoeR, Government Guaranteed Notes, 0.750% due 12/15/17	608,414
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	8,196,051
4,300,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	3,169,651

		Total Germany	11,974,116

Greece - 0.5%
1,300,000	EUR	National Bank of Greece SA, Covered Notes, 3.875% due 10/7/16	1,206,815

Ireland - 2.0%
		Depfa ACS Bank, Covered Notes:
2,400,000	EUR	3.875% due 11/14/16	2,781,170
900,000	EUR	4.875% due 5/21/19	1,169,050
500,000	EUR	German Postal Pensions Securitisation 2 PLC, Government Guaranteed Notes, 4.250% due 1/18/17	586,993
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17 (a)	201,875
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	161,435

		Total Ireland	4,900,523

Italy - 2.5%
		Banca Carige SpA, Covered Notes:
900,000	EUR	3.750% due 11/25/16	1,039,606
400,000	EUR	3.875% due 10/24/18	486,506
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	928,836
500,000	EUR	5.000% due 2/9/18	612,953
900,000	EUR	Banco Popolare SC, Senior Unsecured Notes, 3.500% due 3/14/19	1,026,454
1,700,000	EUR	UniCredit SpA, Subordinated Notes, 5.750% due 10/28/25 (b)	2,064,052

		Total Italy	6,158,407

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540% (b)(d)	324,663

Luxembourg - 0.4%
600,000	EUR	Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA, Covered Notes, 4.250% due 6/4/18	730,537
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	130,631
5,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	93,126

		Total Luxembourg	954,294

Mexico - 0.0%
100,000	MXN	Petroleos Mexicanos, Company Guaranteed Notes, 9.150% due 3/28/16	6,867

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
Netherlands - 0.7%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19 (a)	$581,009
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
$100,000		Junior Subordinated Notes, 8.375% (b)(d)	105,810
600,000	EUR	Senior Unsecured Notes, 6.875% due 3/19/20	797,853
200,000		Petrobras Global Finance BV, Company Guaranteed Notes, 3.875% due 1/27/16	201,050

		Total Netherlands	1,685,722

Norway - 0.6%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	905,062
100,000	CHF	2.875% due 11/16/16	109,386
500,000		5.500% due 6/26/17	532,415

		Total Norway	1,546,863

Portugal - 0.1%
200,000	EUR	Novo Banco SA, Senior Unsecured Notes, 4.750% due 1/15/18	224,853

Qatar - 0.4%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,013,625

South Korea - 1.0%
		Korea Development Bank (The), Senior Unsecured Notes:
1,500,000		1.170% due 8/20/15 (a)	1,501,254
850,000		4.000% due 9/9/16	880,881

		Total South Korea	2,382,135

Spain - 0.8%
		Banco Popular Espanol SA, Covered Notes:
500,000	EUR	4.125% due 3/30/17	589,447
300,000	EUR	3.500% due 9/11/17	354,776
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250% (b)(d)	984,056

		Total Spain	1,928,279

Supranational - 0.8%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,027,197
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	300,812
800,000	AUD	0.500% due 8/10/23	479,311

		Total Supranational	1,807,320

Switzerland - 0.6%
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	298,165
700,000		4.750% due 5/22/23 (b)	718,030
400,000		5.125% due 5/15/24	408,742

		Total Switzerland	1,424,937

United Kingdom - 2.4%
		Barclays Bank PLC:
400,000		Junior Subordinated Notes, 8.250% (b)(d)	428,428
		Subordinated Notes:
400,000		7.625% due 11/21/22	465,750
1,600,000		7.750% due 4/10/23 (b)	1,774,000
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (a)	559,786
200,000	GBP	LBG Capital No.2 PLC, Company Guaranteed Notes, 15.000% due 12/21/19	432,594
600,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.625% (b)(d)	982,049
200,000	GBP	National Westminster Bank PLC, Subordinated Notes, 6.500% due 9/7/21	353,531
767,000		Royal Bank of Scotland PLC (The), Subordinated Notes, 9.500% due 3/16/22 (b)	858,681

		Total United Kingdom	5,854,819

United States - 5.8%
		Ally Financial Inc.:
		Company Guaranteed Notes:
$300,000		4.625% due 6/26/15	311,125
200,000		3.500% due 7/18/16	203,600
300,000		Senior Unsecured Notes, 3.250% due 9/29/17	301,875
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	945,983
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.718% due 5/23/17 (b)	986,650

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
600,000		Citigroup Inc., Junior Subordinated Notes, 5.950% (b)(d)	$592,500
		DISH DBS Corp., Company Guaranteed Notes:
100,000		7.750% due 5/31/15	100,000
200,000		7.125% due 2/1/16	207,375
3,600,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 4.000% due 1/15/25	3,583,728
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.778% due 4/12/16 (b)	381,801
100,000		HCA Inc., Company Guaranteed Notes, 6.500% due 2/15/16	103,625
		International Lease Finance Corp.:
200,000		Senior Secured Notes, 6.750% due 9/1/16 (a)	211,875
		Senior Unsecured Notes:
200,000		8.625% due 9/15/15	203,750
100,000		5.750% due 5/15/16	103,375
1,200,000		JPMorgan Chase & Co., Unsecured Notes, 0.827% due 4/25/18 (b)	1,201,453
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16 (c)	144,625
		MGM Resorts International, Company Guaranteed Notes:
750,000		6.625% due 7/15/15	811,063
200,000		7.500% due 6/1/16	210,040
600,000		Springleaf Finance Corp., Company Guaranteed Notes, 5.400% due 12/1/15	609,000
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,123,704
100,000		Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	107,410
400,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.375% due 3/1/25	418,500
1,300,000		Verizon Communications Inc., Senior Unsecured Notes, 1.816% due 9/15/16 (b)	1,319,650

		Total United States	14,182,707

		TOTAL CORPORATE BONDS & NOTES (Cost - $84,322,757)	79,324,794

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
$558,762		Atrium CDO Corp., Series 7AR, Class AR, 1.376% due 11/16/22 (a)(b)	$558,818
1,616,492		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	1,390,180
70,280		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.662% due 2/20/36 (b)	69,900
265,379		Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.650% due 2/17/51 (a)(b)	275,452
68,265		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.623% due 7/25/33 (b)	68,681
		Bear Stearns Adjustable Rate Mortgage Trust:
12,535		Series 2003-5, Class 1A2, 2.545% due 8/25/33 (b)	12,561
15,697		Series 2003-7, Class 6A, 2.466% due 10/25/33 (b)	15,840
65,608		Series 2004-2, Class 22A, 2.648% due 5/25/34 (b)	63,562
12,613		Series 2004-2, Class 23A, 2.459% due 5/25/34 (b)	11,734
27,744		Series 2005-2, Class A2, 2.515% due 3/25/35 (b)	27,857
183,813		Bear Stearns Structured Products Trust, Series 2007-R6, Class 1A1, 2.106% due 1/26/36 (b)	148,893
275,960	EUR	Casa d’ Este Finance, Series 1, Class A2, 0.377% due 3/15/21 (b)	299,297
716,547	EUR	Claris ABS, Series 2011-1, Class A, 0.412% due 10/31/60 (b)	779,932
1,200,000		Commercial Mortgage Trust, Series 2014-KYO, Class A, 1.082% due 6/11/27 (a)(b)	1,199,110
		Countrywide Alternative Loan Trust:
15,827		Series 2005-21CB, Class A3, 5.250% due 6/25/35	14,695
93,945		Series 2007-11T1, Class A12, 0.535% due 5/25/37 (b)	57,557
42,544		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	36,695
51,754		Series 2007-7T2, Class A9, 6.000% due 4/25/37	38,363
		Countrywide Home Loan Mortgage Pass Through Trust:
7,795		Series 2004-12, Class 11A1, 2.591% due 8/25/34 (b)	6,872
191,251		Series 2005-2, Class 1A1, 0.505% due 3/25/35 (b)	146,555
21,230		Series 2005-3, Class 2A1, 0.475% due 4/25/35 (b)	17,714
156,924		Series 2005-9, Class 1A3, 0.415% due 5/25/35 (b)	133,410
45,953		Series 2005-11, Class 3A1, 2.460% due 4/25/35 (b)	38,437
72,467		Series 2005-HYB9, Class 3A2A, 2.313% due 2/20/36 (b)	67,216
21,560		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.487% due 8/25/33 (b)	21,791
225,307		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	144,427
48,976		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	29,775
659,681	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.731% due 1/27/20 (b)	973,095
305,292	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.714% due 6/15/44 (b)	442,763
		Eurosail-UK PLC:
323,909	GBP	Series 2007-4X, Class A2A, 0.862% due 6/13/45 (b)	492,828
500,000	GBP	Series 2007-4X, Class A3, 1.512% due 6/13/45 (b)(c)	755,250
685,842	GBP	Series 2007-6NCX, Class A2A, 1.262% due 9/13/45 (b)	1,037,476
		Federal Home Loan Mortgage Corp. (FHLMC):
53,335		Series T-35, Class A, 0.465% due 9/25/31 (b)	50,121
78,274		Series T-62, Class 1A1, 1.336% due 10/25/44 (b)	79,930
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
83,440		Series 2391, Class FJ, 0.686% due 4/15/28 (b)	84,607
130,006		Series 2614, Class SJ, 19.152% due 5/15/33 (b)	188,816
41,260		Series 3174, Class FM, 0.426% due 5/15/36 (b)	41,268
13,015		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	14,971
		Federal National Mortgage Association (FNMA), REMICS:
10,536		Series 2003-34, Class A1, 6.000% due 4/25/43	11,657
2,541		Series 2005-120, Class NF, 0.285% due 1/25/21 (b)	2,540
91,918		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	105,471
468,973	EUR	German Residential Funding Ltd., Series 2013-1, Class A, 1.138% due 8/27/24 (b)	524,296
293,090	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.599% due 4/23/48 (b)	321,247
7,437		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.860% due 3/25/33 (b)	7,328
		Harborview Mortgage Loan Trust:
23,517		Series 2003-1, Class A, 2.519% due 5/19/33 (b)	23,383
43,504		Series 2005-2, Class 2A1A, 0.406% due 5/19/35 (b)	36,381
110,348		Series 2005-3, Class 2A1A, 0.426% due 6/19/35 (b)	96,653
146,039		Series 2006-SB1, Class A1A, 0.997% due 12/19/36 (b)	121,954
700,000		Hewett’s Island CDO Ltd., Series 2007-6X, Class B, 0.714% due 6/9/19 (b)	695,247

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
		JPMorgan Mortgage Trust:
13,025		Series 2003-A2, Class 3A1, 1.990% due 11/25/33 (b)	$12,878
5,854		Series 2005-A1, Class 6T1, 2.548% due 2/25/35 (b)	5,848
191,742		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.622% due 7/27/37 (a)(b)	188,533
660,825	EUR	Leo-Mesdag BV, Series 2006-1, Class A, 0.367% due 8/29/19 (b)	712,837
837,269	GBP	Ludgate Funding PLC, Series 2006-1X, Class A2A, 0.752% due 12/1/60 (b)	1,190,401
199,295	EUR	Lunet RMBS BV, Series 2013-1, Class A1, 0.521% due 12/26/45 (b)	219,531
		Merrill Lynch Mortgage Investors Trust:
14,741		Series 2003-A2, Class 1A1, 2.182% due 2/25/33 (b)	14,176
66,923		Series 2005-2, Class 1A, 1.582% due 10/25/35 (b)	65,114
218,777		Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.837% due 6/12/50 (b)	226,958
1,200,000		Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class A2R, 1.427% due 7/25/23 (a)(b)	1,203,122
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.722% due 12/1/50 (b)	940,934
600,000		Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, 1.549% due 5/5/23 (a)(b)	600,032
		Puma Finance Pty Ltd.:
490,980	AUD	Series 2014-1, Class A, 2.970% due 5/13/45 (b)	376,119
475,020	AUD	Series 2014-2, Class A, 2.840% due 10/18/45 (b)	362,490
78,282		Series G5, Class A1, 0.421% due 2/21/38 (a)(b)	77,692
90,064		RALI Trust, Series 2007-QO2, Class A1, 0.335% due 2/25/47 (b)	51,610
		Residential Asset Securitization Trust:
33,640		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	28,085
70,143		Series 2006-R1, Class A2, 0.585% due 1/25/46 (b)	36,561
691,611	GBP	RMAC Securities No 1 PLC, Series 2006-NS3X, Class A2A, 0.712% due 6/12/44 (b)	982,563
		Structured Adjustable Rate Mortgage Loan Trust:
17,419		Series 2004-1, Class 4A1, 2.517% due 2/25/34 (b)	17,455
75,120		Series 2004-19, Class 2A1, 1.528% due 1/25/35 (b)	60,612
72,331		Series 2004-4, Class 3A2, 2.473% due 4/25/34 (b)	72,477
		Structured Asset Mortgage Investments II Trust:
94,774		Series 2005-AR2, Class 2A1, 0.415% due 5/25/45 (b)	83,869
111,097		Series 2005-AR8, Class A1A, 0.465% due 2/25/36 (b)	89,867
69,639		Series 2006-AR5, Class 1A1, 0.395% due 5/25/46 (b)	52,900
190,870		Series 2007-AR4, Class A3, 0.405% due 9/25/47 (b)	153,446
163,776		Series 2007-AR6, Class A1, 1.647% due 8/25/47 (b)	138,206
184,958		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	185,931
108,941	AUD	Torrens Trust, Series 2007-1, Class A, 2.470% due 10/19/38 (b)	82,959
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45 (b)	917,194
435,330		Series 2006-C28, Class A4, 5.572% due 10/15/48	454,087
		WaMu Mortgage Pass Through Certificates Trust:
21,496		Series 2002-AR9, Class 1A, 1.547% due 8/25/42 (b)	20,567
8,792		Series 2003-AR5, Class A7, 2.559% due 6/25/33 (b)	8,948
84,018		Series 2005-AR13, Class A1A1, 0.475% due 10/25/45 (b)	78,759
134,698		Series 2006-AR13, Class 2A, 2.200% due 10/25/46 (b)	123,103
1,174		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.332% due 5/25/41 (b)	1,143
35,807		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.087% due 7/25/46 (b)	20,896
209,635		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.202% due 12/25/32 (b)	209,898

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $22,917,236)	21,850,407

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.4%
U.S. GOVERNMENT OBLIGATIONS - 8.4%
6,300,000		U.S. Treasury Bonds, 2.500% due 2/15/45	5,841,284
		U.S. Treasury Inflation Indexed Bonds:
596,646		0.125% due 7/15/24 (e)	591,938
7,177,680		0.250% due 1/15/25	7,168,708
5,636,880		2.375% due 1/15/25	6,758,529

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,514,170)	20,360,459

MORTGAGE-BACKED SECURITIES - 0.8%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
FNMA - 0.8%
		Federal National Mortgage Association (FNMA):
$573,164		5.700% due 8/1/18 (b)	$600,486
94,052		3.000% due 1/1/22	98,355
902,488		2.500% due 8/1/28	926,746
113,865		2.489% due 11/1/34 (b)	122,118
180,780		6.500% due 8/1/37	211,965

		TOTAL FNMA	1,959,670

GNMA - 0.0%
		Government National Mortgage Association II (GNMA):
16,260		6.000% due 9/20/38	17,626

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,892,753)	1,977,296

ASSET-BACKED SECURITIES - 0.4%
Automobiles - 0.3%
732,373		Motor PLC, Series 2014-1A, Class A1, 0.665% due 8/25/21 (a)(b)	733,781
Student Loans - 0.1%
226,164		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.227% due 4/25/38 (b)	227,274

		TOTAL ASSET-BACKED SECURITIES (Cost - $958,537)	961,055

MUNICIPAL BOND - 0.1%
United States - 0.1%
295,000		School District of Philadelphia (The), Build America General Obligation Bonds, 6.765% due 6/1/40 (Cost - $295,000)	325,766

Notional Amount †
PURCHASED OPTIONS - 0.1%
United States - 0.1%
100,000		OTC Euro versus U.S. Dollar, Put @ $1.12, expires 08/06/2015, DUB	3,468
100,000		OTC Euro versus U.S. Dollar, Put @ $1.12, expires 08/06/2015, HSBC	3,468
100,000		OTC U.S. Dollar versus Brazilian Real, Put @ $3.00, expires 06/09/2015, DUB	43
4,600,000		OTC U.S. Dollar versus Japanese Yen, Call @ $122.00, expires 07/20/2015, HSBC	105,501
1,100,000		OTC U.S. Dollar versus Japanese Yen, Call @ $123.00, expires 08/24/2015, DUB	23,639
150,000		OTC U.S. Dollar versus Korean Won, Call @ $1,120.00, expires 07/01/2015, BCLY	1,338
		TOTAL PURCHASED OPTIONS (Cost - $46,231)	137,457

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $239,444,250)	226,800,354

Face Amount †
SHORT-TERM INVESTMENTS - 9.1%
SOVEREIGN BOND - 2.2%
670,000,000	JPY	Japan Treasury Discount Bill, 0.005% due 8/10/15 (Cost - $5,591,549) (f)	5,398,496

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
TIME DEPOSITS - 3.1%
		BBH - Grand Cayman:
3,673	DKK	(1.050)% due 6/1/15	$541
971	EUR	(0.211)% due 6/1/15	1,066
100,769,806	JPY	0.005% due 6/1/15	811,939
50	GBP	0.079% due 6/1/15	76
1,000	NOK	0.427% due 6/1/15	129
316	AUD	1.250% due 6/1/15	241
11,743	ZAR	5.800% due 6/1/15	967
1,850	SGD	0.100% due 6/2/15	1,372
719	NZD	2.650% due 6/2/15	510
$5,337,810		DNB - Oslo, 0.030% due 6/1/15	5,337,810
177,421	EUR	Nordea Bank AB - Oslo, (0.211)% due 6/1/15	194,843
95,120	CAD	Royal Bank of Canada - Toronto, 0.100% due 6/1/15	76,454
1,097,793	SEK	Skandinaviska Enskilda Banken AB - Sweden, (0.400)% due 6/1/15	128,731
		Wells Fargo - Grand Cayman:
679,493		0.030% due 6/1/15	679,493
129,195	GBP	0.079% due 6/1/15	197,487

		TOTAL TIME DEPOSITS (Cost - $7,431,659)	7,431,659

U.S. GOVERNMENT AGENCIES - 3.5%
		Federal Home Loan Bank Discount Notes:
800,000		0.083% due 7/24/15 (f)	799,902
700,000		0.073% due 7/29/15 (f)	699,918
1,800,000		0.071% due 7/31/15 (f)	1,799,787
3,100,000		0.090% due 8/5/15 (f)	3,099,496
500,000		0.085% due 8/12/15 (f)	499,915
100,000		0.090% due 8/19/15 (f)	99,980
1,500,000		0.092% due 8/21/15 (f)	1,499,690
100,000		0.142% due 11/4/15 (f)	99,938

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $8,598,626)	8,598,626

U.S. GOVERNMENT OBLIGATION - 0.3%
614,000		United States Treasury Bill, 0.013% due 8/6/15 (Cost - $613,986) (e)(f)	613,986

		TOTAL SHORT-TERM INVESTMENTS (Cost - $22,235,820)	22,042,767

		TOTAL INVESTMENTS - 102.4% (Cost - $261,680,070#)	248,843,121

		Liabilities in Excess of Other Assets - (2.4)%	(5,889,255)

		TOTAL NET ASSETS - 100.0%	$242,953,866

Schedules of Investments

(unaudited) (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2015.
(c)	Illiquid security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
GMTN	—	Global Medium Term Note
OTC	—	Over The Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Summary of Investments by Security Type^
Sovereign Bonds	41.0%
Corporate Bonds & Notes	31.9
Collateralized Mortgage Obligations	8 .8
U.S. Government & Agency Obligations	8 .2
Mortgage-Backed Securities	0 .8
Asset-Backed Securities	0 .4
Municipal Bond	0 .1
Purchased Options	0 .1
Short-Term Investments	8 .7

100.0%

^	As a percentage of total investments.

At May 31, 2015, International Fixed Income Investments had open exchange traded futures contracts as described below. Unrealized gain (loss) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar June Futures	128	6/15	$31,906,400	$5,600
Euro-BTP September Futures	20	9/15	2,962,724	(3,295)
Euro-Buxl 30-Year Bond September Futures	12	9/15	2,121,986	3,031
Euro-OAT June Futures	73	6/15	12,226,513	(172,362)
U.S. Treasury 5-Year Note September Futures	10	9/15	1,197,266	1,250
U.S. Treasury 10-Year Note June Futures	1	6/15	128,312	977
U.S. Treasury 10-Year Note September Futures	244	9/15	31,155,750	254,353
United Kingdom Long Gilt September Futures	61	9/15	10,984,214	45,506

				135,060

Contracts to Sell:
3-Month EURIBOR June Futures	20	6/15	5,491,000	—
90-Day Eurodollar December Futures	28	12/16	6,904,800	(10,518)
90-Day Eurodollar June Futures	2	6/16	495,275	(648)
90-Day Eurodollar March Futures	16	3/17	3,939,200	(6,943)
90-Day Eurodollar September Futures	21	9/16	5,189,100	(7,459)
Canada Government 10-Year Bond September Futures	21	9/15	2,378,250	(31,652)
Euro-Bund June Futures	58	6/15	9,900,207	(57,205)
Japan Government 10-Year Bond June Futures	4	6/15	4,758,037	(24,172)
U.S. Treasury Long Bond September Futures	37	9/15	5,758,125	(101,750)
U.S. Treasury Ultra Long Bond September Futures	27	9/15	4,327,594	(111,375)

				(351,722)

Net Unrealized Loss on Open Futures Contracts				$(216,662)

At May 31, 2015, International Fixed Income Investments had deposited $672,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2015, International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	4,730,150	GSC	$3,615,490	6/2/15	$(47,049)
Brazilian Real	154,632	BCLY	48,532	6/2/15	(2,468)
Brazilian Real	620,660	BNP	194,797	6/2/15	(453)
Brazilian Real	153,485	BOA	48,172	6/2/15	(2,828)
Brazilian Real	1,698,694	DUB	533,141	6/2/15	(9,399)
Brazilian Real	140,299	DUB	44,034	6/2/15	(102)
Brazilian Real	59,820	DUB	18,775	6/2/15	(1,225)
Brazilian Real	1,627,545	HSBC	510,810	6/2/15	(32,139)
Brazilian Real	308,117	SCB	96,704	6/2/15	(225)
Brazilian Real	803,586	UBS	252,208	6/2/15	(587)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Brazilian Real	1,898,813	DUB	$589,556	7/2/15	$(24,877)
Brazilian Real	308,117	SCB	95,666	7/2/15	(5,793)
Brazilian Real	1,709,678	UBS	530,832	7/2/15	(88,168)
British Pound	11,829,547	HSBC	18,082,656	6/2/15	(96,199)
Canadian Dollar	9,236,448	GSC	7,423,902	6/2/15	(14,648)
Chilean Peso	44,460,000	DUB	71,933	6/2/15	(67)
Chilean Peso	18,299,000	DUB	29,603	6/3/15	603
Chilean Peso	35,960,000	HSBC	58,174	6/3/15	174
Chilean Peso	15,031,250	HSBC	24,260	6/30/15	(740)
Chilean Peso	27,558,000	BNP	44,425	7/15/15	(575)
Chilean Peso	35,567,230	BNP	57,336	7/15/15	(314)
Chilean Peso	54,259,000	BOA	87,468	7/15/15	(181)
Chilean Peso	12,786,900	DUB	20,613	7/15/15	(387)
Chinese Onshore Renminbi	14,100,000	JPM	2,261,395	9/8/15	(35,022)
Colombian Peso	604,322,006	BNP	238,750	6/3/15	(23,827)
Colombian Peso	243,831,000	BOA	96,331	6/3/15	(5,669)
Colombian Peso	92,650,460	BOA	36,604	6/3/15	(1,396)
Colombian Peso	401,797,500	DUB	158,739	6/3/15	(10,261)
Colombian Peso	172,291,600	HSBC	68,067	6/3/15	67
Colombian Peso	73,578,000	BCLY	29,032	6/17/15	64
Colombian Peso	92,278,000	BNP	36,410	6/17/15	2,176
Colombian Peso	31,434,000	DUB	12,397	6/22/15	(603)
Colombian Peso	66,300,000	BOA	26,126	6/30/15	126
Colombian Peso	80,689,763	HSBC	31,698	7/27/15	95
Danish Krone	1,015,000	DUB	149,722	8/12/15	(162)
Euro	2,702,000	BOA	2,967,336	6/2/15	(123,195)
Euro	146,000	DUB	160,338	6/2/15	(3,029)
Euro	251,000	GSC	275,648	6/2/15	1,918
Euro	27,923,005	HSBC	30,665,043	6/2/15	145,198
Euro	2,829,000	JPM	3,106,807	6/2/15	(87,688)
Euro	481,000	JPM	528,234	6/2/15	(18,064)
Euro	2,278,000	UBS	2,501,699	6/2/15	(35,783)
Euro	52,826,557	UBS	58,014,122	6/2/15	417,855
Euro	575,000	UBS	631,465	6/2/15	(4,641)
Euro	162,000	UBS	177,908	6/2/15	1,281
Euro	1,076,000	UBS	1,181,663	6/2/15	(29,078)
Euro	1,611,000	SOG	1,769,698	6/24/15	(654)
Euro	1,410,000	CITI	1,549,059	7/2/15	14,028
Hungarian Forint	48,834,160	JPM	173,245	7/30/15	(861)
Indian Rupee	3,024,450	DUB	47,216	6/26/15	216
Indian Rupee	1,403,600	DUB	21,912	6/26/15	(88)
Indian Rupee	4,568,020	HSBC	71,313	6/26/15	(647)
Indian Rupee	22,841,532	UBS	356,587	6/26/15	(2,754)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Indonesian Rupiah	374,750,000	BCLY	$28,259	6/18/15	$(211)
Indonesian Rupiah	54,886,758	DUB	4,138	6/18/15	(15)
Indonesian Rupiah	312,228,000	HSBC	23,544	6/18/15	(137)
Indonesian Rupiah	86,088,311	JPM	6,492	6/18/15	(4)
Indonesian Rupiah	110,815,550	SCB	8,356	6/18/15	(14)
Indonesian Rupiah	728,532,000	BCLY	54,558	7/24/15	(219)
Indonesian Rupiah	103,030,768	UBS	7,716	7/24/15	5
Israeli New Shekel	263,157	BOA	68,001	6/11/15	1
Israeli New Shekel	395,735	BOA	102,260	6/11/15	82
Israeli New Shekel	126,746	DUB	32,752	6/11/15	(248)
Israeli New Shekel	111,000	JPM	28,683	6/11/15	549
Japanese Yen	770,659,000	BOA	6,209,519	6/3/15	(20,546)
Japanese Yen	30,500,000	JPM	245,751	6/3/15	(9,217)
Japanese Yen	78,200,000	UBS	630,090	6/3/15	(22,581)
Korean Won	63,276,600	DUB	56,712	7/24/15	(1,715)
Malaysian Ringgit	148,428	BCLY	40,410	6/26/15	(1,590)
Malaysian Ringgit	224,936	BOA	61,240	6/26/15	(760)
Malaysian Ringgit	195,210	HSBC	53,146	6/26/15	(1,115)
Malaysian Ringgit	265,282	SCB	72,224	6/26/15	(776)
Malaysian Ringgit	613,297	UBS	166,972	6/26/15	(907)
Malaysian Ringgit	141,531	UBS	38,532	6/26/15	(468)
Mexican Peso	17,774,605	BOA	1,154,045	6/9/15	(10,281)
Mexican Peso	4,589,263	DUB	297,921	6/11/15	(2,031)
Mexican Peso	4,595,074	BNP	297,720	7/7/15	1,397
Mexican Peso	320,960	DUB	20,795	7/7/15	(205)
Mexican Peso	778,270	DUB	50,425	7/7/15	(575)
Mexican Peso	213,836	DUB	13,855	7/7/15	(145)
Mexican Peso	381,080	UBS	24,691	7/7/15	(309)
Nigerian Naira	1,566,000	HSBC	7,224	2/10/16	1,224
Nigerian Naira	263,000	HSBC	1,213	2/10/16	213
Nigerian Naira	3,445,000	HSBC	15,892	2/10/16	2,892
Nigerian Naira	1,542,000	HSBC	7,113	2/10/16	1,113
Nigerian Naira	3,212,000	JPM	14,817	2/10/16	2,319
Norwegian Krone	12,915,000	BOA	1,658,056	8/12/15	(90,876)
Peruvian Sol	94,740	BOA	29,911	7/2/15	146
Peruvian Sol	63,600	DUB	19,818	9/15/15	(182)
Philippine Peso	3,722,701	BCLY	83,337	7/24/15	398
Polish Zloty	708,000	BCLY	188,826	7/30/15	(1,248)
Polish Zloty	264,716	BCLY	70,600	7/30/15	(400)
Polish Zloty	868,935	BCLY	231,746	7/30/15	4,645
Polish Zloty	3,756	BOA	1,002	7/30/15	2
Polish Zloty	184,732	BOA	49,268	7/30/15	(1,732)
Polish Zloty	410,000	CITI	109,348	7/30/15	(2,620)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Polish Zloty	1,081,000	CITI	$288,305	7/30/15	$(13,739)
Polish Zloty	76,595	DUB	20,428	7/30/15	(572)
Polish Zloty	386,000	GSC	102,947	7/30/15	(100)
Polish Zloty	599,000	HSBC	159,755	7/30/15	(3,061)
Polish Zloty	522,000	HSBC	139,218	7/30/15	(388)
Polish Zloty	4,532,000	HSBC	1,208,694	7/30/15	(24,487)
Polish Zloty	479,000	JPM	127,750	7/30/15	(5,982)
Polish Zloty	590,208	JPM	157,410	7/30/15	(5,590)
Polish Zloty	259,449	JPM	69,196	7/30/15	196
Polish Zloty	1,388,646	JPM	370,355	7/30/15	572
Romanian New Leu	476,000	DUB	117,560	7/30/15	(3,468)
Russian Ruble	4,666,250	JPM	86,327	8/26/15	17,187
South African Rand	285,000	BCLY	23,228	7/30/15	(514)
South African Rand	459,000	BCLY	37,410	7/30/15	14
South African Rand	541,000	DUB	44,094	7/30/15	(65)
South African Rand	250,391	DUB	20,408	7/30/15	(592)
South African Rand	1,073,000	HSBC	87,453	7/30/15	202
South African Rand	277,539	HSBC	22,620	7/30/15	(380)
South African Rand	180,855	HSBC	14,740	7/30/15	(260)
South African Rand	848,000	JPM	69,115	7/30/15	(1,907)
Swedish Krona	970,000	HSBC	113,916	8/12/15	(635)
Thai Baht	26,213,473	JPM	773,776	8/24/15	(8,716)
Turkish Lira	42,000	BCLY	15,648	6/29/15	3
Turkish Lira	2,127,178	JPM	792,547	6/29/15	13,717

					(322,751)

Contracts to Sell:
Australian Dollar	3,673,150	BOA	2,807,573	6/2/15	78,017
Australian Dollar	1,057,000	CITI	807,918	6/2/15	26,510
Australian Dollar	4,730,150	GSC	3,609,730	7/2/15	46,948
Brazilian Real	91,632	BCLY	28,759	6/2/15	67
Brazilian Real	63,000	BCLY	19,773	6/2/15	671
Brazilian Real	247,523	BNP	77,686	6/2/15	5,314
Brazilian Real	59,820	BNP	18,775	6/2/15	1,225
Brazilian Real	313,317	BNP	98,336	6/2/15	8,664
Brazilian Real	153,485	BOA	48,172	6/2/15	112
Brazilian Real	1,898,813	DUB	595,949	6/2/15	24,578
Brazilian Real	1,627,545	HSBC	510,811	6/2/15	1,189
Brazilian Real	308,117	SCB	96,703	6/2/15	5,780
Brazilian Real	803,586	UBS	252,208	6/2/15	9,819
Brazilian Real	234,042	BOA	72,667	7/2/15	11,962
Brazilian Real	1,460,456	DUB	453,452	7/2/15	84,866
Brazilian Real	752,368	JPM	233,601	7/2/15	43,209

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Brazilian Real	375,807	JPM	$116,683	7/2/15	$17,032
Brazilian Real	93,908	UBS	29,157	7/2/15	4,843
Brazilian Real	278,877	UBS	86,587	7/2/15	14,455
Brazilian Real	1,100,000	BNP	330,815	10/2/15	75,776
Brazilian Real	1,757,032	UBS	528,411	10/2/15	90,589
Brazilian Real	400,000	BNP	101,918	7/5/17	39,061
British Pound	11,829,547	BOA	18,082,656	6/2/15	(134,583)
British Pound	11,829,547	HSBC	18,078,732	7/2/15	96,184
Canadian Dollar	9,236,448	CITI	7,423,903	6/2/15	275,460
Canadian Dollar	9,236,448	GSC	7,420,235	7/2/15	15,112
Chilean Peso	44,460,000	DUB	71,933	6/2/15	165
Chilean Peso	54,259,000	BOA	87,777	6/3/15	213
Chilean Peso	14,742,000	DUB	23,814	6/19/15	186
Chilean Peso	7,780,500	DUB	12,568	6/19/15	432
Chilean Peso	41,932,200	BNP	67,597	7/15/15	403
Chilean Peso	23,093,850	DUB	37,228	7/15/15	56
Chilean Peso	44,652,240	DUB	71,982	7/15/15	18
Chinese Onshore Renminbi	14,100,000	JPM	2,261,395	9/8/15	(129,392)
Colombian Peso	99,507,000	BCLY	39,312	6/3/15	1,688
Colombian Peso	340,922,804	BNP	134,689	6/3/15	3,311
Colombian Peso	122,905,000	DUB	48,556	6/3/15	(1,556)
Colombian Peso	83,860,000	DUB	33,131	6/3/15	1,869
Colombian Peso	42,806,000	DUB	16,911	6/3/15	89
Colombian Peso	34,034,000	HSBC	13,446	6/3/15	(446)
Colombian Peso	147,871,000	HSBC	58,420	6/3/15	(420)
Colombian Peso	20,120,000	HSBC	7,949	6/3/15	51
Colombian Peso	80,689,763	HSBC	31,879	6/3/15	(111)
Colombian Peso	174,492,000	JPM	68,937	6/3/15	5,063
Colombian Peso	367,685,000	UBS	145,262	6/3/15	5,738
Colombian Peso	146,156,000	BOA	57,669	6/17/15	3,331
Colombian Peso	155,992,040	BOA	61,279	7/27/15	(168)
Danish Krone	20,659,000	HSBC	3,051,647	10/1/15	142,185
Danish Krone	12,781,000	HSBC	1,887,947	10/1/15	94,001
Danish Krone	7,978,000	HSBC	1,178,472	10/1/15	47,707
Danish Krone	6,760,000	JPM	998,554	10/1/15	38,771
Danish Krone	13,304,000	HSBC	1,970,543	1/4/16	94,963
Danish Krone	31,228,000	HSBC	4,625,384	1/4/16	195,468
Danish Krone	34,885,000	JPM	5,167,047	1/4/16	247,349
Euro	162,000	BOA	177,909	6/2/15	6,833
Euro	54,455,902	CITI	59,803,468	6/2/15	(753,775)
Euro	2,572,000	CITI	2,824,570	6/2/15	105,316
Euro	34,059,660	DUB	37,404,317	6/2/15	(317,911)
Euro	210,000	CITI	230,711	7/2/15	(438)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Euro	27,923,005	HSBC	$30,676,867	7/2/15	$(144,960)
Euro	162,000	UBS	177,977	7/2/15	(1,277)
Euro	52,826,557	UBS	58,036,493	7/2/15	(416,454)
Hungarian Forint	5,558,000	HSBC	19,718	7/30/15	178
Indian Rupee	2,146,420	BCLY	33,508	6/26/15	182
Indian Rupee	16,773,048	SCB	261,850	6/26/15	3,925
Indian Rupee	1,518,744	JPM	23,573	7/24/15	(25)
Indonesian Rupiah	580,794,054	DUB	43,495	7/24/15	(345)
Indonesian Rupiah	733,492,956	UBS	54,930	7/24/15	(273)
Israeli New Shekel	745,638	BOA	192,677	6/11/15	(3,130)
Israeli New Shekel	151,000	BOA	39,019	6/11/15	(1,038)
Israeli New Shekel	395,735	BOA	102,291	8/12/15	(95)
Japanese Yen	106,000,000	JPM	854,086	6/3/15	35,041
Japanese Yen	773,359,000	JPM	6,231,273	6/3/15	270,219
Japanese Yen	9,200,000	UBS	74,128	6/3/15	3,102
Japanese Yen	770,659,000	BOA	6,212,126	7/2/15	20,619
Japanese Yen	670,000,000	BOA	5,403,272	8/10/15	181,555
Korean Won	62,928,000	DUB	56,400	7/24/15	1,705
Malaysian Ringgit	660,375	BNP	179,789	6/26/15	1,211
Malaysian Ringgit	133,441	JPM	36,330	6/26/15	670
Mexican Peso	236,000	BOA	15,291	7/7/15	109
Mexican Peso	615,500	DUB	39,879	7/7/15	121
Mexican Peso	3,655,000	JPM	236,811	7/7/15	2,023
Mexican Peso	725,069	UBS	46,978	7/7/15	22
New Zealand Dollar	6,521,135	BOA	4,624,463	6/2/15	307,576
New Zealand Dollar	1,291,000	HSBC	915,513	6/2/15	43,298
New Zealand Dollar	7,812,135	BOA	5,524,426	7/2/15	49,423
Nigerian Naira	181,000	BCLY	835	2/10/16	(128)
Norwegian Krone	12,780,000	GSC	1,640,725	8/12/15	36,729
Peruvian Sol	63,160	BNP	19,941	7/2/15	59
Peruvian Sol	31,580	DUB	9,970	7/2/15	30
Peruvian Sol	98,580	DUB	31,018	7/20/15	(18)
Peruvian Sol	130,781	BNP	40,753	9/15/15	970
Peruvian Sol	57,618	BNP	17,954	9/15/15	46
Peruvian Sol	94,740	BOA	29,095	1/6/16	(221)
Polish Zloty	787,877	BOA	210,128	7/30/15	872
Polish Zloty	119,000	BOA	31,737	7/30/15	1,390
Polish Zloty	597,000	BOA	159,221	7/30/15	721
Polish Zloty	562,000	CITI	149,886	7/30/15	6,476
Polish Zloty	312,000	CITI	83,211	7/30/15	(1,237)
Polish Zloty	271,000	CITI	72,276	7/30/15	148
Polish Zloty	302,000	GSC	80,544	7/30/15	3,187
Polish Zloty	302,000	HSBC	80,544	7/30/15	164

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Polish Zloty	7,188,000	HSBC	$1,917,053	7/30/15	$6,569
Polish Zloty	259,000	HSBC	69,076	7/30/15	1,380
Polish Zloty	110,000	JPM	29,337	7/30/15	228
Polish Zloty	485,342	UBS	129,442	7/30/15	4,558
Romanian New Leu	143,000	JPM	35,317	7/30/15	(631)
Romanian New Leu	357,027	JPM	88,177	7/30/15	(1,648)
Russian Ruble	2,617,000	DUB	49,681	6/17/15	2,184
Russian Ruble	10,352,839	DUB	196,539	6/17/15	(1,221)
Singapore Dollar	1,507,000	CITI	1,117,194	6/26/15	10,408
South African Rand	632,814	BCLY	51,577	7/30/15	145
South African Rand	2,295,000	DUB	187,051	7/30/15	(1,053)
Swedish Krona	9,130,000	CITI	1,072,223	8/12/15	20,476
Swedish Krona	885,000	CITI	103,934	8/12/15	(1,288)
Swedish Krona	37,910,000	JPM	4,452,134	8/12/15	73,799
Swiss Franc	120,000	UBS	127,666	6/12/15	1,306
Turkish Lira	100,000	DUB	37,258	6/29/15	(9)

					1,151,622

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$828,871

At May 31, 2015, International Fixed Income Investments deposited cash collateral with brokers in the amount of $1,340,000 for open centrally cleared interest rate swap contracts.

At May 31, 2015, International Fixed Income Investments held cash collateral from brokers in the amount of $2,212,000, for open centrally cleared interest rate swap contracts.

At May 31, 2015, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	10.910%	01/02/2017	BOA	BRL	1,200,000	$8,628	$4,280	$4,348
Receive	BRL-CDI-Compounded	11.320%	01/04/2016	BOA	BRL	1,200,000	2,168	1,245	923
Receive	BRL-CDI-Compounded	11.510%	01/04/2021	BNP	BRL	200,000	1,071	—	1,071
Receive	BRL-CDI-Compounded	11.610%	01/02/2018	BNP	BRL	300,000	(1,962)	(775)	(1,187)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	BOA	BRL	1,000,000	(6,540)	(3,994)	(2,546)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	JPM	BRL	1,300,000	(8,502)	(1,894)	(6,608)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	UBS	BRL	1,000,000	(6,540)	(1,326)	(5,214)
Receive	BRL-CDI-Compounded	12.055%	01/04/2021	BNP	BRL	100,000	(74)	(887)	813
Pay	BRL-CDI-Compounded	12.230%	01/04/2021	BOA	BRL	300,000	798	(479)	1,277
Receive	BRL-CDI-Compounded	12.250%	01/02/2017	UBS	BRL	300,000	(26)	(404)	378
Receive	BRL-CDI-Compounded	12.255%	01/02/2017	BNP	BRL	700,000	(60)	(385)	325
Receive	BRL-CDI-Compounded	12.255%	01/02/2017	DUB	BRL	600,000	(51)	(766)	715
Receive	BRL-CDI-Compounded	12.255%	01/02/2017	JPM	BRL	1,000,000	(86)	(845)	759
Pay	BRL-CDI-Compounded	12.360%	01/02/2018	BNP	BRL	500,000	(763)	(1,748)	985
Pay	BRL-CDI-Compounded	12.360%	01/02/2018	UBS	BRL	2,510,000	(3,829)	(13,160)	9,331
Pay	BRL-CDI-Compounded	12.800%	01/04/2021	HSBC	BRL	300,000	1,903	(673)	2,576
Pay	BRL-CDI-Compounded	12.810%	01/04/2021	DUB	BRL	1,200,000	7,708	3,005	4,703
Pay	BRL-CDI-Compounded	12.850%	01/04/2021	BNP	BRL	200,000	2,015	334	1,681
Pay	BRL-CDI-Compounded	12.850%	01/04/2021	DUB	BRL	170,000	1,714	341	1,373
Pay	BRL-CDI-Compounded	12.985%	01/02/2018	BNP	BRL	100,000	218	—	218
Pay	BRL-CDI-Compounded	13.680%	04/01/2016	BNP	BRL	1,100,000	(225)	(187)	(38)
Pay	BRL-CDI-Compounded	13.770%	04/01/2016	HSBC	BRL	1,200,000	(46)	—	(46)
Pay	Colombia IBR Overnight Interbank	5.230%	05/28/2020	JPM	COP	50,000,000	77	—	77
Pay	Colombia IBR Overnight Interbank	5.310%	08/29/2019	BOA	COP	200,000,000	1,463	—	1,463

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Colombia IBR Overnight Interbank	5.320%	03/17/2020	DUB	COP	120,000,000	$556	$—	$556
Pay	Colombia IBR Overnight Interbank	6.120%	10/16/2024	DUB	COP	66,000,000	211	—	211
Pay	Colombia IBR Overnight Interbank	6.200%	03/21/2024	HSBC	COP	120,000,000	1,039	—	1,039
Pay	Colombia IBR Overnight Interbank	6.220%	05/28/2025	BOA	COP	60,000,000	169	—	169
Pay	15-Year GBP Inflation Linked	3.310%	05/15/2030	GSC	GBP	300,000	1,035	—	1,035
Pay	15-Year GBP Inflation Linked	3.311%	05/15/2030	GSC	GBP	200,000	745	—	745
Pay	15-Year GBP Inflation Linked	3.313%	05/15/2030	GSC	GBP	100,000	414	—	414
Pay	30-Year GBP Inflation Linked	3.495%	05/15/2045	CITI	GBP	100,000	(171)	—	(171)
Pay	30-Year GBP Inflation Linked	3.503%	05/15/2045	DUB	GBP	50,000	171	—	171
Pay	30-Year GBP Inflation Linked	3.537%	05/15/2045	BOA	GBP	250,000	6,803	1,825	4,978
Pay	30-Year GBP Inflation Linked	3.543%	05/15/2045	GSC	GBP	250,000	7,842	464	7,378
Pay	28-Day MXN TIIE Banxico	6.000%	09/02/2022	HSBC	MXN	7,300,000	3,184	(339)	3,523
Pay	6-Month PLN-WIBOR	2.500%	12/17/2024	JPM	PLN	400,000	(1,148)	1,320	(2,468)
Pay	6-Month Thailand Fixing Rate	2.505%	01/28/2025	HSBC	THB	1,100,000	(319)	—	(319)
Pay	6-Month Thailand Fixing Rate	2.580%	01/29/2025	DUB	THB	800,000	(76)	—	(76)
Pay	6-Month Thailand Fixing Rate	3.410%	01/15/2021	DUB	THB	4,200,000	8,810	—	8,810
Pay	6-Month Thailand Fixing Rate	3.410%	01/21/2021	DUB	THB	750,000	1,558	—	1,558
Pay	3-Month ZAR-SAJIBOR	7.500%	12/17/2019	BCLY	ZAR	1,300,000	(167)	439	(606)
Pay	3-Month ZAR-SAJIBOR	7.500%	12/17/2024	HSBC	ZAR	1,000,000	(3,199)	(425)	(2,774)
Pay	3-Month ZAR-SAJIBOR	8.000%	12/18/2023	BCLY	ZAR	2,900,000	128	(98)	226

							$26,644	$(15,132)	$41,776

At May 31, 2015, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	0.150%	09/16/2017	CITI	EUR	14,000,000	$18,127
Receive	6-Month EURIBOR	0.750%	09/16/2025	CITI	EUR	2,100,000	155,754
Receive	6-Month EURIBOR	0.750%	09/16/2025	UBS	EUR	100,000	3,873
Receive	6-Month EURIBOR	1.500%	03/16/2046	UBS	EUR	5,300,000	738,680
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017	CITI	GBP	12,600,000	(26,561)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025	UBS	GBP	2,500,000	74,568
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045	UBS	GBP	700,000	(52,789)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	CITI	JPY	80,000,000	(10,357)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	CSFB	JPY	60,000,000	(8,664)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	CITI	JPY	3,860,000,000	(549,676)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	CITI	JPY	150,000,000	44,416
Pay	28-Day MXN TIIE Banxico	5.430%	11/17/2021	CSFB	MXN	8,000,000	4,363
Pay	28-Day MXN TIIE Banxico	5.630%	10/11/2021	CSFB	MXN	3,100,000	(1,479)
Receive	28-Day MXN TIIE Banxico	5.665%	01/23/2025	CSFB	MXN	2,400,000	5,479
Pay	28-Day MXN TIIE Banxico	5.840%	09/14/2021	CSFB	MXN	2,500,000	5,624
Pay	28-Day MXN TIIE Banxico	7.380%	02/09/2029	CSFB	MXN	500,000	1,111
Pay	6-Month PLN-WIBOR	2.000%	09/16/2025	CITI	PLN	14,900,000	(225,232)
Pay	6-Month PLN-WIBOR	2.000%	09/16/2025	CSFB	PLN	200,000	(3,023)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month SEK-STIBOR	1.000%	03/18/2025	CITI	SEK	22,700,000	$(40,257)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	CITI	USD	52,700,000	(152,661)
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	CITI	USD	2,700,000	(3,977)
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	UBS	USD	14,100,000	(18,017)
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	CITI	USD	1,600,000	1,359
Receive	3-Month USD-LIBOR	2.250%	05/13/2025	UBS	USD	7,800,000	30,377
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	CITI	USD	7,600,000	(346,986)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	CITI	USD	6,100,000	(151,295)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022	CITI	USD	2,700,000	(16,862)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022	UBS	USD	14,700,000	(46,053)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025	UBS	USD	7,500,000	(60,565)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	CSFB	USD	100,000	(23,012)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024	CITI	USD	3,500,000	46,527
Pay	3-Month ZAR-SAJIBOR	7.250%	09/16/2020	CSFB	ZAR	700,000	(763)
Pay	3-Month ZAR-SAJIBOR	7.750%	09/16/2025	CSFB	ZAR	200,000	(565)

							$(608,536)

At May 31, 2015, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/15 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., B	(1.820%)	12/20/2017	RBS	2.010%	USD	1,000,000	$1,009	$—	$1,009
First Energy, BBB-	(0.940%)	06/20/2017	RBS	0.310%	USD	1,000,000	(14,926)	—	(14,926)
Starwood Hotels & Resorts World, BBB	(1.490%)	06/20/2018	BOA	0.417%	USD	1,000,000	(35,612)	—	(35,612)
UBS AG/Stamford CT, BBB	(1.000%)	06/20/2018	GSC	1.229%	USD	700,000	3,377	3,328	49
UST Inc., Baa1	(0.720%)	03/20/2018	GSC	0.100%	USD	500,000	(9,437)	—	(9,437)

							$(55,589)	$3,328	$(58,917)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/15 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond, BBB	1.000%	03/20/2016	DUB	0.554%	USD	100,000	$567	$601	$(34)
Colombia Government International Bond, BBB	1.000%	06/20/2019	BCLY	1.283%	USD	100,000	(906)	439	(1,345)
France Government 20-Year Bond, AA	0.250%	03/20/2020	CITI	0.267%	USD	4,000,000	(1,256)	(37,704)	36,448
France Government 20-Year Bond, AA	0.250%	03/20/2020	JPM	0.267%	USD	2,000,000	(628)	(19,981)	19,353
France Government 20-Year Bond, AA	0.250%	03/20/2020	GSC	0.267%	USD	6,500,000	(2,040)	(66,124)	64,084
Japan Government 20-Year Bond, AA-	1.000%	03/20/2016	RBS	0.090%	USD	5,000,000	47,443	10,601	36,842
Japan Government 20-Year Bond, AA-	1.000%	03/20/2016	GSC	0.090%	USD	3,100,000	29,415	(31,831)	61,246
South Africa Government International Bond, BBB-	1.000%	06/20/2015	BOA	0.451%	USD	400,000	946	2,329	(1,383)
South Africa Government International Bond, BBB-	1.000%	09/20/2015	BOA	0.531%	USD	100,000	351	590	(239)
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.105%	EUR	700,000	1,594	(7,056)	8,650

							$75,486	$(148,136)	$223,622

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/15 (2)	Notional Amount (3)		Unrealized (Depreciation)
iTraxx Europe Sub Financials Series 23 Index,	(1.000%)	06/20/2020	GSC	0.000%	EUR	800,000	$(4,318)
iTraxx Europe Sub Financials Series 23 Index,	(1.000%)	06/20/2020	BNP	0.000%	EUR	200,000	(787)

							$(5,105)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/15 (2)	Notional Amount (3)	Unrealized (Depreciation)
iTraxx Europe Senior Financials Series 23 Index,	(1.000%)	06/20/2020	CITI	0.000%	EUR 3,000,000	$(3,017)

						$(3,017)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/15 (2)	Notional Amount (3)		Unrealized Appreciation
CDX.HY-24 5-Year Index,	5.000%	06/20/2020	CITI	0.000%	USD	3,100,000	$31,544

							$31,544

At May 31, 2015, International Fixed Income Investments held the following OTC cross currency swap contracts:

OTC Cross-Currency Swaps

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	BNP	USD	3,429	EUR	2,600	(542,808)	(184,145)	(358,663)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2020	BNP	USD	3,713	EUR	3,400	62,292	(15,640)	77,932

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2025	BNP	USD	3,723	EUR	3,400	10,880	13,430	(2,550)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2020	BOA	USD	3,996	EUR	3,600	1,156	(7,740)	8,896
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2025	BOA	USD	829	EUR	760	13,470	(532)	14,002
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	CITI	USD	1,725	EUR	1,400	(170,936)	—	(170,936)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	12/16/2025	CITI	USD	1,537	EUR	1,410	26,400	(3,666)	30,066
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	DUB	USD	4,461	EUR	3,600	(465,290)	—	(465,290)

Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	GSC	USD	7,057	EUR	5,700	(730,154)	—	(730,154)
Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency delivered	12/16/2017	GSC	USD	1,579	CHF	1,500	21,514	(1,660)	23,174
Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency delivered	12/16/2017	UBS	USD	5,363	CHF	5,100	68,781	(58,306)	127,087

								$(1,704,695)	$(258,259)	$(1,446,436)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2015, International Fixed Income Investments held the following written option contracts:

Schedule of Options Contracts Written

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
31	EUR	Euro-Bund July Futures, Put	CSFB	6/26/15	$157.00	$76,600

		Total Germany				76,600

United States
6,600,000	EUR	iTraxx Europe Series 23 Index, Put	BNP	9/16/15	0.90	15,089
(3,000,000.00)	EUR	Swaption, 6-Month EURIBOR, EUR, Call	BCLY	4/29/16	0.40	6,496
(3,000,000.00)	EUR	Swaption, 6-Month EURIBOR, EUR, Put	BCLY	4/29/16	1.40	33,788
(7,600,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Call	GSC	7/10/15	1.15	11,070
(900,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Call	GSC	7/13/15	1.40	841
(900,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Put	GSC	7/13/15	2.20	3,878
(900,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Call	GSC	7/15/15	1.40	966
(900,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Put	GSC	7/15/15	2.20	4,215
(900,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Call	JPM	7/27/15	1.40	1,479
(900,000.00)	GBP	Swaption, 6-Month GBP-LIBOR, GBP, Put	JPM	7/27/15	2.20	5,616
100,000	EUR	OTC Euro versus U.S. Dollar, Put	DUB	8/6/15	1.08	1,495
100,000	EUR	OTC Euro versus U.S. Dollar, Put	HSBC	8/6/15	1.08	1,495
100,000	EUR	OTC Euro versus U.S. Dollar, Call	DUB	8/6/15	1.18	192
100,000	EUR	OTC Euro versus U.S. Dollar, Call	HSBC	8/6/15	1.18	192
$200,000		OTC U.S. Dollar versus Brazilian Real, Put	DUB	6/9/15	2.93	16
58,000		OTC U.S. Dollar versus Brazilian Real, Call	BOA	6/15/15	2.64	10,254
100,000		OTC U.S. Dollar versus Indian Rupee, Put	JPM	6/18/15	63.29	194
100,000		OTC U.S. Dollar versus Indian Rupee, Call	JPM	7/21/15	64.10	1,153
100,000		OTC U.S. Dollar versus Indian Rupee, Put	JPM	7/22/15	64.04	795
100,000		OTC U.S. Dollar versus Indian Rupee, Put	JPM	7/28/15	62.00	67
100,000		OTC U.S. Dollar versus Israeli New Shekel, Put	DUB	6/2/15	3.85	137
100,000		OTC U.S. Dollar versus Israeli New Shekel, Call	DUB	6/2/15	4.20	0
200,000		OTC U.S. Dollar versus Japanese Yen, Put	HSBC	6/12/15	117.00	8
4,600,000		OTC U.S. Dollar versus Japanese Yen, Put	HSBC	7/20/15	118.10	6,518
1,700,000		OTC U.S. Dollar versus Japanese Yen, Call	DUB	8/24/15	125.00	23,431
150,000		OTC U.S. Dollar versus Korean Won, Put	BCLY	7/1/15	1,090.00	382
150,000		OTC U.S. Dollar versus Korean Won, Call	BCLY	7/1/15	1,150.00	394
100,000		OTC U.S. Dollar versus Peruvian Nuevo Sol, Call	DUB	7/16/15	3.20	524

		Total United States				130,685

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $197,074)				$207,285

International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2014	4,128,000	$109,364
Options written	59,623,000	479,829
Options closed	(4,780,000)	(154,642)
Options expired	(24,003,000)	(138,857)
Options exercised	(1,210,000)	(98,620)

Options contracts written, outstanding at May 31, 2015	33,758,000	$197,074

At May 31, 2015, International Fixed Income Investments held the following forward sale commitments:

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$5,000,000	3.500% due 7/1/41(a)	$5,211,913
7,000,000	4.000% due 6/1/45(a)	7,474,688
14,000,000	4.500% due 6/1/45(a)	15,223,688

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $27,882,655)	$27,910,289

(a)	This security is traded on a TBA basis (see Note 1).

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:

AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
BRL	— Brazilian Real	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	CITI	— Citigroup Global Markets Inc.
COP	— Colombian Peso	CSFB	— Credit Suisse Securities (USA) LLC
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	GSC	— Goldman Sachs & Co.
GBP	— British Pound	HSBC	— HSBC Bank USA
IDR	— Indonesian Rupiah	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	RBS	— Royal Bank of Scotland PLC
MXN	— Mexican Peso	SCB	— Standard Chartered Bank
MYR	— Malaysian Ringgit	SOG	— Societe Generale SA
NGN	— Nigerian Naira	UBS	— UBS Securities LLC
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 89.9%
California - 10.4%
$ 1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,265,890
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,227,776
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,244,480
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,633,950
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Revenue Bonds, Series C-2, 5.000% due 5/1/21	1,708,500
1,000,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, GO, Election of 2006, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,092,060

		Total California	9,172,656

Colorado - 8.7%
1,435,000	AA	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,618,106
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A	Catholic Health Initiatives, 5.250% due 2/1/31	1,110,800
1,500,000	AA-	Sisters of Charity of Leavenworth, Inc., 5.000% due 1/1/44	1,647,945
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,236,440
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,016,660

		Total Colorado	7,629,951

District of Colombia - 3.3%
2,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	2,883,850

Florida - 2.5%
1,000,000	A	City of Jacksonville FL, Revenue Bonds, Better Jacksonville, 5.000% due 10/1/21	1,114,900
1,000,000	A+	County of Miami-Dade, FL - Water & Sewer System Revenue, Revenue Bonds, Prerefunded 10/1/17 @ 100, XLCA-Insured, 5.000% due 10/1/21(a)	1,098,120

		Total Florida	2,213,020

Georgia - 4.9%
2,000,000	AA	Augusta GA Water & Sewerage Revenue, Revenue Bonds, AGM-Insured, 5.000% due 10/1/21	2,208,040
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	2,069,946

		Total Georgia	4,277,986

Hawaii - 2.0%
1,455,000	Aa1(b)	City & County of Honolulu HI, Series A, 5.000% due 10/1/26	1,775,347

Illinois - 5.4%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,217,438
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,231,830
1,000,000	A	Bradley University Projects, XLCA-Insured, 5.000% due 8/1/34	1,066,630
1,095,000	A2(b)	DePaul University, Series A 5.375%, due 10/1/19	1,253,326

		Total Illinois	4,769,224

Kentucky - 1.3%
1,000,000	A+	Kentucky State Property & Building Commission, Revenue Bonds, Project #108, Series A, 5.000% due 8/1/22	1,174,410

Massachusetts - 2.7%
1,000,000	AAA	Massachusetts Bay Transportation Authority, Revenue Bonds, SR-SER A, Series A, 5.250% due 7/1/34	1,267,850
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,105,960

		Total Massachusetts	2,373,810

Michigan - 2.2%
1,750,000	AA	Kalamazoo Hospital Finance Authority, Revenue Bonds, Bronson Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	1,913,345

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
New Jersey - 3.7%
$ 1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	$1,659,711
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,609,230

		Total New Jersey	3,268,941

North Carolina - 2.5%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, 5.000% due 1/1/26	2,217,100

Oregon - 1.8%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,587,674

Pennsylvania - 2.5%
2,000,000	A+	Monroeville Finance Authority, Revenue Bonds, Series B, 5.000% due 7/1/39	2,213,900

South Carolina - 2.0%
1,535,000	Aa3(b)	Clemson University, 5.000% due 5/1/29	1,789,319

South Dakota - 1.8%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,611,195

Tennessee - 3.4%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,042,230
2,000,000	Aa2(b)	Tennessee Housing Development Agency, Series A, 3.850% due 1/1/35	1,978,240

		Total Tennessee	3,020,470

Texas - 14.7%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,086,870
2,000,000	AAA	Keller, TX, Independent School District, GO, Prerefunded 8/15/17 @ 100, PSF-GTD-Insured, 4.750% due 8/15/32(a)	2,167,800
2,500,000	AAA	North East, TX, Independent School District, PSF-GTD-Insured, 5.250% due 2/1/30	3,163,175
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,220,520
		Texas Transportation Commission State Highway Fund, Revenue Bonds,
1,000,000	AAA	5.000%, due 4/1/27	1,071,500
2,575,000	AAA	5.250%, due 4/1/26	3,237,444

		Total Texas	12,947,309

Utah - 2.5%
2,000,000	AA	Utah State University of Agriculture & Applied Science, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,206,160

Washington - 6.9%
2,000,000	AA+	King County, School District No. 210 Federal Way, GO, Prerefunded 12/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 12/1/23(a)	2,200,240
2,000,000	AA+	State of Washington, GO, Series A, Prerefunded 7/1/18 @ 100, 5.000% due 7/1/22(a)	2,234,100
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,679,775

		Total Washington	6,114,115

Wisconsin - 4.7%
2,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,907,625
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligation Group, 4.000% due 8/15/40	1,263,691

		Total Wisconsin	4,171,316

		TOTAL MUNICIPAL BONDS (Cost - $74,048,650)	79,331,098

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 10.3%
TIME DEPOSITS - 10.3%
$ 7,190,804	BNP Paribas - Paris, 0.030% due 6/1/15	$7,190,804
1,879,825	Wells Fargo - Grand Cayman, 0.030% due 6/1/15	1,879,825

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,070,629)	9,070,629

	TOTAL INVESTMENTS - 100.2% (Cost - $83,119,279#)	88,401,727

	Liabilities in Excess of Other Assets - (0.2%)	(187,541)

	TOTAL NET ASSETS - 100.0%	$88,214,186

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 121 and 122 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Summary of Investments by Industry^
Education	28.3%
Health Care Providers & Services	17.8
General Obligation	14.9
Transportation	9.6
Water and Sewer	5.1
Power	4.8
Airport	3.8
Single Family Housing	2.2
Utilities	1.8
Development	1.4
Short-Term Investments	10.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 99.6%
CERTIFICATES OF DEPOSIT - 34.4%
$ 10,000,000	Bank of Montreal/Chicago IL, 0.261% due 8/7/15(c)	$10,000,000
13,000,000	Bank of Nova Scotia, 0.300% due 11/9/15	13,000,000
10,000,000	Cooperative Centrale RA, 0.280% due 7/6/15	10,000,000
9,000,000	Credit Agricole North America Inc., 0.150% due 6/1/15	9,000,000
10,000,000	Mizuho Bank LTD, 0.260% due 8/27/15	10,000,000
10,000,000	Norinchukin Bank, 0.240% due 6/8/15	10,000,000
10,000,000	Skandinaviska Enskilda Banken AB, 0.180% due 6/22/15	10,000,000
10,000,000	Wells Fargo Bank N.A., 0.301% due 10/9/15(c)	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $82,000,000)	82,000,000

COMMERCIAL PAPER - 45.4%
11,000,000	Autobahn Funding Co. LLC, 0.100% due 6/1/15(a) (b)	11,000,000
10,000,000	Barclays U.S. Funding Corp., 0.120% due 6/1/15(a) (b)	10,000,000
10,000,000	BNP Paribas Finance Inc., 0.250% due 9/3/15(b)	9,993,472
5,000,000	Collateralized Commercial Paper Co. LLC, 0.301% due 6/16/15(b)	4,999,375
15,000,000	General Electric Capital Corp., 0.301% due 10/22/15(b)	14,982,125
9,000,000	John Deere Credit Ltd., 0.110% due 6/25/15(a) (b)	8,999,340
6,000,000	JP Morgan Securities LLC, 0.401% due 11/10/15(b)	5,989,200
10,000,000	Natixis New York Branch, 0.070% due 6/1/15(b)	10,000,000
10,000,000	Societe Generale, 0.060% due 6/1/15(a) (b)	10,000,000
12,000,000	Swedbank, 0.275% due 8/4/15(b)	11,994,134
10,000,000	Toyota Motor Credit Corp., 0.200% due 10/19/15(b)	9,992,222

	TOTAL COMMERCIAL PAPER (Cost - $107,949,868)	107,949,868

TIME DEPOSITS - 0.4%
453,070	BBH - Grand Cayman, 0.030% due 6/1/15	453,070
500,247	DNB - Oslo, 0.030% due 6/1/15	500,247

	TOTAL TIME DEPOSITS (Cost - $953,317)	953,317

U.S. GOVERNMENT AGENCIES - 19.4%
33,672,000	Federal Home Loan Bank (FHLB) Discount Notes, 0.000% due 6/1/15(b)	33,672,000
9,402,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.060% due 6/17/15(b)	9,401,749
3,000,000	Federal Home Loan Bank Discount Notes, 0.065% due 6/19/15(b)	2,999,903

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $46,073,652)	46,073,652

	TOTAL SHORT-TERM INVESTMENTS (Cost - $236,976,837)	236,976,837

	TOTAL INVESTMENTS - 99.6% (Cost - $236,976,837#)	236,976,837

	Cash and Other Assets in Excess of Liabilities - 0.4%	983,295

	TOTAL NET ASSETS - 100.0%	$237,960,132

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidance approved by the Board of Trustees, unless otherwise noted.
(b)	Rate shown represents yield-to-maturity.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2015.
#	Aggregate cost for federal income tax purposes is substantially the same.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “giltedge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (“Manager”).

The Board of Trustees (“Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated the day-to-day responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its net asset value “(NAV)”.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$297,431,759	$297,431,759	$—	$—
Consumer Staples	71,942,442	71,942,442	—	—
Energy	56,865,413	56,865,413	—	—
Financials	101,592,243	101,592,243	—	—
Health Care	302,539,257	302,539,257	—	—
Industrials	115,748,488	115,748,488	—	—
Information Technology	469,033,038	469,033,038	—	—
Materials	34,995,420	34,995,420	—	—
Telecommunication Services	21,090,302	21,090,302	—	—
Short-Term Investments:
Money Market Fund	16,754,983	16,754,983	—	—
Time Deposits	28,122,526	—	28,122,526	—

Total Investments, at value	$1,516,115,871	$1,487,993,345	$28,122,526	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$136,913,701	$136,913,701	$—	$—
Consumer Staples	59,371,129	59,371,129	—	—
Energy	155,907,678	155,907,678	—	—
Financials	324,161,224	324,161,224	—	—
Health Care	171,474,900	171,474,900	—	—
Industrials	135,407,824	135,407,824	—	—
Information Technology	178,265,598	178,265,598	—	—
Materials	66,414,466	66,414,466	—	—
Telecommunication Services	45,538,276	45,538,276	—	—
Utilities	46,199,456	46,199,456	—	—
Short-Term Investments:
Money Market Fund	25,017,638	25,017,638	—	—
Time Deposits	61,362,726	—	61,362,726	—

Total Investments, at value	$1,406,034,616	$1,344,671,890	$61,362,726	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$43,953,177	$43,953,177	$—	$—
Consumer Staples	5,285,342	5,285,342	—	—
Energy	8,535,013	8,535,013	—	—

	Total Fair Value at May 31, 2015		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financials	16,702,627		16,702,627	—	—
Health Care	73,831,289		73,831,289	—	—
Industrials	36,672,373		36,672,373	—	—
Information Technology	65,027,637		65,027,637	—	—
Materials	6,806,042		6,806,042	—	—
Telecommunication Services	702,399		702,399	—	—
Short-Term Investments:
Money Market Fund	39,598,404		39,598,404	—	—
Time Deposit	5,809,386		—	5,809,386	—

Total Investments, at value	$302,923,689		$297,114,303	$5,809,386	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$26,531,088		$26,531,088	$—	$—
Consumer Staples	8,807,870		8,807,870	—	—
Energy	10,198,538		10,198,538	—	—
Financials	57,085,635		57,085,635	—	—
Health Care	9,179,121		9,179,121	—	—
Industrials	58,780,866		58,780,866	—	—
Information Technology	18,457,456		18,457,456	—	—
Materials	32,864,756		32,864,756	—	—
Telecommunication Services	353,500		353,500	—	—
Utilities	5,623,460		5,623,460	—	—
Exchange-Traded Securities:
Energy	3,195,600		3,195,600	—	—
Financials	1,368,499		1,368,499	—	—
Materials	303,172		303,172	—	—
Short-Term Investments:
Money Market Fund	12,885,636		12,885,636	—	—
Time Deposits	8,575,344		—	8,575,344	—

Total Investments, at value	$254,210,541		$245,635,197	$8,575,344	$—

International Equity Investments
Investments, at value
Common Stocks:
France	$148,046,040		$—	$148,046,040	$—
Germany	83,702,051		—	83,702,051	—
Japan	154,056,201		—	154,056,201	—
Switzerland	145,003,302		—	145,003,302	—
United Kingdom	279,250,111	*	—	279,250,111	—	*
Other Countries**	350,384,827	*	56,569,115	293,815,712	—	*
Preferred Stock:
Germany	12,345,792		—	12,345,792	—
Rights:
United Kingdom	39,645	*	—	—	39,645	*
Short-Term Investments:
Money Market Fund	36,291,239		36,291,239	—	—
Time Deposits	42,242,680		—	42,242,680	—

Total - Investments, at value	$1,251,361,888	*	$92,860,354	$1,158,461,889	$39,645	*

	Total Fair Value at May 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$58,725,117	$58,725,117	$—	$—
China	76,060,682	33,824,389	42,236,293	—
Hong Kong	27,042,739	6,915,057	20,127,682	—
India	68,886,482	8,052,940	60,833,542	—
Russia	31,745,367	5,697,922	26,047,445	—
South Africa	27,459,398	—	27,459,398	—
South Korea	43,921,281	—	43,921,281	—
Taiwan	38,202,014	12,381,586	25,820,428	—
Other Countries**	140,194,327	47,252,318	92,942,009	—
Preferred Stock:
Brazil	1,837,913	1,837,913	—	—
Right:
Brazil	25	—	—	25
Short-Term Investments:
Money Market Fund	5,351,977	5,351,977	—	—
Time Deposits	22,531,465	—	22,531,465	—

Total - Investments, at value	$541,958,787	$180,039,219	$361,919,543	$25

	Total Fair Value at May 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
U.S. Government & Agency Obligations	$222,320,035	$—	$222,320,035	$—
Corporate Bonds & Notes	220,676,800 *	—	220,676,800	—	*
Mortgage-Backed Securities	194,220,347	—	194,220,347	—
Collateralized Mortgage Obligations	146,023,637	—	145,622,917	400,720
Sovereign Bonds	21,521,003	—	21,521,003	—
Asset-Backed Securities	13,530,158	—	13,530,158	—
Municipal Bonds	4,705,000	—	4,705,000	—
Senior Loans	648,852	—	648,852	—
Preferred Stock:
Financials	788,966	788,966	—	—
Purchased Options	26,167	6,350	19,817	—
Short-Term Investments:
Money Market Fund	1,758,343	1,758,343	—	—
Repurchase Agreement	23,800,000	—	23,800,000	—
Time Deposits	75,741,562	—	75,741,562	—
U.S. Government Agencies	74,498,653	—	74,498,653	—
U.S. Government Obligations	764,990	—	764,990	—

Total Investments, at value	$1,001,024,513 *	$2,553,659	$998,070,134	$400,720	*

Other Financial Instruments
OTC Interest Rate Swaps	(84,025)	—	(84,025)	—
Centrally Cleared Interest Rate Swap	(193,361)	—	(193,361)	—
Forward Foreign Currency Contracts	172,734	—	172,734	—
Options Contracts Written	(125,932)	(98,164)	(27,768)	—
Futures Contracts	369,355	369,355	—	—

Total Other Financial Instruments	$138,771	$271,191	$(132,420)	$—

	Total Fair Value at May 31, 2015		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Investments
Investments, at value
Corporate Bonds & Notes	$245,703,178	*	$—	$245,319,417	$383,761	*
Senior Loans	1,469,171		—	1,469,171	—
Preferred Stocks:
Financials	1,248,982		1,248,982	—	—
Common Stocks:
Consumer Discretionary	—	*	—	—	—	*
Energy	171,041		—	—	171,041
Health Care	116,200		—	—	116,200
Industrials	96,933		96,933	—	—
Materials	33,734		33,734	—	—
Warrants:
Financials	95,030		95,030	—	—
Short-Term Investments:
Money Market Fund	9,274,909		9,274,909	—	—
Time Deposits	12,124,695		—	12,124,695	—

Total Investments, at value	$270,333,873	*	$10,749,588	$258,913,283	$671,002	*

	Total Fair Value at May 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Investments
Investments, at value
Sovereign Bonds
Italy	15,481,004	—	15,481,004	—
Spain	21,997,089	—	21,997,089	—
Other Countries**	64,385,027	—	64,385,027	—
Corporate Bonds & Notes
Denmark	18,559,673	—	18,559,673	—
United States	14,182,707	—	14,182,707	—
Other Countries**	46,582,414	—	46,582,414	—
Collateralized Mortgage Obligations	21,850,407	—	21,850,407	—
U.S. Government & Agency Obligations	20,360,459	—	20,360,459	—
Mortgage-Backed Securities	1,977,296	—	1,977,296	—
Asset-Backed Securities	961,055	—	961,055	—
Municipal Bond	325,766	—	325,766	—
Purchased Options	137,457	—	137,457	—
Short-Term Investments:
Sovereign Bond	5,398,496	—	5,398,496	—
Time Deposits	7,431,659	—	7,431,659	—
U.S. Government Agencies	8,598,626	—	8,598,626	—
U.S. Government Obligation	613,986	—	613,986	—

Total - Investments, at value	$248,843,121	$—	$248,843,121	$—

Other Financial Instruments
Forward Foreign Currency Contracts	828,871	—	828,871	—
Options Contracts Written	(207,285)	(76,600)	(130,685)	—
Forward Sales Commitments	(27,910,289)	—	(27,910,289)	—
OTC Credit Default Swaps	164,705	—	164,705	—
Futures Contracts	(216,662)	(216,662)	—	—
OTC Interest Rate Swaps	41,776	—	41,776	—
Centrally Cleared Interest Rate Swaps	(608,536)	—	(608,536)	—
OTC Cross Currency Swaps	(1,446,436)	456	(1,446,892)	—
Centrally Cleared Credit Default Swaps	23,422	—	23,422	—

Total Other Financial Instruments	$(29,330,434)	$(292,806)	$(29,037,628)	$—

	Total Fair Value at May 31, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Investments
Investments, at value
Municipal Bonds	$79,331,098	$—	$79,331,098	$—
Short-Term Investments:
Time Deposits	9,070,629	—	9,070,629	—

Total Investments, at value	$88,401,727	$—	$88,401,727	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	$82,000,000	$—	$82,000,000	$—
Commercial Paper	107,949,868	—	107,949,868	—
Time Deposits	953,317	—	953,317	—
U.S. Government Agencies	46,073,652	—	46,073,652	—

Total Investments, at value	$236,976,837	$—	$236,976,837	$—

*	Includes securities that are fair valued at $0.
**	Other Countries represents Countries that are less than 5% of Total Net Assets.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2014, through May 31, 2015:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks		Rights	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2014	$10,505	*	$—	$—	*	$—		$—		$10,505	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	29,140		—	—		—		—		29,140	—
Purchases	—		—	—		—		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	—		—	—		—		—		—	—
Transfers Out	—		—	—		—		—		—	—

Balance as of May 31, 2015	$39,645	*	$—	$—	*	$—		$—		$39,645	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2015	$29,140		$—	$—		$—		$—		$29,140	$—

Emerging Markets Investments
Balance as of August 31, 2014	$—		$—	$—		$—		$—		$—	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	25		—	—		—		—		25	—
Purchases	—		—	—		—		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	—		—	—		—		—		—	—
Transfers Out	—		—	—		—		—		—	—

Balance as of May 31, 2015	$25		$—	$—		$—		$—		$25	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2015	$25		$—	$—		$—		$—		$25	$—

Core Fixed Income Investments
Balance as of August 31, 2014	$—	*	$—	$—		$—	*	$—	*	$—	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	720		720	—		—		—		—	—
Purchases	400,000		400,000	—		—		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	—		—	—		—		—		—	—
Transfers Out	—		—	—		—		—		—	—

Balance as of May 31, 2015	$400,720	*	$400,720	$—		$—	*	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2015	$720		$720	$—		$—		$—		$—	$—

High Yield Investments
Balance as of August 31, 2014	$1,081,709	*	$—	$601,991		$479,718	*	$—		$—	$—
Total realized gain (loss)	746		—	—		746		—		—	—
Accrued discounts (premiums)	2,357		—	—		2,357		—		—	—
Change in unrealized appreciation (depreciation)	(382,977)		—	(314,750)		(68,227)		—		—	—
Purchases	34,278		—	—		34,278		—		—	—
(Sales)	(65,111)		—	—		(65,111)		—		—	—
Transfers In	—		—	—		—		—		—	—
Transfers Out	—		—	—		—		—		—	—

Balance as of May 31, 2015	$671,002	*	$—	$287,241		$383,761	*	$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2015	$(381,338)		$—	$(314,750)		$(66,588)		$—		$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances.

At May 31, 2015, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$16,453,620	$16,754,983
Large Capitalization Value Equity Investments	24,355,672	25,017,638
Small Capitalization Growth Investments	39,153,147	39,598,404
Small Capitalization Value Equity Investments	12,427,778	12,885,636
International Equity Investments	34,473,110	36,291,239
Emerging Markets Equity Investments	4,846,874	5,351,977
High Yield Investments	9,008,134	9,274,909
Core Fixed Income Investments	1,692,498	1,758,343

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(n) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2014 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$467,775,364	$(11,205,901)	$456,569,463
Large Capitalization Value Equity Investments	305,890,533	(35,218,569)	270,671,964
Small Capitalization Growth Investments	68,965,537	(5,445,823)	63,519,714
Small Capitalization Value Equity Investments	60,107,131	(11,332,517)	48,774,614
International Equity Investments	153,417,412	(91,423,176)	61,994,236
Emerging Markets Equity Investments	76,511,081	(54,972,676)	21,538,405
Core Fixed Income Investments	21,090,102	(11,662,056)	9,428,046
High Yield Investments	6,024,154	(10,183,443)	(4,159,289)
International Fixed Income Investments	4,498,519	(17,335,468)	(12,836,949)
Municipal Bond Investments	5,353,331	(70,883)	5,282,448

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date:	July 29, 2015

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	July 29, 2015